UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Core Strategies: Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEDX | December 31, 2025
This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 47	0.45%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.97%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by the out-of-benchmark exposure to asset-backed securities. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit, and securitized sectors were the top contributors to performance, with investment grade credit providing the largest contribution, driven largely by security selection. Within this sector, exposure across communications and capital goods moderately aided performance. An underweight exposure to securitized names detracted from performance despite positive security selection within the sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	7.97%	0.53%	2.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.12%
(a)
Institutional Class
inception
date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,409M
Total number of portfolio holdings	1,099
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.22 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%
CREDIT RATING ALLOC
ATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEWX | December 31, 2025
This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 79	0.76%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.61%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by the out-of-benchmark exposure to asset-backed securities. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit, and securitized sectors were the top contributors to performance, with investment grade credit providing the largest contribution, driven largely by security selection. Within this sector, exposure across communications and capital goods moderately aided performance. An underweight exposure to securitized names detracted from performance despite positive security selection within the sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	7.61%	0.22%	0.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	(0.30) %
(a)
Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,409M
Total number of portfolio holdings	1,099
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	98%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.22 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	5.24%
United States Treasury Note/Bond 4.00%	2.56%
United States Treasury Note/Bond 3.75%	2.41%
United States Treasury Note/Bond 4.63%	2.32%
United States Treasury Note/Bond 4.75%	2.25%
United States Treasury Note/Bond 3.88%	2.06%
United States Treasury Note/Bond 3.88%	1.92%
United States Treasury Note/Bond 3.50%	1.75%
United States Treasury Note/Bond 4.00%	1.51%
United States Treasury Note/Bond 3.75%	1.24%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEGX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.08%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation also contributed, led by overweights to the collateralized loan obligation and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	7.08%	2.21%	3.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.12%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.65%
(a)
Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 649M
Total number of portfolio holdings	139
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	309%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.07 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEYX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 72	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.76%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation also contributed, led by overweights to the collateralized loan obligation and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	6.76%	1.85%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	(0.30) %
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	2.64%
(a)
Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 649M
Total number of portfolio holdings	139
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	309%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.07 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.26%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	21.21%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	12.05%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	10.47%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	10.41%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	6.26%
Government National Mortgage Association 4.50%	0.96%
Elmwood Ltd 5.18%	0.57%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	0.55%
Madison Park Funding LXXIII Ltd 5.26%	0.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXECX | December 31, 2025
This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 74	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 29.17%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio was managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); and LSV Asset Management (“LSV”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period of January 1, 2025 - April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth quarter earnings.
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	29.17%	8.11%	7.38%
MSCI EAFE Index	31.22%	8.92%	7.88%
(a)
Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,076M
Total number of portfolio holdings	862
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEVX | December 31, 2025
This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 110	0.96%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 28.74%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 31.22% over the same period.
The Fund’s investment portfolio was managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); and LSV Asset Management (“LSV”). On April 30, 2025, Lazard Asset Management LLC (“Lazard”) replaced Franklin Templeton as a sub-adviser of the Fund.
Franklin Templeton Summary of Performance
For the period of January 1, 2025 - April 30, 2025, performance was affected by stock selection in the industrials and financials sectors, while stock selection in communication services and information technology contributed. Sector positioning also influenced performance, as an overweight to information technology and an underweight to financials detracted, while a lack of exposure to energy and an overweight to communication services contributed. Within communications services, CTS Eventim, a Germany-based live entertainment and ticketing services provider, contributed following fourth quarter results that exceeded consensus expectations, reflecting strong revenues and profit margins across its ticketing and live entertainment divisions. In consumer discretionary, German apparel and footwear manufacturer Puma detracted from performance after issuing a profit warning driven primarily by slowing growth in Latin America, where profit margins are relatively high, with a stronger U.S. dollar further weighing on its fourth quarter earnings.
Keyridge Summary of Performance
Performance was supported by a resilient growth backdrop despite tariff-related uncertainties, with fiscal and monetary stimulus helping to offset the drag from higher tariffs. A weaker dollar over the course of the year also supported returns from global equities for U.S. dollar-based investors. ASML, a semiconductor company, was the largest contributor to performance, supported by strength in its extreme ultraviolet lithography business, while HSBC, a U.K. bank, also contributed to performance due to improved operational efficiency and a focus on wealth management. Novo Nordisk, a pharmaceuticals company, detracted the most from performance amid weak sales growth and increased competition for its weight-reducing drugs Wegovy and Ozempic. CSL Limited, a biotech company, was also a detractor as it experienced profit downgrades, a delayed spin-off, and declining U.S. flu vaccination rates.
Lazard Summary of Performance
Performance during the period from April 30, 2025 - December 31, 2025 was affected primarily by valuation pressure on quality-oriented holdings amid a narrow market environment. While earnings across the portfolio continued to compound, rising interest rates and shifting market preferences led to a significant derating of quality companies, particularly across industries viewed as more exposed to potential AI disruption. Portfolio positioning, including underweights to areas such as banks and overweights to industries such as media, software, and professional services, detracted as market leadership narrowed toward perceived AI beneficiaries. In addition, select holdings, including data and analytics companies such as RELX and London Stock Exchange Group, experienced meaningful valuation declines despite strong underlying earnings growth, reflecting investor concerns around future AI impacts.
LSV Summary of Performance
Performance was driven primarily by the portfolio’s deeper value style orientation, which was the largest contributor for the year. Style (deeper value) accounted for the most significant positive impact on performance, while size (smaller size bias) was the largest detractor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	28.74%	7.75%	10.08%
MSCI EAFE Index	31.22%	8.92%	10.84%
(a)
Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,076M
Total number of portfolio holdings	862
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	1.88%
Novartis AG	1.34%
Novo Nordisk A/S Class B	1.29%
SAP SE	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.15%
EssilorLuxottica SA	1.03%
Unilever PLC	0.97%
Tencent Holdings Ltd	0.94%
HSBC Holdings PLC	0.93%
Roche Holding AG	0.93%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30,

2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2025,

Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEBX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 59	0.55%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.41%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in NVIDIA also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The healthcare sector detracted the most from performance due to an underweight exposure to biotechnology and weaker stock selection, with healthcare provider Select Medical Holdings among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold from the portfolio.
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	15.41%	12.97%	12.95%
Russell 3000 ® Index	17.15%	13.15%	13.88%
(a)
Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 732M
Total number of portfolio holdings	655
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXETX | December 31, 2025
This annual shareholder report contains important information about the

Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 97	0.90%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.00%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”); Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in NVIDIA also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Loomis Sayles Summary of Performance
Following a market selloff during the first quarter of the year related to investor concerns over tariffs, the market shifted, with leadership favoring low-quality companies. The result was a mismatch with the portfolio’s focus on long-term fundamentals and higher quality business models. While several holdings delivered strong individual results, overall portfolio breadth was negative, which is typical when high-quality investment style is temporarily out of favor. The utilities sector provided the largest contribution to performance due to strong security selection and included independent power producer Talen Energy, one of the top contributing stocks during the period. TTM Technologies, the largest U.S. supplier of printed circuit boards, was the top contributor, supported by improved revenue quality, margin expansion through factory consolidation, and growth in AI servers. The healthcare sector detracted the most from performance due to an underweight exposure to biotechnology and weaker stock selection, with healthcare provider Select Medical Holdings among the bottom performing holdings. Alight Inc., a leading human capital solutions provider, was the top detractor as strategic and governance changes were less effective than expected amid macroeconomic pressures, and the position was sold from the portfolio.
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	15.00%	12.57%	14.25%
Russell 3000 ® Index	17.15%	13.15%	13.95%
(a)
Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 732M
Total number of portfolio holdings	655
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	4.92%
Microsoft Corp	4.47%
Apple Inc	4.12%
Amazon.com Inc	2.69%
Alphabet Inc Class A	2.36%
Broadcom Inc	1.97%
Alphabet Inc Class C	1.79%
Meta Platforms Inc Class A	1.51%
Tesla Inc	1.44%
Walmart Inc	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.66%
	AASET Trust(b)
	Series 2021-1A Class A
336,258	2.95%, 11/16/2041	$ 323,729
	Series 2021-2A Class A
655,702	2.80%, 01/15/2047	621,982
	Series 2024-2A Class A
1,372,107	5.93%, 09/16/2049	1,391,328
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	105,223
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	661,041
	Series 2024-X2 Class A
14,821	5.22%, 12/17/2029	14,825
	Series 2024-X2 Class D
180,000	6.08%, 12/17/2029	181,541
650,000	AGL Ltd(b)(c) Series 2022-23A Class BR 5.43%, 04/20/2038 3-mo. SOFR + 1.55%	650,079
695,077	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	710,374
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	928,711
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	303,224
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,523,382
1,500,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,538,792
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 5.72%, 10/22/2034 3-mo. SOFR + 1.86%	3,401,231
2,365,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2025-1A Class A2 6.72%, 06/07/2055	2,382,213
176,954	Aqua Finance Trust(b) Series 2019-A Class C 4.01%, 07/16/2040	173,793
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	440,378
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	257,097
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	263,515
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	254,200
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	291,218
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	$ 156,113
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.58%, 10/20/2037 3-mo. SOFR + 1.70%	1,402,309
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.51%, 01/25/2038 3-mo. SOFR + 1.65%	612,200
	BHG Securitization Trust(b)
	Series 2023-B Class B
585,931	7.45%, 12/17/2036	614,372
	Series 2024-1CON Class B
258,256	6.49%, 04/17/2035	265,708
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	107,186
	Series 2025-1CON Class B
184,102	5.26%, 04/17/2036	185,929
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.26%, 10/22/2037 3-mo. SOFR + 1.40%	1,337,370
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,128,762
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,468,981
	Series 2025-2 Class C
950,000	5.17%, 03/17/2031	962,240
	Series 2025-3 Class B
250,000	4.73%, 09/17/2029	251,377
	Series 2025-3 Class C
950,000	4.81%, 05/15/2031	956,281
	Series 2025-3 Class D
700,000	5.27%, 05/15/2031	705,176
333,128	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	319,655
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 5.67%, 04/15/2034 3-mo. SOFR + 1.76%	2,001,220
	CarMax Auto Owner Trust
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	298,615
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	312,310
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,026

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Carvana Auto Receivables Trust
	Series 2021-N4 Class D
101,432	2.30%, 09/11/2028	$ 99,300
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,486,212
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	208,056
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	203,992
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	398,748
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,287,709
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	588,119
	Series 2019-1A Class A
288,412	3.97%, 04/15/2039	282,644
171,918	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	172,599
624,388	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	620,945
1,595,000	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,595,000
19,406	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	17,868
655,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	660,891
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	662,552
	Series 2025-1A Class A3
165,000	5.85%, 02/25/2050	166,666
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.55%, 05/15/2052(d)	586,715
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	139,826
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	201,289
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	332,724
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	362,329
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	282,995
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	$ 304,777
345,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	331,048
1,230,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	1,211,598
	Drive Auto Receivables Trust
	Series 2025-1 Class D
1,050,000	5.41%, 09/15/2032	1,062,605
	Series 2025-2 Class C
690,000	4.39%, 09/15/2032	689,441
845,000	DT Auto Owner Trust(b) Series 2023-3A Class D 7.12%, 05/15/2029	870,522
24,864	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	23,808
50,821	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	42,245
544,912	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	520,294
173,700	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	171,684
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	693,602
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	347,991
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,363,155
	Series 2024-4A Class D
1,100,000	5.81%, 12/16/2030	1,124,027
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	401,799
	Series 2025-1A Class D
3,845,000	5.49%, 05/15/2031	3,902,133
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	758,893
	Series 2025-4A Class D
1,250,000	5.23%, 01/15/2032	1,254,958
	Series 2025-5A Class B
900,000	4.28%, 07/15/2030	901,541
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,200,000	4.69%, 04/15/2030	1,213,239
	Series 2025-2 Class B
550,000	4.63%, 11/17/2031	554,047
	Series 2025-2 Class D
1,200,000	5.34%, 01/15/2032	1,208,605

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	First Help Financial LLC(b)
	Series 2025-1A Class A2
827,309	4.92%, 02/15/2031	$ 825,065
	Series 2025-2A Class A2
1,300,000	5.75%, 05/15/2030	1,301,473
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	397,247
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	431,723
	Series 2025-1A Class D
500,000	5.22%, 12/15/2033	501,414
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	525,907
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	352,693
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	220,443
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
23,000	2.18%, 02/16/2027	22,962
	Series 2021-1 Class D
93,843	1.27%, 03/15/2027	93,083
	Series 2021-2 Class D
239,527	1.59%, 06/15/2027	236,211
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	464,699
	Series 2023-3 Class C
25,000	6.01%, 07/16/2029	25,014
490,000	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	519,564
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	453,487
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,414,972
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,402,294
	Foundation Finance Trust(b)
	Series 2023-2A Class B
217,615	6.97%, 06/15/2049	227,161
	Series 2024-2A Class D
84,702	6.59%, 03/15/2050	85,857
	Series 2025-1A Class B
677,498	5.26%, 04/15/2050	684,554
	Series 2025-1A Class D
482,534	6.09%, 04/15/2050	482,871
33,848	Freedom Financial Trust(b) Series 2022-1FP Class D 3.35%, 03/19/2029	33,819
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	$ 1,897,224
	Series 2023-1 Class C
770,000	11.50%, 08/20/2053	792,723
	Series 2024-1 Class C
1,085,000	11.16%, 06/20/2054	1,209,372
1,205,000	GGAM Master Trust International Ltd(b) Series 2025-1A Class A 5.92%, 09/30/2060	1,211,462
956,582	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	958,241
1,187,206	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,187,394
	GLS Auto Receivables Issuer Trust(b)
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	531,928
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	615,479
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	407,029
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	379,288
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,691
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	159,447
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	101,042
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	66,339
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	71,486
195,159	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	197,670
122,813	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	126,943
420,000	Hertz Vehicle Financing III LLC(b) Series 2023-1A Class D2 9.13%, 06/25/2027	423,155
	Hilton Grand Vacations Trust(b)
	Series 2024-1B Class C
41,758	6.62%, 09/15/2039	42,905
	Series 2025-3EXT Class A
850,000	4.56%, 10/25/2044	853,440

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
84,625	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	$ 86,247
	Home Partners of America Trust(b)
	Series 2021-1 Class E
81,600	2.58%, 09/17/2041	73,935
	Series 2021-2 Class E1
1,266,534	2.85%, 12/17/2026	1,236,331
	Series 2021-2 Class E2
609,280	2.95%, 12/17/2026	594,469
255,000	HPEFS Equipment Trust(b) Series 2023-2A Class D 6.97%, 07/21/2031	257,646
2,950,000	HPS Loan Management Ltd(b)(c) Series 2019-15A Class A1R2 5.16%, 10/22/2038 3-mo. SOFR + 1.24%	2,952,947
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	106,261
476,250	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	472,566
1,089,179	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,083,964
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	196,023
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	512,676
33,318	Kestrel Aircraft Funding Ltd(b) Series 2018-1A Class A 4.25%, 12/15/2038	33,335
2,250,000	KKR Ltd(b)(c) Series 31A Class B 5.65%, 04/20/2034 3-mo. SOFR + 1.76%	2,252,448
163,257	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	163,473
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	267,437
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	151,121
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	101,408
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	102,090
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	101,273
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	101,016
Principal Amount(a)		Fair Value
Non-Agency — (continued)
148,201	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	$ 138,886
726,918	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	693,486
456,116	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	437,012
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2R 5.45%, 04/15/2034 3-mo. SOFR + 1.55%	2,250,331
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	133,173
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	598,964
	Series 2024-1A Class B
115,566	6.07%, 07/17/2034	116,190
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	569,532
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	531,939
	Mercury Financial Credit Card Master Trust(b)
	Series 2024-2A Class A
1,075,000	6.56%, 07/20/2029	1,080,876
	Series 2025-1A Class B
435,000	6.16%, 12/22/2031	436,292
525,000	MetroNet Infrastructure Issuer LLC(b) Series 2025-2A Class A2 5.40%, 08/20/2055	530,814
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	623,191
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	699,818
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	601,768
81,203	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	79,851
	MVW Owner Trust(b)
	Series 2021-1WA Class C
190,182	1.94%, 01/22/2041	183,775
	Series 2021-2A Class C
380,058	2.23%, 05/20/2039	362,416
	Navient Student Loan Trust(b)
	Series 2020-HA Class A
21,388	1.31%, 01/15/2069	20,244

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A
176,420	0.84%, 05/15/2069	$ 162,093
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	585,271
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	170,885
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	366,910
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	605,969
1,100,702	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,051,306
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	332,389
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	170,191
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	87,774
315,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	262,960
375,000	Octane Receivables Trust(b) Series 2025-1A Class D 5.40%, 12/22/2031	375,323
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	323,713
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	773,921
839,456	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	851,255
469,860	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	472,599
1,130,000	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	1,135,438
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.50%, 07/15/2037 3-mo. SOFR + 1.60%	1,799,297
	Series 1A Class B1
1,270,000	6.05%, 07/15/2037 3-mo. SOFR + 2.15%	1,275,404
223,264	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	228,160
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
554,600	3.86%, 12/05/2049	530,982
	Series 2022-1A Class A2II
96,250	4.01%, 12/05/2051	91,234
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class A2I
449,313	5.77%, 06/05/2054	$ 456,686
	Series 2025-1A Class A2I
500,000	5.27%, 12/06/2055	502,924
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,246,182
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	200,755
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	163,885
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	138,772
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	227,120
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	98,664
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	296,278
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	152,966
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	342,875
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,917
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	154,768
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	108,324
465,000	QTS Issuer ABS II LLC(b) Series 2025-1A Class B 5.78%, 10/05/2055	460,197
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	178,132
550,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.98%, 12/20/2030 1-mo. SOFR + 2.00%	550,000
295,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	295,091
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	99,217

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	$ 525,266
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	147,748
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	501,629
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	820,156
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,413,415
	Series 2025-2 Class C
950,000	5.06%, 05/15/2031	956,625
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	251,724
	Series 2025-3 Class C
850,000	4.68%, 09/15/2031	854,596
	Series 2025-3 Class D
450,000	5.11%, 09/15/2031	454,365
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	101,841
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	102,309
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	118,751
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	115,344
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	199,245
	Series 2024-1A Class A2
935,000	7.39%, 04/30/2054	956,398
1,810,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	1,770,603
950,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	958,750
186,141	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	181,209
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
12,418	1.79%, 11/20/2037	12,395
	Series 2023-2A Class C
68,137	7.30%, 04/20/2040	70,678
	Series 2023-3A Class C
200,267	7.12%, 09/20/2040	207,261
	Series 2025-3A Class C
134,231	4.98%, 08/22/2044	134,918
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	SLAM LLC(b)
	Series 2024-1A Class A
763,364	5.34%, 09/15/2049	$ 773,085
	Series 2025-1A Class A
260,554	5.81%, 05/15/2050	267,025
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
260,233	2.23%, 09/15/2037	252,871
	Series 2021-A Class A2A2
275,358	4.59%, 01/15/2053(c) 1-mo. SOFR + 0.84%	272,685
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	309,523
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	287,623
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	616,323
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
63,832	6.27%, 07/15/2044	66,351
	Series 2024-2A Class A
317,523	5.21%, 02/15/2045	321,129
1,485,000	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,505,409
108,060	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	100,965
307,445	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	136,801
1,126,215	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	415,802
1,076,504	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	946,065
338,920	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	326,735
102,806	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	93,727
251,467	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	236,714
421,018	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	415,488
1,068,393	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	1,072,988

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.17%, 11/15/2027(c) 1-day. SOFR + 1.40%	$ 1,785,258
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	283,884
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,921
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	95,079
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	197,567
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	528,389
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	102,403
388,895	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	374,647
493,447	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	502,836
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class D 7.29%, 07/15/2030	105,163
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	409,119
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	555,842
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,380,214
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,219
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	405,931
	Series 2025-2A Class D
450,000	5.08%, 05/15/2031	452,463
729,743	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	689,472
148,696	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	152,864
Principal Amount(a)		Fair Value
Non-Agency — (continued)
445,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	$ 457,233
TOTAL ASSET-BACKED SECURITIES — 10.66% (Cost $150,145,253)		$150,226,758
BANK LOANS
1,060,000	Allison Transmission Inc(c) 5.53%, 11/06/2032 1-mo. SOFR + 1.85%	1,064,195
	Aramark Services Inc(c)
160,000	5.53%,04/06/2028 1-mo. SOFR + 1.85%	160,500
1,416,142	5.47%,06/22/2030 1-mo. SOFR + 1.78%	1,421,453
2,563,368	Ardonagh FinCo Ltd(c) 6.42%, 02/15/2031 3-mo. SOFR + 2.77%	2,559,560
1,687,560	Asplundh Tree Expert LLC(c) 5.47%, 05/23/2031 1-mo. SOFR + 1.78%	1,693,362
306,445	Ciena Corp(c) 5.48%, 10/24/2030 1-mo. SOFR + 1.79%	307,046
342,406	Citadel Securities LP(c) 5.67%, 10/31/2031 3-mo. SOFR + 2.02%	343,935
1,110,000	Clean Harbors Inc(c) 5.22%, 09/24/2032 1-mo. SOFR + 1.53%	1,117,770
1,683,092	DaVita Inc(c) 5.53%, 05/09/2031 1-mo. SOFR + 1.84%	1,688,501
2,603,951	Dayforce Inc(c) 6.78%, 10/07/2032 1-mo. SOFR + 3.10%	2,593,861
868,437	DK Crown Holdings Inc(c) 5.53%, 03/04/2032 1-mo. SOFR + 1.85%	868,438
	First Brands Group LLC(c)
158,412	13.84%,06/29/2026 1-mo. SOFR + 10.16%	29,940
360,000	10.99%,03/30/2027 1-mo. SOFR + 7.30%	900
476,563	10.99%,03/31/2027 1-mo. SOFR + 7.30%	1,191
	Flutter Entertainment PLC(c)
2,191,251	5.42%,11/30/2030 3-mo. SOFR + 1.77%	2,181,664
870,625	5.67%,06/04/2032 3-mo. SOFR + 2.02%	868,448
285,000	Herc Holdings Inc(c) 5.52%, 06/02/2032 1-mo. SOFR + 1.83%	286,069
1,157,005	Hilton Worldwide Finance LLC(c) 5.48%, 11/08/2030 1-mo. SOFR + 1.79%	1,162,680

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Bank Loans — (continued)
762,498	IQVIA Inc(c) 5.42%, 01/02/2031 3-mo. SOFR + 1.77%	$ 766,311
294,259	Leia FinCo US LLC(c) 7.19%, 10/09/2031 3-mo. SOFR + 3.53%	295,178
98,503	Light & Wonder International Inc(c) 5.99%, 04/14/2029 1-mo. SOFR + 2.30%	97,223
1,221,693	Novelis Holdings Inc(c) 5.42%, 02/20/2032 3-mo. SOFR + 1.77%	1,224,366
3,429,832	NRG Energy Inc(c) 5.59%, 04/16/2031 3-mo. SOFR + 1.94%	3,437,504
1,486,513	OpenText Corp(c) 5.47%, 01/31/2030 1-mo. SOFR + 1.78%	1,486,682
	Resideo Funding Inc(c)
282,775	5.73%,02/11/2028 1-mo. SOFR + 2.05%	283,129
1,267,452	5.84%,06/13/2031 6-mo. SOFR + 2.26%	1,271,463
217,800	Ryan Specialty Group LLC(c) 5.72%, 09/15/2031 1-mo. SOFR + 2.03%	217,981
727,947	SBA Senior Finance II LLC(c) 5.47%, 01/25/2031 1-mo. SOFR + 1.78%	730,677
1,270,000	Solstice Advanced Materials Inc(c) 5.59%, 10/29/2032 3-mo. SOFR + 1.94%	1,275,820
248,128	Terex Corp(c) 5.47%, 10/08/2031 1-mo. SOFR + 1.78%	249,175
3,161,322	Trans Union LLC(c) 5.47%, 06/24/2031 1-mo. SOFR + 1.78%	3,165,273
430,167	Truist Insurance Holdings LLC(c) 6.42%, 05/06/2031 3-mo. SOFR + 2.77%	430,705
273,608	United Rentals Inc(c) 5.22%, 02/14/2031 1-mo. SOFR + 1.53%	274,634
1,699,125	Wyndham Hotels & Resorts Inc(c) 5.47%, 05/24/2030 1-mo. SOFR + 1.78%	1,701,249
TOTAL BANK LOANS — 2.50% (Cost $35,658,099)		$35,256,883
CORPORATE BONDS AND NOTES
Basic Materials — 1.45%
669,000	Ashland Inc(b) 3.38%, 09/01/2031	611,936
17,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	17,267
Principal Amount(a)		Fair Value
Basic Materials — (continued)
236,000	Chemours Co(b) 5.75%, 11/15/2028	$ 229,513
	Commercial Metals Co(b)
477,000	5.75%, 11/15/2033	487,748
668,000	6.00%, 12/15/2035	684,804
1,352,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,423,674
18,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	17,408
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,389,994
2,010,000	2.85%, 04/27/2031	1,854,068
300,000	2.63%, 09/23/2031	270,446
3,075,000	5.70%, 05/08/2033	3,237,916
5,550,000	6.50%, 10/06/2033	6,129,645
	Mineral Resources Ltd(b)
39,000	8.00%, 11/01/2027	39,831
112,000	9.25%, 10/01/2028	117,544
771,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	777,780
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	331,514
810,000	5.25%, 05/15/2035	828,363
		20,449,451
Communications — 3.56%
	AppLovin Corp
700,000	5.13%, 12/01/2029	718,008
460,000	5.38%, 12/01/2031	477,006
2,075,000	5.50%, 12/01/2034	2,131,962
1,875,000	AT&T Inc 5.38%, 08/15/2035	1,921,405
2,884,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	3,042,620
35,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.00%, 02/01/2028	34,723
	Charter Communications Operating LLC / Charter Communications Operating Capital
375,000	6.65%, 02/01/2034	395,040
740,000	6.55%, 06/01/2034	778,299
320,000	6.38%, 10/23/2035	330,258
870,000	3.95%, 06/30/2062	523,503
294,000	Cipher Compute LLC(b) 7.13%, 11/15/2030	299,434
	CSC Holdings LLC(b)
800,000	5.38%, 02/01/2028	580,421
403,000	11.25%, 05/15/2028	320,653
200,000	5.75%, 01/15/2030	73,946
600,000	4.13%, 12/01/2030	367,922
7,410,000	4.63%, 12/01/2030	2,646,786
1,640,000	3.38%, 02/15/2031	993,116
400,000	4.50%, 11/15/2031	244,000
861,000	DirecTV Financing LLC(b) 8.88%, 02/01/2030	871,155

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Communications — (continued)
333,000	DirecTV Financing LLC (b) 8.88%, 02/01/2030	$ 337,476
980,000	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	1,001,611
	Discovery Communications LLC
88,000	3.63%, 05/15/2030	81,016
350,000	6.35%, 06/01/2040	289,890
	DISH DBS Corp(b)
2,885,000	5.25%, 12/01/2026	2,797,721
1,625,000	5.75%, 12/01/2028	1,595,348
9,747,216	EchoStar Corp 10.75%, 11/30/2029	10,771,590
2,885,000	Expedia Group Inc 5.40%, 02/15/2035	2,959,176
779,000	Flash Compute LLC(b) 7.25%, 12/31/2030	771,804
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
610,000	5.25%, 12/01/2027	611,662
743,000	3.50%, 03/01/2029	712,449
	Meta Platforms Inc
925,000	4.88%, 11/15/2035	923,760
1,250,000	5.63%, 11/15/2055	1,199,714
	Motorola Solutions Inc
1,730,000	5.40%, 04/15/2034	1,786,467
1,325,000	5.55%, 08/15/2035	1,376,941
505,000	SoftBank Group Corp 4.63%, 07/06/2028	494,291
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,705,192
260,000	Time Warner Cable LLC 6.55%, 05/01/2037	265,319
	T-Mobile USA Inc
810,000	2.70%, 03/15/2032	728,209
1,105,000	5.75%, 01/15/2034	1,170,655
170,000	4.70%, 01/15/2035	167,023
	Uber Technologies Inc
295,000	4.80%, 09/15/2034	294,915
405,000	4.80%, 09/15/2035	402,861
976,000	WULF Compute LLC(b) 7.75%, 10/15/2030	1,005,522
		50,200,869
Consumer, Cyclical — 2.59%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
65,000	3.88%, 01/15/2028	64,074
260,000	3.50%, 02/15/2029	251,213
241,000	5.63%, 09/15/2029	245,383
2,170,000	4.00%, 10/15/2030	2,066,717
9,000	Acushnet Co(b) 5.63%, 12/01/2033	9,101
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	663,836
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	American Airlines Pass Through Trust
	Series 2019-1 Class B
11,871	3.85%, 02/15/2028	$ 11,548
	Series 2016-3 Class A
108,901	3.25%, 10/15/2028	104,452
	Series 2017-2 Class A
2,970	3.60%, 10/15/2029	2,831
1,959	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	1,898
	Carnival Corp(b)
220,000	4.00%, 08/01/2028	216,759
1,665,000	5.75%, 03/15/2030	1,712,306
1,550,000	5.75%, 08/01/2032	1,590,735
1,770,000	6.13%, 02/15/2033	1,827,684
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	321,162
500,000	DR Horton Inc 5.50%, 10/15/2035	520,672
1,530,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,602,207
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	828,133
124,000	3.63%, 02/15/2032	115,107
13,000	6.13%, 04/01/2032	13,462
495,000	5.50%, 03/31/2034	498,400
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
150,000	4.88%, 07/01/2031	140,028
357,000	6.63%, 01/15/2032	365,920
637,000	Kingpin Intermediate Holdings LLC(b)(f) 7.25%, 10/15/2032	602,188
35,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	35,947
	Marriott International Inc
1,025,000	5.30%, 05/15/2034	1,057,150
1,390,000	5.50%, 04/15/2037	1,422,919
	Marriott Ownership Resorts Inc
18,000	4.75%, 01/15/2028	17,730
252,000	4.50%, 06/15/2029(b)	240,763
2,380,000	Meritage Homes Corp 5.65%, 03/15/2035	2,431,590
6,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	5,631
570,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	583,636
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	200,565
	Royal Caribbean Cruises Ltd
220,000	4.25%, 07/01/2026(b)	219,971
1,840,000	5.50%, 04/01/2028(b)	1,872,961

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,515,000	5.63%, 09/30/2031(b)	$ 1,548,810
490,000	6.25%, 03/15/2032(b)	507,029
1,900,000	6.00%, 02/01/2033(b)	1,952,148
760,000	5.38%, 01/15/2036	763,183
	Taylor Morrison Communities Inc(b)
17,000	5.13%, 08/01/2030	17,102
1,066,000	5.75%, 11/15/2032	1,096,799
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	205,541
755,000	4.63%, 03/01/2030(b)	736,169
645,000	4.63%, 03/01/2030	628,912
2,122,509	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,217,165
17,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	17,263
1,835,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,610,800
	Yum! Brands Inc
1,119,000	3.63%, 03/15/2031	1,058,509
413,000	4.63%, 01/31/2032	404,738
	ZF North America Capital Inc(b)
465,000	6.88%, 04/14/2028	474,489
675,000	6.75%, 04/23/2030	667,016
760,000	6.88%, 04/23/2032	743,231
		36,513,583
Consumer, Non-Cyclical — 2.92%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	299,438
470,000	5.55%, 05/30/2033	484,929
2,210,000	5.95%, 10/15/2033	2,338,251
285,000	5.80%, 04/15/2034	298,796
	Avantor Funding Inc(b)
400,000	4.63%, 07/15/2028	397,827
18,000	3.88%, 11/01/2029	17,213
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	26,094
1,185,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,060,575
	Block Inc
530,000	3.50%, 06/01/2031(f)	498,155
17,000	6.50%, 05/15/2032	17,678
	Centene Corp
985,000	3.38%, 02/15/2030	906,431
1,010,000	3.00%, 10/15/2030	903,483
870,000	2.50%, 03/01/2031	751,307
	CVS Pass Through Trust(b)
	Series 2013
638,272	4.70%, 01/10/2036	592,440
	Series 2014
224,099	4.16%, 08/11/2036	209,234
695,000	Elevance Health Inc 5.20%, 02/15/2035	709,902
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,753,040
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
2,025,000	5.60%, 04/01/2034	$ 2,111,912
385,000	5.45%, 09/15/2034	396,182
50,000	4.90%, 11/15/2035	49,316
735,000	5.13%, 06/15/2039	709,797
435,000	Hologic Inc(b) 3.25%, 02/15/2029	428,723
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
2,075,000	3.75%, 12/01/2031	1,970,446
330,000	6.75%, 03/15/2034	364,584
260,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	264,201
705,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	741,299
	Lamb Weston Holdings Inc(b)
9,000	4.13%, 01/31/2030	8,706
9,000	4.38%, 01/31/2032	8,574
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	914,879
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	270,447
10,000	3.88%, 11/15/2030	9,279
1,123,000	6.50%, 02/15/2031	1,153,355
1,340,000	3.88%, 05/15/2032	1,216,957
9,000	6.25%, 01/15/2033	9,175
9,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	8,799
	Pilgrim's Pride Corp
1,954,000	3.50%, 03/01/2032	1,805,096
1,133,000	6.88%, 05/15/2034	1,256,542
	Post Holdings Inc(b)
13,000	4.63%, 04/15/2030	12,659
460,000	4.50%, 09/15/2031	436,101
12,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	12,536
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	938,484
286,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	300,271
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,632,792
1,045,000	EUR, 7.88%, 09/15/2031	1,469,093
	Teva Pharmaceutical Finance Netherlands III BV
269,000	3.15%, 10/01/2026	265,895
275,000	5.13%, 05/09/2029(f)	278,108
1,270,000	7.88%, 09/15/2029	1,397,035
915,000	8.13%, 09/15/2031	1,053,568
200,000	6.00%, 12/01/2032	209,902
5,792,000	4.10%, 10/01/2046	4,379,937

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
220,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	$ 228,189
	TriNet Group Inc(b)
314,000	3.50%, 03/01/2029	296,718
8,000	7.13%, 08/15/2031	8,246
	United Rentals North America Inc
14,000	3.88%, 02/15/2031	13,352
14,000	3.75%, 01/15/2032	13,135
1,722,000	5.38%, 11/15/2033(b)	1,720,781
1,405,000	6.13%, 03/15/2034(b)	1,463,551
		41,093,415
Energy — 3.30%
	Aker BP ASA(b)
1,010,000	4.00%, 01/15/2031	974,942
785,000	5.13%, 10/01/2034	767,886
3,400,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	3,461,178
376,000	Cenovus Energy Inc 5.40%, 03/20/2036	375,507
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	2,059,500
1,500,000	5.95%, 06/30/2033	1,590,559
	Chord Energy Corp(b)
854,000	6.00%, 10/01/2030	864,473
89,000	6.75%, 03/15/2033	92,036
	Civitas Resources Inc(b)
295,000	8.38%, 07/01/2028	303,966
402,000	8.63%, 11/01/2030	421,320
12,000	8.75%, 07/01/2031	12,449
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	7,095,666
1,845,000	2.88%, 04/01/2032	1,610,097
9,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	8,541
	Energean Israel Finance Ltd(b)
825,000	5.38%, 03/30/2028	813,660
625,000	5.88%, 03/30/2031	604,502
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,019,304
2,530,000	5.60%, 09/01/2034	2,603,663
685,000	5.70%, 04/01/2035(f)	709,062
16,000	8.00%, 05/15/2054	17,079
2,265,000	Helmerich & Payne Inc(f) 5.50%, 12/01/2034	2,229,969
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	259,193
20,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	20,115
	Matador Resources Co(b)
358,000	6.88%, 04/15/2028	365,835
Principal Amount(a)		Fair Value
Energy — (continued)
49,000	6.50%, 04/15/2032	$ 49,694
8,000	Oceaneering International Inc 6.00%, 02/01/2028	8,090
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	198,340
445,000	5.45%, 06/01/2047	409,112
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	93,857
	SM Energy Co(b)
711,000	6.75%, 08/01/2029	716,220
6,000	7.00%, 08/01/2032	5,898
	Targa Resources Corp
230,000	6.13%, 03/15/2033	246,026
315,000	5.50%, 02/15/2035	322,671
2,790,000	5.55%, 08/15/2035	2,855,594
16,190	Transocean Titan Financing Ltd(b) 8.38%, 02/01/2028	16,535
286,000	Var Energi ASA(b) 8.00%, 11/15/2032	327,326
1,629,000	Venture Global Calcasieu Pass LLC(b) 4.13%, 08/15/2031	1,482,346
17,000	Venture Global LNG Inc(b)(g) 9.00%, Perpetual	13,426
	Venture Global Plaquemines LNG LLC(b)
684,000	6.13%, 12/15/2030	696,548
1,627,000	7.50%, 05/01/2033	1,757,975
1,358,000	6.50%, 01/15/2034	1,390,918
45,000	6.50%, 06/15/2034	45,980
980,000	7.75%, 05/01/2035	1,073,054
145,000	6.75%, 01/15/2036	148,522
2,345,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,393,143
13,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	13,314
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,053,571
226,000	5.50%, 12/15/2035	224,798
125,000	5.45%, 04/01/2044	113,882
850,000	5.30%, 03/01/2048	732,900
95,000	5.50%, 08/15/2048	83,572
335,000	5.25%, 02/01/2050	286,777
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	378,799
405,000	5.95%, 09/30/2034	418,800
680,000	Williams Cos Inc 5.15%, 03/15/2034	691,396
		46,529,586

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — 5.65%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	$ 1,373,799
2,835,000	3.30%, 01/30/2032	2,617,611
1,470,000	3.40%, 10/29/2033	1,327,153
1,640,000	4.95%, 09/10/2034	1,636,790
640,000	Air Lease Corp(g) 4.65%, Perpetual	631,277
	Aircastle Ltd
20,000	4.25%, 06/15/2026	19,999
1,905,000	6.50%, 07/18/2028(b)	2,002,701
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
335,000	5.25%, 03/15/2030	341,992
450,000	5.75%, 10/01/2031	469,037
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
218,000	6.75%, 04/15/2028	221,962
223,000	7.00%, 01/15/2031	231,357
665,000	6.50%, 10/01/2031	685,407
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,429,900
13,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	13,369
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	259,033
1,385,000	2.75%, 01/15/2027	1,353,572
2,160,000	3.75%, 07/15/2027	2,111,951
795,000	7.95%, 08/11/2028	841,180
17,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	17,170
200,000	Ardonagh Group Finco Ltd(b) 7.75%, 02/15/2031	209,671
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	143,122
495,000	5.45%, 07/15/2034	513,102
365,000	5.15%, 02/15/2035	368,820
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	207,520
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	919,016
635,000	6.75%, 10/25/2028	673,631
945,000	6.38%, 07/15/2030	1,009,545
850,000	4.80%, 10/24/2030	850,321
	Avolon Holdings Funding Ltd(b)
485,000	5.38%, 05/30/2030	497,904
601,000	4.70%, 01/30/2031	597,131
	Azorra Finance Ltd(b)
8,000	7.75%, 04/15/2030	8,447
8,000	7.25%, 01/15/2031	8,383
Principal Amount(a)		Fair Value
Financial — (continued)
21,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	$ 21,758
	Bank of America Corp
225,000	5.52%, 10/25/2035	230,450
2,850,000	5.74%, 02/12/2036	2,969,694
805,000	BGC Group Inc 6.15%, 04/02/2030	833,532
2,055,000	Blue Owl Finance LLC 6.25%, 04/18/2034	2,119,106
315,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	329,632
280,000	Brown & Brown Inc 5.55%, 06/23/2035	287,099
465,000	CaixaBank SA(b) 5.58%, 07/03/2036	477,764
740,000	Capital One Financial Corp 5.20%, 09/11/2036	736,267
	Central China Real Estate Ltd(h)
615,000	7.25%, 07/16/2024	10,763
200,000	7.25%, 08/13/2024	3,500
190,000	7.25%, 04/28/2025	3,325
205,000	7.50%, 07/14/2025	5,638
	Citadel LP(b)
345,000	6.00%, 01/23/2030	360,394
260,000	6.38%, 01/23/2032	275,952
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	157,244
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	132,260
	Country Garden Holdings Co Ltd
418,177	0.00%, 12/31/2031(i)	39,700
205,967	5.00%, 12/31/2032(j) PIK rate, 5.00%	19,553
395,000	EPR Properties REIT 3.60%, 11/15/2031	366,065
	Freedom Mortgage Holdings LLC(b)
16,000	9.25%, 02/01/2029	16,782
189,000	9.13%, 05/15/2031	202,997
104,000	8.38%, 04/01/2032	109,477
625,000	7.88%, 04/01/2033	647,227
17,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	17,251
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	610,142
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	560,951
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,999,133
665,000	ING Groep NV 6.11%, 09/11/2034	718,491

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Financial — (continued)
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	$ 394,805
	Iron Mountain Inc REIT(b)
12,000	7.00%, 02/15/2029	12,327
1,358,000	5.25%, 07/15/2030	1,341,575
	Jane Street Group / JSG Finance Inc(b)
12,000	7.13%, 04/30/2031	12,609
12,000	6.75%, 05/01/2033	12,526
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,501,267
1,635,000	6.20%, 04/14/2034(f)	1,725,573
2,450,000	JPMorgan Chase & Co(g) 6.50%, Perpetual	2,545,822
	Kaisa Group Holdings Ltd(b)(j)
241,546	7.72%, 12/28/2027 PIK rate, 7.72%	4,806
346,038	6.25%, 12/28/2028 PIK rate, 0.00%	6,090
581,361	6.50%, 12/28/2029 PIK rate, 6.50%	9,520
703,188	6.75%, 12/28/2030 PIK rate, 6.75%	9,452
1,063,117	7.00%, 12/28/2031 PIK rate, 7.00%	14,241
1,003,923	7.25%, 12/28/2032 PIK rate, 7.25%	12,806
	Logan Group Co Ltd(h)
605,000	4.25%, 07/12/2025	56,719
405,000	4.85%, 12/14/2026	38,224
	Macquarie Airfinance Holdings Ltd(b)
775,000	5.20%, 03/27/2028	786,701
130,000	6.40%, 03/26/2029	136,227
250,000	5.15%, 03/17/2030	253,430
275,000	6.50%, 03/26/2031	294,105
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,868,928
	Morgan Stanley
445,000	5.42%, 07/21/2034	462,941
1,422,000	6.63%, 11/01/2034	1,590,035
310,000	5.47%, 01/18/2035	322,237
1,345,000	5.83%, 04/19/2035	1,429,273
3,145,000	2.48%, 09/16/2036	2,765,440
2,070,000	5.95%, 01/19/2038	2,178,299
665,000	Navient Corp 5.00%, 03/15/2027	666,442
429,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	448,142
16,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	16,580
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
365,000	2.88%, 10/15/2026(b)	359,676
220,000	3.63%, 03/01/2029(b)	212,492
220,000	3.63%, 03/01/2029	212,492
3,610,000	3.88%, 03/01/2031(b)	3,428,037
3,115,000	4.00%, 10/15/2033(b)	2,894,134
Principal Amount(a)		Fair Value
Financial — (continued)
34,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	$ 34,740
21,100	Shimao Group Holdings Ltd(b)(j) 5.00%, 07/21/2031 PIK rate, 6.00%	696
186,817	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	16,814
1,715,000	Societe Generale SA(b) 5.44%, 10/03/2036	1,718,729
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,551,618
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,078,652
420,000	5.45%, 03/06/2031	430,626
12,000	7.25%, 02/02/2033	12,891
	Times China Holdings Ltd(b)(j)
85,959	4.00%, 03/30/2029 PIK rate, 4.00%	1,545
318,773	4.20%, 09/30/2032 PIK rate, 4.20%	4,447
	UBS Group AG(b)
1,145,000	6.60%, Perpetual(f)(g)	1,162,820
250,000	3.87%, 01/12/2029	248,589
1,760,000	5.70%, 02/08/2035	1,850,579
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	929,375
770,000	5.86%, 06/19/2032	782,839
600,000	5.46%, 06/30/2035	611,589
2,005,000	Wells Fargo & Co 4.89%, 09/15/2036	1,998,738
206,000	Willis North America Inc 5.15%, 03/15/2036	206,017
	Yuzhou Group Holdings Co Ltd(j)
128,694	7.00%, 06/30/2027 PIK rate, 7.00%	12,704
102,937	4.00%, 06/30/2028 PIK rate, 4.00%	2,445
179,248	4.50%, 06/30/2029 PIK rate, 4.50%	3,585
239,251	5.00%, 06/30/2030 PIK rate, 5.00%	4,785
335,622	5.50%, 06/30/2031 PIK rate, 5.50%	3,306
116,457	1.00%, 06/30/2034 PIK rate, 1.00%	116
		79,546,238
Industrial — 3.28%
540,000	Amrize Finance US LLC 5.40%, 04/07/2035	556,872
24,000	Arcosa Inc(b) 6.88%, 08/15/2032	25,299
	Axon Enterprise Inc(b)
268,000	6.13%, 03/15/2030	276,668
137,000	6.25%, 03/15/2033	142,525

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Industrial — (continued)
1,680,000	BAE Systems PLC(b) 5.30%, 03/26/2034	$ 1,739,716
2,632,000	Ball Corp 5.50%, 09/15/2033	2,683,041
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,075,570
515,000	6.39%, 05/01/2031	558,875
495,000	6.53%, 05/01/2034	547,648
1,810,000	5.71%, 05/01/2040	1,847,608
4,455,000	5.81%, 05/01/2050	4,381,913
720,000	6.86%, 05/01/2054	808,660
115,000	5.93%, 05/01/2060	112,764
685,000	7.01%, 05/01/2064	778,332
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(g)	1,639,995
370,000	7.20%, Perpetual(g)	385,873
2,980,000	3.88%, 07/11/2031	2,853,516
	Clean Harbors Inc(b)
6,000	6.38%, 02/01/2031	6,175
6,000	5.75%, 10/15/2033	6,155
2,015,000	CRH America Finance Inc 5.00%, 02/09/2036	2,021,957
1,561,000	Eagle Materials Inc 5.00%, 03/15/2036	1,529,049
	Entegris Inc(b)
2,315,000	4.75%, 04/15/2029	2,320,051
9,000	3.63%, 05/01/2029	8,646
8,000	5.95%, 06/15/2030	8,160
13,000	Esab Corp(b) 6.25%, 04/15/2029	13,367
	GFL Environmental Inc(b)
478,000	4.38%, 08/15/2029	470,030
12,000	6.75%, 01/15/2031	12,590
35,000	Imola Merger Corp(b) 4.75%, 05/15/2029	34,546
	JH North America Holdings Inc(b)
854,000	5.88%, 01/31/2031	871,699
1,220,000	6.13%, 07/31/2032	1,252,399
	L3Harris Technologies Inc
1,160,000	5.40%, 07/31/2033	1,208,192
2,015,000	5.35%, 06/01/2034	2,085,864
410,000	Nordson Corp 5.80%, 09/15/2033	433,670
205,000	Otis Worldwide Corp 5.13%, 09/04/2035	208,905
2,765,000	Owens Corning 5.70%, 06/15/2034	2,906,478
2,145,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,232,687
	Sensata Technologies Inc(b)
34,000	4.38%, 02/15/2030	33,208
1,064,000	3.75%, 02/15/2031	998,538
	SMBC Aviation Capital Finance Designated Activity Co(b)
680,000	5.45%, 05/03/2028	698,052
830,000	5.10%, 04/01/2030(f)	848,958
	TD SYNNEX Corp
1,325,000	6.10%, 04/12/2034	1,400,076
Principal Amount(a)		Fair Value
Industrial — (continued)
1,070,000	5.30%, 10/10/2035	$ 1,059,538
	TopBuild Corp(b)
390,000	4.13%, 02/15/2032	370,396
17,000	5.63%, 01/31/2034	17,197
	TransDigm Inc(b)
12,000	6.88%, 12/15/2030	12,558
13,000	6.00%, 01/15/2033	13,305
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,782,010
		46,279,331
Technology — 1.87%
	Broadcom Inc
975,000	3.42%, 04/15/2033	902,523
2,130,000	3.47%, 04/15/2034	1,942,226
1,800,000	3.14%, 11/15/2035(b)	1,550,135
1,070,000	3.19%, 11/15/2036(b)	907,459
	CDW LLC / CDW Finance Corp
1,875,000	3.57%, 12/01/2031	1,746,547
1,735,000	5.55%, 08/22/2034	1,767,817
1,310,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,293,708
1,072,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,101,102
	Leidos Inc
205,000	5.40%, 03/15/2032	213,222
2,355,000	5.75%, 03/15/2033	2,495,304
415,000	5.50%, 03/15/2035	431,288
2,192,000	Micron Technology Inc 5.88%, 09/15/2033	2,327,899
940,000	MSCI Inc 5.25%, 09/01/2035	946,202
	NetApp Inc
680,000	5.50%, 03/17/2032	707,338
620,000	5.70%, 03/17/2035	648,858
21,000	Open Text Corp(b) 3.88%, 12/01/2029	19,930
21,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	20,072
	Oracle Corp
3,353,000	5.20%, 09/26/2035	3,212,445
54,000	3.95%, 03/25/2051	35,530
108,000	6.00%, 08/03/2055	95,233
1,257,000	5.95%, 09/26/2055	1,113,720
500,000	Paychex Inc 5.60%, 04/15/2035	523,647
	Science Applications International Corp(b)
9,000	4.88%, 04/01/2028	8,976
9,000	5.88%, 11/01/2033	9,124
	Seagate Data Storage Technology Pte Ltd(b)
125,000	4.09%, 06/01/2029	122,491
6,000	8.25%, 12/15/2029	6,363
7,000	5.88%, 07/15/2030	7,216
91,800	9.63%, 12/01/2032	104,219
7,000	5.75%, 12/01/2034	7,174

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Technology — (continued)
	Synopsys Inc
865,000	5.15%, 04/01/2035	$ 879,139
1,015,000	5.70%, 04/01/2055	1,006,869
217,000	Western Digital Corp 4.75%, 02/15/2026	217,166
16,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	16,539
		26,387,481
Utilities — 0.27%
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,166,248
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	393,256
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	93,049
790,000	4.30%, 03/15/2045	626,653
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	582,802
340,000	Southern Power Co 4.90%, 10/01/2035	336,336
	Vistra Operations Co LLC(b)
280,000	5.70%, 12/30/2034	289,005
245,000	5.25%, 10/15/2035	244,214
17,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	16,843
		3,748,406
TOTAL CORPORATE BONDS AND NOTES — 24.89% (Cost $352,286,693)		$350,748,360
CONVERTIBLE BONDS
Communications — 0.26%
330,000	DoorDash Inc(b)(i) (0.99%), 05/15/2030	344,685
525,951	EchoStar Corp(j) 3.88%, 11/30/2030 PIK rate, 0.00%	1,756,676
70,000	InterDigital Inc 3.50%, 06/01/2027	288,435
251,000	Lyft Inc(b)(i) (2.46%), 09/15/2030	283,128
229,000	MakeMyTrip Ltd(b)(i) 0.48%, 07/01/2030	224,191
101,000	Spotify USA Inc(i) (57.09%), 03/15/2026	114,635
328,000	Uber Technologies Inc 0.88%, 12/01/2028	425,416
343,000	Wix.com Ltd(b)(i) 2.80%, 09/15/2030	303,041
		3,740,207
Consumer, Cyclical — 0.06%
274,000	Burlington Stores Inc 1.25%, 12/15/2027	405,794
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
88,000	Freshpet Inc 3.00%, 04/01/2028	$ 102,872
288,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	320,580
		829,246
Consumer, Non-Cyclical — 0.06%
325,000	Euronet Worldwide Inc(b) 0.63%, 10/01/2030	296,359
325,000	Post Holdings Inc 2.50%, 08/15/2027	349,700
144,000	Zoetis Inc(b) 0.25%, 06/15/2029	147,960
		794,019
Energy — 0.01%
106,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	102,131
Financial — 0.05%
397,800	CIFI Holdings Group Co Ltd(i) 0.00%, 06/30/2029	37,294
276,000	IREN Ltd(b)(i) 6.37%, 07/01/2031	204,378
	Kaisa Group Holdings Ltd(b)(h)(i)
185,696	0.00%, 12/31/2026	1,857
232,132	0.00%, 12/31/2027	1,161
371,394	0.00%, 12/31/2028	1,393
371,394	0.00%, 12/31/2029	1,393
464,244	0.00%, 12/31/2030	580
464,244	0.00%, 12/31/2031	580
875,822	0.00%, 12/31/2032	2,189
2,168,174	Shimao Group Holdings Ltd(b)(h)(i) 0.00%, 07/21/2026	60,709
461,712	Sino-Ocean Group Holding Ltd(b)(h)(i) 0.00%, 03/27/2027	3,463
	Sunac China Holdings Ltd(b)(i)
995,120	0.00%, 06/23/2026	159,219
735,346	0.00%, 06/23/2028	167,725
466,074	Times China Holdings Ltd 0.00%, 03/30/2027(b)(i)	6,195
		648,136
Industrial — 0.08%
193,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	316,423
268,000	Fluor Corp 1.13%, 08/15/2029	305,306
86,000	Granite Construction Inc 3.75%, 05/15/2028	218,182
313,000	Itron Inc 1.38%, 07/15/2030	316,326
		1,156,237

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Technology — 0.26%
188,000	Cloudflare Inc(b)(i) (1.80%), 06/15/2030	$ 204,356
119,000	Commvault Systems Inc(b)(i) 2.77%, 09/15/2030	105,256
400,000	CyberArk Software Ltd(b)(i) (2.59%), 06/15/2030	427,400
400,000	Guidewire Software Inc 1.25%, 11/01/2029	439,800
238,000	Nova Ltd(b)(i) (4.17%), 09/15/2030	295,953
490,000	Nutanix Inc 0.50%, 12/15/2029	472,605
439,000	Rubrik Inc(b)(i) 0.40%, 06/15/2030	431,317
92,000	Seagate HDD Cayman 3.50%, 06/01/2028	308,982
247,000	Snowflake Inc(i) (9.39%), 10/01/2029	381,368
175,000	Tyler Technologies Inc 0.25%, 03/15/2026	176,925
450,000	Zscaler Inc(b)(i) 2.71%, 07/15/2028	420,975
		3,664,937
Utilities — 0.07%
164,000	Evergy Inc 4.50%, 12/15/2027	199,588
306,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	329,256
265,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	282,887
176,000	UGI Corp 5.00%, 06/01/2028	249,392
		1,061,123
TOTAL CONVERTIBLE BONDS — 0.85% (Cost $16,204,485)		$11,996,036
FOREIGN GOVERNMENT BONDS AND NOTES
12,924	Brazil Notas do Tesouro Nacional Serie F(h) BRL, 10.00%, 01/01/2031	2,071,180
	Chile Government International Bond
435,000	4.34%, 03/07/2042	386,454
1,575,000	3.10%, 01/22/2061	974,137
2,170,000	3.25%, 09/21/2071	1,339,866
1,517,000	Egypt Government International Bond 5.80%, 09/30/2027	1,532,836
	Hungary Government Bond
446,250,000	HUF, 9.50%, 10/21/2026	1,397,947
535,130,000	HUF, 2.75%, 12/22/2026	1,587,147
	Kuwait International Government Bond(b)
2,089,000	4.14%, 10/09/2030	2,088,121
1,871,000	4.65%, 10/09/2035	1,868,416
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,105,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	$ 1,139,178
826,000(k)	Mexican Bonos MXN, 8.50%, 11/18/2038	4,297,410
805,000	Nigeria Government International Bond 6.50%, 11/28/2027	815,842
	Pakistan Government International Bond
1,475,000	6.00%, 04/08/2026	1,471,255
811,000	6.88%, 12/05/2027	816,713
	Republic of Poland Government International Bond
1,341,000	5.38%, 02/12/2035	1,390,145
3,031,000	5.50%, 03/18/2054	2,898,644
130,695,000	Republic of South Africa Government Bond ZAR, 9.00%, 01/31/2040	7,903,709
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,350,828
710,000	7.85%, 10/12/2028(b)	759,881
210,000	EUR, 5.10%, 02/25/2029(b)	255,034
650,000	EUR, 5.10%, 02/25/2029	789,391
400,000	3.70%, 11/25/2030	371,220
1,210,000	3.90%, 10/19/2031	1,118,559
1,885,000	6.90%, 02/28/2032(b)	2,025,912
1,040,000	6.95%, 05/25/2032(b)	1,122,857
	Romanian Government International Bond
472,000	7.13%, 01/17/2033	512,366
2,034,000	6.38%, 01/30/2034	2,115,421
2,436,000	6.63%, 05/16/2036	2,539,530
	Turkiye Government Bond
117,185,000	TRY, 37.00%, 02/18/2026	2,731,415
110,166,000	TRY, 36.00%, 08/12/2026	2,585,615
1,420,000	Turkiye Government International Bond 6.95%, 09/16/2035	1,462,600
	Uruguay Government International Bond
44,045,000	UYU, 8.50%, 03/15/2028	1,151,283
42,375,000	UYU, 9.75%, 07/20/2033	1,219,441
32,653,000	UYU, 8.00%, 10/29/2035	862,163
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.04% (Cost $54,783,132)		$56,952,516
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.69%
971,054	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	975,668

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
370,000	Arixa Mortgage Trust(b) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	$ 372,371
374,933	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	366,249
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,480,500
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	912,787
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
285,000	5.55%, 11/15/2042 1-mo. SOFR + 1.80%	285,887
	Series 2025-660F Class C
250,000	5.90%, 11/15/2042 1-mo. SOFR + 2.15%	251,242
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	902,024
	BPR Trust(b)
	Series 2021-NRD Class E
190,000	9.37%, 12/15/2038(c) 1-mo. SOFR + 5.62%	188,145
	Series 2021-NRD Class F
1,185,000	10.62%, 12/15/2038(c) 1-mo. SOFR + 6.87%	1,156,671
	Series 2025-STAR Class A
170,000	4.95%, 11/05/2042(d)	170,990
	BX Trust(b)
	Series 2022-AHP Class B
1,910,000	5.59%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,908,259
	Series 2024-VLT4 Class A
580,000	5.24%, 06/15/2041(c) 1-mo. SOFR + 1.49%	579,818
	Series 2024-VLT5 Class B
105,000	5.80%, 11/13/2046(d)	106,677
	Series 2025-DELC Class B
105,000	5.76%, 12/15/2042(c) 1-mo. SOFR + 1.80%	105,065
	Series 2025-DELC Class C
275,000	6.16%, 12/15/2042(c) 1-mo. SOFR + 2.20%	275,687
	Series 2025-VLT6 Class A
3,060,000	5.19%, 03/15/2042(c) 1-mo. SOFR + 1.44%	3,056,175
	Series 2025-VLT7 Class A
1,075,000	5.45%, 07/15/2044(c) 1-mo. SOFR + 1.70%	1,076,666
	Series 2025-VLT7 Class B
955,000	5.75%, 07/15/2044(c) 1-mo. SOFR + 2.00%	956,480
Principal Amount(a)		Fair Value
Non-Agency — (continued)
610,000	Cardinal Mortgage Trust(b)(e) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	$ 611,681
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
57,999	3.40%, 10/05/2030	57,610
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	203,583
990,000	CoreVest American Finance Trust(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	990,000
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	525,195
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	86,089
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	169,868
	Series 2021-RPL4 Class A1
688,964	4.15%, 12/27/2060(d)	686,304
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	1,251,223
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
105,000	5.60%, 10/15/2042 1-mo. SOFR + 1.85%	105,164
	Series 2025-ESH Class D
125,000	6.35%, 10/15/2042 1-mo. SOFR + 2.60%	125,780
	Series 2025-ESH Class E
135,000	7.10%, 10/15/2042 1-mo. SOFR + 3.35%	135,843
172,057	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	168,178
1,200,000	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	1,200,000
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
175,397	3.72%, 04/10/2031(b)(d)	173,873
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(d)	214,500
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	78,750

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	$ 163,117
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,378,919
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
242,436	3.57%, 12/15/2047(d)	235,398
	Series 2025-BMS Class A
500,000	5.35%, 01/15/2042(c) 1-mo. SOFR + 1.60%	499,843
	Series 2025-BMS Class B
300,000	5.75%, 01/15/2042(c) 1-mo. SOFR + 2.00%	298,882
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	798,211
	Series 2021-GS2 Class A1
304,514	5.75%, 04/25/2061(e)	304,618
	Series 2021-GS4 Class A1
134,744	5.65%, 11/25/2060(e)	134,847
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	201,179
584,434	MFRA Trust(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	585,252
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	664,967
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
161,523	3.28%, 10/15/2030(b)	155,061
	Series 2013-C11 Class B
195,000	4.08%, 08/15/2046(d)	117,917
	Series 2013-C12 Class C
12,611	4.70%, 10/15/2046(d)	11,980
	Series 2016-C30 Class C
785,000	3.97%, 09/15/2049(d)	716,252
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,210,583
	New York Mortgage Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	968,629
	Series 2024-BPL3 Class A1
445,000	5.27%, 09/25/2039(e)	446,037
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CP1 Class A1
491,714	3.75%, 02/25/2068(d)	$ 458,935
	Series 2025-R1 Class A
76,304	6.38%, 02/25/2030(e)	76,508
	Pretium Mortgage Credit Partners(b)(e)
	Series 2025-NPL3 Class A1
503,984	6.71%, 04/25/2055	506,354
	Series 2025-NPL6 Class A1
457,552	5.74%, 06/25/2055	459,326
	Series 2025-NPL8 Class A1
1,197,680	5.73%, 08/25/2055	1,200,866
	PRP Advisors LLC(b)(e)
	Series 2024-7 Class A1
347,131	5.87%, 11/25/2029	347,310
	Series 2025-2 Class A1
148,835	6.47%, 05/25/2030	149,113
	Series 2025-8 Class A1
1,035,178	5.39%, 10/25/2030	1,033,180
	RCO IX Mortgage LLC(b)(e)
	Series 2025-2 Class A1
1,330,317	6.51%, 04/25/2030	1,334,575
	Series 2025-4 Class A1
1,536,909	5.31%, 10/25/2030	1,537,300
608,022	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	609,355
1,205,097	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,207,637
915,602	Redwood Funding Trust(b)(e) Series 2025-1 Class A 7.58%, 05/27/2055	916,609
1,055,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	1,065,305
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.99%, 12/15/2039 1-mo. SOFR + 1.24%	245,000
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	250,956
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
61,059	3.00%, 07/25/2057	60,385
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	123,606
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,242,364

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,272,998	4.05%, 05/15/2051	$ 1,268,771
	Series 2018-C14 Class C
100,000	5.22%, 12/15/2051(d)	94,275
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
402,264	5.88%, 01/25/2055	407,194
	Series 2025-NPL3 Class A1
930,074	5.89%, 02/25/2055	932,233
	Wells Fargo Commercial Mortgage Trust
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,322,626
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	152,707
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	3,333,307
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
776,119	4.15%, 08/15/2046(d)	747,775
	Series 2014-C20 Class B
156,940	4.38%, 05/15/2047	135,882
		52,022,148
U.S. Government Agency — 23.10%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 7.62%, 12/25/2042 1-mo. SOFR + 3.75%	497,162
	Federal Home Loan Mortgage Corp
34,938	3.00%, 11/01/2034	33,864
11,960	2.50%, 06/01/2035	11,356
108,248	2.00%, 09/01/2035	100,473
80,816	2.00%, 10/01/2035	75,012
204,120	2.00%, 12/01/2035	189,456
28,291	3.00%, 09/01/2036	26,983
2,695,279	2.50%, 03/01/2037	2,549,359
1,678,177	2.50%, 04/01/2037	1,600,873
1,578,210	5.50%, 08/01/2040	1,629,719
2,902,459	2.00%, 01/01/2042	2,522,749
2,757,077	2.50%, 01/01/2042	2,476,259
34,606	3.00%, 12/01/2046	31,423
20,369	4.00%, 05/01/2047	19,717
15,222	4.50%, 10/01/2047	15,137
22,263	4.00%, 02/01/2048	21,485
2,246	4.50%, 06/01/2048	2,234
5,746	4.00%, 10/01/2048	5,561
6,900	3.50%, 09/01/2049	6,447
423,608	3.50%, 10/01/2049	395,659
9,821	3.00%, 11/01/2049	8,801
1,760,984	3.00%, 02/01/2051	1,584,138
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,825,939	2.00%, 03/01/2051	$ 1,519,238
4,017,639	2.00%, 05/01/2051	3,267,856
3,251,999	3.00%, 07/01/2051	2,927,107
2,244,378	2.50%, 09/01/2051	1,904,285
3,848,580	2.00%, 10/01/2051	3,139,580
1,339,108	2.00%, 12/01/2051	1,084,569
3,023,898	2.50%, 02/01/2052	2,593,491
1,461,288	2.00%, 03/01/2052	1,202,201
3,165,827	3.00%, 04/01/2052	2,830,080
393,893	4.00%, 04/01/2052	377,799
724,559	2.50%, 05/01/2052	624,888
3,373,991	3.50%, 05/01/2052	3,141,232
5,196,050	4.50%, 07/01/2052	5,112,097
1,829,607	3.50%, 08/01/2052	1,701,094
3,770,948	4.50%, 08/01/2052	3,713,168
2,269,825	4.50%, 09/01/2052	2,241,463
2,817,446	5.50%, 09/01/2052	2,883,091
1,540,172	4.50%, 10/01/2052	1,510,176
3,816,239	5.00%, 10/01/2052	3,849,742
2,102,370	5.50%, 01/01/2053	2,166,009
3,380,941	6.00%, 02/01/2053	3,526,980
3,216,837	5.50%, 05/01/2053	3,298,272
3,948,119	5.50%, 07/01/2053	4,020,985
3,063,532	5.50%, 08/01/2053	3,156,174
3,061,071	6.50%, 10/01/2053	3,208,963
2,473,223	6.50%, 09/01/2054	2,595,404
4,699,812	5.00%, 12/01/2054	4,724,033
1,644,026	4.50%, 01/01/2055	1,605,371
1,488,205	5.00%, 01/01/2055	1,494,875
2,168,626	4.50%, 07/01/2055	2,134,558
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
2,140,000	2.13%, 11/25/2031	1,913,757
	Series K517 Class A2
2,950,000	5.36%, 01/25/2029(d)	3,064,081
	Series K522 Class A2
2,707,792	4.80%, 05/25/2029	2,773,990
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,227,158
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,124,007
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,110,486
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,887,361
	Series K539 Class A2
2,800,000	4.41%, 01/25/2030(d)	2,842,814
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,200,592
	Series K760 Class A2
2,480,000	4.55%, 01/25/2032(d)	2,520,818

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,902,690	3.50%, 09/15/2047	$ 2,720,157
	Series 5238 Class BC
3,150,502	4.00%, 09/25/2049	3,101,027
	Series 5544 Class ME
3,102,000	4.50%, 04/25/2049	3,119,420
	Series 5559 Class BA
1,505,783	5.00%, 02/25/2052	1,511,838
1,120,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA4 Class M1B 7.22%, 05/25/2042 1-mo. SOFR + 3.35%	1,155,706
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,535,245
1,540,000	4.85%, 01/01/2030	1,582,653
1,600,000	4.94%, 02/01/2030	1,649,426
137,977	3.00%, 10/01/2033	134,724
12,332	3.00%, 06/01/2034	11,971
11,215	3.00%, 07/01/2034	10,918
5,866	3.00%, 11/01/2034	5,701
207,981	2.00%, 10/01/2035	193,042
200,914	2.00%, 11/01/2035	186,305
2,469,067	2.00%, 02/01/2037	2,288,518
2,336,290	2.00%, 03/01/2037	2,163,990
2,162,752	2.50%, 03/01/2037	2,055,929
2,931,821	2.50%, 02/01/2042	2,631,396
2,951,126	5.00%, 05/01/2043	3,002,133
3,276,978	5.00%, 06/01/2043	3,325,199
1,951,064	3.50%, 07/01/2047	1,863,879
19,478	4.00%, 09/01/2047	18,874
5,801	3.50%, 03/01/2048	5,440
4,719	4.00%, 06/01/2048	4,559
1,682,991	3.00%, 01/01/2049	1,543,856
5,072	3.00%, 12/01/2049	4,544
4,734	3.00%, 01/01/2050	4,243
22,077	2.50%, 05/01/2050	18,874
123,229	2.50%, 07/01/2050	105,336
6,448	2.50%, 08/01/2050	5,510
3,642,580	2.00%, 11/01/2050	3,010,129
2,564,718	2.00%, 12/01/2050	2,123,639
3,075,338	2.00%, 01/01/2051	2,545,221
3,858,061	2.00%, 09/01/2051	3,135,664
3,884,610	2.00%, 10/01/2051	3,156,043
2,903,513	2.50%, 10/01/2051	2,493,023
1,238,719	2.00%, 11/01/2051	1,006,401
6,063,046	2.50%, 01/01/2052	5,197,834
5,801,204	3.50%, 01/01/2052	5,406,634
9,867,689	2.50%, 02/01/2052	8,475,816
12,143,642	2.00%, 03/01/2052	9,991,777
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
3,029,248	2.50%, 03/01/2052	$ 2,599,930
11,530,482	3.00%, 03/01/2052	10,300,327
2,561,319	3.50%, 04/01/2052	2,385,586
7,831,029	4.00%, 06/01/2052	7,491,876
2,831,889	4.00%, 07/01/2052	2,702,624
3,423,760	4.00%, 08/01/2052	3,270,383
2,203,521	5.00%, 08/01/2052	2,211,683
3,293,166	4.50%, 09/01/2052	3,244,785
1,581,850	5.00%, 10/01/2052	1,589,055
2,925,458	5.50%, 10/01/2052	2,983,366
1,300,398	6.00%, 03/01/2053	1,356,450
318,087	4.00%, 04/01/2053	304,991
1,827,902	6.00%, 08/01/2053	1,883,026
960,755	6.00%, 09/01/2053	988,417
1,419,913	6.00%, 10/01/2053	1,474,241
3,147,699	6.00%, 11/01/2053	3,282,117
2,612,464	6.00%, 06/01/2054	2,688,188
808,071	5.00%, 10/01/2054	814,639
2,981,359	5.00%, 11/01/2054	2,998,926
2,806,358	5.50%, 11/01/2054	2,873,811
1,100,694	4.50%, 02/01/2055	1,086,143
3,173,558	5.50%, 03/01/2055	3,245,042
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,863,047	3.07%, 02/25/2030	2,766,296
	Series 2023-M5 Class 2A2
4,202,354	4.50%, 07/25/2028	4,238,182
	Government National Mortgage Association
15,291	3.50%, 04/20/2047	14,214
9,162	4.00%, 04/20/2047	8,833
15,128	3.00%, 02/20/2048	13,754
19,645	3.50%, 02/20/2048	18,223
2,826,643	2.50%, 03/20/2051	2,428,165
1,840,035	3.00%, 08/20/2051	1,655,477
3,803,313	2.00%, 09/20/2051	3,150,824
6,784,329	2.50%, 11/20/2051	5,855,080
7,097,867	2.00%, 12/20/2051	5,880,172
6,415,927	3.50%, 02/20/2052	5,887,402
2,813,414	3.50%, 06/20/2052	2,587,016
3,230,003	4.00%, 07/20/2052	3,055,913
3,305,253	3.50%, 08/20/2052	3,029,136
5,774,683	4.50%, 08/20/2052	5,669,249
3,970,288	4.50%, 09/20/2052	3,885,259
1,564,632	5.00%, 09/20/2052	1,566,699
1,493,526	5.00%, 10/20/2052	1,502,861
1,411,191	5.00%, 05/20/2053	1,411,751
5,652,201	5.00%, 06/20/2053	5,668,186
	Series 2024-125 Class H
1,799,441	4.50%, 10/20/2051	1,784,882
		325,379,486
TOTAL MORTGAGE-BACKED SECURITIES — 26.79% (Cost $386,586,557)		$377,401,634

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
Principal Amount(a)		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
8,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	$ 8,014,118
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,776,082
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.84% (Cost $11,696,319)		$11,790,200
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
33,400,000	3.75%, 06/30/2027	33,529,165
26,400,000	3.88%, 07/15/2028	26,622,749
24,300,000	3.50%, 10/15/2028	24,275,320
35,130,000	4.00%, 03/31/2030(l)	35,577,359
28,400,000	3.88%, 07/31/2030	28,609,673
14,700,000	3.63%, 10/31/2030	14,637,984
73,525,000	3.50%, 11/30/2030	72,784,008
20,900,000	4.00%, 07/31/2032	21,009,398
17,500,000	3.75%, 10/31/2032	17,305,859
16,600,000	4.00%, 11/15/2035	16,361,375
31,500,000	4.75%, 02/15/2045(l)	31,340,039
12,300,000	4.63%, 11/15/2045	12,019,406
33,400,000	4.63%, 11/15/2055	32,178,813
TOTAL U.S. TREASURY BONDS AND NOTES — 25.99% (Cost $367,485,866)		$366,251,148
Shares
COMMON STOCK
Communications — 0.04%
285,795	Optimum Communications Inc Class A(m)	471,562
Consumer, Non-Cyclical — 0.12%
29,162	BioMarin Pharmaceutical Inc(m)	1,733,097
Financial — 0.00%(n)
1,800	Country Garden Holdings Co Ltd(m)	96
230,184	Kaisa Group Holdings Ltd(m)	2,853
85,019	Sunac China Holdings Ltd(m)	14,340
220,248	Times China Holdings Ltd(m)	2,901
116,370	Yuzhou Group Holdings Co Ltd(i)	1,570
		21,760
TOTAL COMMON STOCK — 0.16% (Cost $6,751,733)		$2,226,419
Shares		Fair Value
PREFERRED STOCK
Financial — 0.01%
1,350	Apollo Global Management Inc	$ 101,682
Industrial — 0.05%
9,539	Boeing Co	662,484
Utilities — 0.02%
7,988	PG&E Corp	327,428
TOTAL PREFERRED STOCK — 0.08% (Cost $925,486)		$1,091,594
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,881,067	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 3.71%(p)	7,881,067
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.56% (Cost $7,881,067)		$7,881,067
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.65%
9,200,000	Federal Home Loan Bank(i) 3.55%, 01/02/2026	9,199,105
U.S. Treasury Bonds and Notes — 0.62%
	U.S. Treasury Bills(i)
5,000,000	3.51%, 01/02/2026(f)	4,999,513
3,793,000	3.55%, 06/18/2026	3,731,200
		8,730,713
TOTAL SHORT TERM INVESTMENTS — 1.27% (Cost $17,929,818)		$17,929,818
TOTAL INVESTMENTS — 98.63% (Cost $1,408,334,508)		$1,389,752,433
OTHER ASSETS & LIABILITIES, NET — 1.37%		$19,247,759
TOTAL NET ASSETS — 100.00%		$1,409,000,192

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2025
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $334,960,986, representing 23.77% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of December 31, 2025.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of December 31, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	700	USD	78,706	Mar 2026	$(608,285)
U.S. 10 Year Treasury Ultra Futures	15	USD	1,725	Mar 2026	(1,172)
U.S. 2 Year Treasury Note Futures	94	USD	19,626	Mar 2026	(5,297)
U.S. 5 Year Treasury Note Futures	4,753	USD	519,525	Mar 2026	(1,355,031)
Short
U.S. 10 Year Treasury Ultra Futures	1,663	USD	191,271	Mar 2026	1,436,348
U.S. 2 Year Treasury Note Futures	132	USD	27,560	Mar 2026	8,254
U.S. Long Bond Futures	111	USD	12,831	Mar 2026	177,037
U.S. Ultra Bond Futures	140	USD	16,520	Mar 2026	289,425
				Net Depreciation	$(58,721)
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	2,522,823	EUR	2,135,000	03/18/2026	$4,513
					Net Appreciation	$4,513
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Abbreviations
BA	Bank of America Corp
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.12%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	6.50%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,203,474
	Series 2024-4A Class D
975,000	8.15%, 04/15/2037 3-mo. SOFR + 4.25%	979,703
1,400,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,430,325
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 5.38%, 04/19/2037 3-mo. SOFR + 1.50%	926,485
2,150,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2025-3A Class A 5.46%, 07/25/2038 3-mo. SOFR + 1.38%	2,157,934
2,150,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,158,458
2,275,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.20%, 01/23/2038 3-mo. SOFR + 1.34%	2,280,026
2,600,000	Diameter Capital Ltd(a)(b) Series 2022-4A Class A1R 5.73%, 01/15/2037 3-mo. SOFR + 1.83%	2,604,652
	Elmwood Ltd(a)(b)
	Series 2021-3A Class AR2
3,450,000	5.18%, 07/20/2038 3-mo. SOFR + 1.30%	3,463,641
	Series 2024-8A Class A1
875,000	5.23%, 10/18/2037 3-mo. SOFR + 1.35%	878,756
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
62,665	4.70%, 09/15/2027	62,674
	Series 2025-1A Class A3
250,000	4.67%, 08/15/2028	250,439
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	922,947
143,592	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.52%, 05/20/2054 1-mo. SOFR + 1.60%	144,058
1,100,000	Kennedy Lewis Ltd(a)(b) Series 2024-20A Class A 5.16%, 01/25/2038 3-mo. SOFR + 1.30%	1,102,409
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,050,000	Madison Park Funding LXXIII Ltd(a)(b) Series 2025-73A Class A1 5.26%, 10/17/2038 3-mo. SOFR + 1.30%	$ 3,060,736
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 7.36%, 04/23/2038 3-mo. SOFR + 3.50%	853,681
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 5.43%, 04/20/2037 3-mo. SOFR + 1.55%	1,252,840
1,450,000	OHA Credit Funding Ltd(a)(b) Series 2023-15RA Class A 5.17%, 07/20/2038 3-mo. SOFR + 1.29%	1,453,519
2,000,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.44%, 07/25/2038 3-mo. SOFR + 1.34%	2,006,504
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
46,151	4.76%, 08/16/2027	46,166
	Series 2025-1 Class A3
875,000	4.74%, 01/16/2029	876,834
748,809	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	751,637
2,350,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	2,353,527
TOTAL ASSET-BACKED SECURITIES — 5.12% (Cost $33,114,039)		$33,221,425
CORPORATE BONDS AND NOTES
Communications — 0.93%
2,700,000	Alphabet Inc 4.10%, 11/15/2030	2,708,286
350,000	AppLovin Corp 5.50%, 12/01/2034	359,608
217,000	Expedia Group Inc 3.25%, 02/15/2030	208,119
	Meta Platforms Inc
1,200,000	4.20%, 11/15/2030	1,202,536
1,075,000	4.88%, 11/15/2035	1,073,559
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	500,062
		6,052,170
Consumer, Cyclical — 0.19%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	524,854

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Marriott International Inc
$ 237,000	4.88%, 05/15/2029	$ 242,149
500,000	2.85%, 04/15/2031	463,542
		1,230,545
Consumer, Non-Cyclical — 1.10%
425,000	Cigna Group 5.13%, 05/15/2031	439,195
885,000	Global Payments Inc 5.55%, 11/15/2035	879,630
	HCA Inc
1,200,000	4.50%, 02/15/2027	1,202,612
425,000	5.45%, 04/01/2031	443,572
	Mars Inc(a)
1,075,000	4.80%, 03/01/2030	1,098,610
975,000	5.00%, 03/01/2032	1,004,976
1,325,000	5.20%, 03/01/2035	1,361,874
	Solventum Corp
293,000	5.40%, 03/01/2029	303,454
375,000	5.60%, 03/23/2034	390,184
		7,124,107
Financial — 0.23%
150,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	152,264
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	306,268
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	518,559
490,000	Citigroup Inc 6.02%, 01/24/2036	513,221
		1,490,312
Industrial — 0.59%
	Boeing Co
880,000	2.20%, 02/04/2026	878,325
650,000	6.30%, 05/01/2029	689,941
405,000	8.75%, 09/15/2031	482,971
360,000	6.53%, 05/01/2034	398,289
500,000	Carrier Global Corp 2.70%, 02/15/2031	463,434
280,000	IDEX Corp 2.63%, 06/15/2031	255,723
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	293,852
352,000	Waste Management Inc 4.95%, 07/03/2031	364,361
		3,826,896
Technology — 0.24%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	245,594
614,000	Oracle Corp 5.25%, 02/03/2032	613,916
Principal Amount		Fair Value
Technology — (continued)
	Synopsys Inc
$ 401,000	5.00%, 04/01/2032	$ 409,466
282,000	5.15%, 04/01/2035	286,609
		1,555,585
TOTAL CORPORATE BONDS AND NOTES — 3.28% (Cost $20,887,828)		$21,279,615
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.26%
	BANK5
	Series 2024-5YR10 Class A3
700,000	5.30%, 10/15/2057	721,345
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	308,313
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	678,398
	Series 2025-5YR15 Class A3
900,000	5.45%, 07/15/2058	934,689
1,050,000	Barclays Commercial Mortgage Securities Trust Series 2025-5C36 Class A3 5.52%, 08/15/2058	1,095,274
525,000	BMO Mortgage Trust(d) Series 2022-C2 Class A5 4.81%, 07/15/2054	532,154
	BX Trust(a)(b)
	Series 2024-BRVE Class A
956,405	5.59%, 04/15/2041 1-mo. SOFR + 1.84%	957,599
	Series 2025-BCAT Class A
1,437,427	5.13%, 08/15/2042 1-mo. SOFR + 1.38%	1,439,218
	Series 2024-BIO Class A
1,050,000	5.39%, 02/15/2041 1-mo. SOFR + 1.64%	1,047,722
	Series 2024-XL5 Class A
420,634	5.14%, 03/15/2041 1-mo. SOFR + 1.39%	420,893
	Chase Home Lending Mortgage Trust(a)(d)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	205,285
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	250,003
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,358
568,462	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	575,756
	Durst Commercial Mortgage Trust(a)(d)
	Series 2025-151 Class B
1,400,000	5.58%, 08/10/2042	1,427,785

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-151 Class A
$ 1,150,000	5.15%, 08/10/2042	$ 1,171,354
550,000	Houston Galleria Mall Trust(a)(d) Series 2025-HGLR Class A 5.46%, 02/05/2045	569,903
450,000	Hudson Yards Mortgage Trust(a)(d) Series 2025-SPRL Class D 6.34%, 01/13/2040	467,971
	IRV Trust(a)(d)
	Series 2025-200P Class C
575,000	5.73%, 03/14/2047	583,541
	Series 2025-200P Class A
550,000	5.29%, 03/14/2047	564,326
	JPMorgan Mortgage Trust(a)
	Series 2024-1 Class A4
274,099	6.00%, 06/25/2054(d)	275,500
	Series 2024-VIS2 Class A1
878,308	5.85%, 11/25/2064(c)	888,452
	Series 2025-NQM5 Class A1A
1,750,000	4.88%, 05/25/2065(c)	1,750,719
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	961,811
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	658,810
	Series 2023-2 Class A5
325,000	6.01%, 12/15/2056(d)	350,640
	NYC Commercial Mortgage Trust(a)
	Series 2025-3BP Class B
300,000	5.44%, 02/15/2042(b) 1-mo. SOFR + 1.69%	299,440
	Series 2025-11X Class A
1,100,000	5.49%, 10/15/2040(b) 1-mo. SOFR + 1.74%	1,102,742
	Series 2025-300P Class A
1,100,000	4.88%, 07/13/2042(d)	1,104,307
1,903,981	Onslow Bay Financial LLC(a)(c) Series 2025-NQM15 Class A1A 5.14%, 07/27/2065	1,912,701
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,386,960
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	628,680
504,772	Verus Securitization Trust(a)(d) Series 2022-1 Class A3 3.29%, 01/25/2067	463,452
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	5.31%, 07/15/2035(a)(d)	882,575
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-1CHI Class B
$ 550,000	5.74%, 07/15/2035(a)	$ 554,634
	Series 2024-C63 Class A5
330,000	5.31%, 08/15/2057	341,303
		27,615,613
U.S. Government Agency — 1.09%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1M2
250,000	5.67%, 01/25/2044 1-mo. SOFR + 1.80%	251,441
	Series 2024-R02 Class 1M2
775,000	5.67%, 02/25/2044 1-mo. SOFR + 1.80%	779,109
	Series 2024-R03 Class 2M2
300,000	5.82%, 03/25/2044 1-mo. SOFR + 1.95%	301,466
5,890,584	Government National Mortgage Association 4.50%, 11/20/2052	5,780,302
		7,112,318
TOTAL MORTGAGE-BACKED SECURITIES — 5.35% (Cost $34,194,134)		$34,727,931
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
63,939,318(e)	0.38%, 07/15/2027	63,192,639
72,036,510(e)	1.63%, 10/15/2029	72,743,025
62,491,247(e)	1.63%, 04/15/2030	62,797,614
130,013,480(e)	1.13%, 10/15/2030	128,021,538
40,803,453(e)	0.13%, 07/15/2031	37,804,045
3,239,412(e)	2.13%, 01/15/2035	3,296,599
146,556,333(e)	1.88%, 07/15/2035	146,380,847
TOTAL U.S. TREASURY BONDS AND NOTES — 79.27% (Cost $516,260,447)		$514,236,307
TOTAL INVESTMENTS — 93.02% (Cost $604,456,448)		$603,465,278
OTHER ASSETS & LIABILITIES, NET — 6.98%		$45,283,839
TOTAL NET ASSETS — 100.00%		$648,749,117

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $57,635,021, representing 8.90% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2025. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of December 31, 2025.
(e)	Principal amount of the security is adjusted for inflation.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	680	USD	76,458	Mar 2026	$(311,336)
U.S. 2 Year Treasury Note Futures	1,257	USD	262,448	Mar 2026	(93,820)
U.S. Long Bond Futures	108	USD	12,484	Mar 2026	(65,156)
Short
U.S. 10 Year Treasury Ultra Futures	909	USD	104,549	Mar 2026	579,774
U.S. 5 Year Treasury Note Futures	370	USD	40,443	Mar 2026	118,915
U.S. Ultra Bond Futures	18	USD	2,124	Mar 2026	3,165
				Net Appreciation	$231,542
As of December 31, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.17%	Annually	USD	65,680	08/31/2027	$(2,866)	$29,038	$(31,904)
1-day SOFR	Annually	3.06%	Annually	USD	86,250	08/31/2027	88,826	69,944	18,882
1-day SOFR	Annually	3.14%	Annually	USD	92,800	12/15/2027	160,353	(173,348)	333,701
3.20%	Annually	1-day SOFR	Annually	USD	57,450	06/23/2028	(30,715)	(16,517)	(14,198)
3.37%	Annually	1-day SOFR	Annually	USD	221,200	06/23/2028	229,895	(285,614)	515,509
3.20%	Annually	1-day SOFR	Annually	USD	70,400	10/07/2028	(79,865)	(30,727)	(49,138)
1-day SOFR	Annually	3.60%	Annually	USD	232,810	06/23/2030	(208,442)	(4,019)	(204,423)
1-day SOFR	Annually	3.48%	Annually	USD	60,490	06/23/2030	69,972	15,370	54,602
1-day SOFR	Annually	3.53%	Annually	USD	15,120	07/15/2030	(27,991)	(16,924)	(11,067)
3.26%	Annually	1-day SOFR	Annually	USD	18,970	01/30/2031	(157,627)	(36,076)	(121,551)
3.38%	Annually	1-day SOFR	Annually	USD	122,530	08/31/2031	(567,011)	(276,460)	(290,551)
3.47%	Annually	1-day SOFR	Annually	USD	94,020	08/31/2031	(57,015)	(69,750)	12,735
3.85%	Annually	1-day SOFR	Annually	USD	19,420	05/21/2032	207,241	253,667	(46,426)
3.59%	Annually	1-day SOFR	Annually	USD	8,860	05/21/2032	(5,127)	(2,816)	(2,311)
1-day SOFR	Annually	3.58%	Annually	USD	48,400	10/10/2032	312,768	37,413	275,355
4.10%	Annually	1-day SOFR	Annually	USD	56,490	06/24/2035	(16,322)	194,206	(210,528)
4.08%	Annually	1-day SOFR	Annually	USD	14,700	06/24/2035	(16,979)	(3,710)	(13,269)
1-day SOFR	Annually	3.83%	Annually	USD	51,980	08/31/2036	41,807	13,191	28,616
1-day SOFR	Annually	3.81%	Annually	USD	67,170	08/31/2036	181,249	(330,910)	512,159
4.57%	Annually	1-day SOFR	Annually	USD	84,520	07/16/2040	(342,385)	153,192	(495,577)
4.44%	Annually	1-day SOFR	Annually	USD	32,540	10/09/2040	(280,492)	(22,206)	(258,286)
1-day SOFR	Annually	4.48%	Annually	USD	5,920	05/21/2055	16,422	(692)	17,114
1-day SOFR	Annually	4.21%	Annually	USD	13,110	05/21/2055	360,383	81,018	279,365
1-day SOFR	Annually	3.85%	Annually	USD	68,420	07/17/2055	817,441	(10,085)	827,526
1-day SOFR	Annually	3.83%	Annually	USD	5,260	01/30/2056	291,819	122,540	169,279
							$985,339	$(310,275)	$1,295,614
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	12/12/2029	$64,154	$151,323	$(87,169)
CPI-U	At Maturity	2.65%	At Maturity	USD	25,150	09/23/2030	(268,684)	(86,802)	(181,881)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	11/28/2032	20,061	164,292	(144,231)
							$(184,469)	$228,813	$(413,281)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
15,161	Air Liquide SA	$ 2,849,567
4,228	Akzo Nobel NV	294,186
29,322	Anglo American PLC	1,212,434
10,375	Antofagasta PLC	455,587
29,223	ArcelorMittal SA	1,341,904
29,500	Asahi Kasei Corp	262,218
23,367	BASF SE	1,229,537
162,638	BHP Group Ltd	4,908,287
7,088	Boliden AB(a)	392,649
3,305	Brenntag SE	191,836
4,802	DSM-Firmenich AG	387,376
187	EMS-Chemie Holding AG(a)	128,998
5,055	Endeavour Mining PLC	263,974
49,956	Evolution Mining Ltd	418,070
6,758	Evonik Industries AG	105,466
46,167	Fortescue Ltd	675,079
5,975	Fresnillo PLC	266,267
244	Givaudan SA(a)	965,325
267,310	Glencore PLC(a)	1,461,108
1,732	Holmen AB Class B	66,437
17,938	ICL Group Ltd	103,149
15,800	JFE Holdings Inc	201,432
5,600	Johnson Matthey PLC	160,497
14,600	JX Advanced Metals Corp	182,516
24,900	Kaneka Corp	698,374
51,500	Kansai Paint Co Ltd	813,553
23,500	Kemira OYJ	539,266
402,000	Kingboard Holdings Ltd	1,518,460
51,300	Kuraray Co Ltd	520,405
23,706	Lynas Rare Earths Ltd(a)	194,424
162,700	Mitsubishi Chemical Group Corp	952,386
42,400	Mitsui Chemicals Inc	542,174
23,100	Nippon Paint Holdings Co Ltd	154,671
4,200	Nippon Sanso Holdings Corp	125,471
37,500	Nippon Soda Co Ltd	867,471
126,000	Nippon Steel Corp	515,599
19,100	Nitto Denko Corp	454,765
165,287	Norsk Hydro ASA	1,275,879
35,463	Northern Star Resources Ltd	624,067
9,285	Novonesis / Novozymes Class B	594,059
577,400	Perseus Mining Ltd	2,170,672
36,158	Rio Tinto Ltd	3,527,428
29,781	Rio Tinto PLC	2,398,482
44,000	Shin-Etsu Chemical Co Ltd	1,366,691
16,900	Solvay SA	537,718
124,932	South32 Ltd	295,728
6,500	Sumitomo Metal Mining Co Ltd	260,283
1,706	Syensqo SA	136,647
3,515	Symrise AG	284,790
33,900	Tokuyama Corp	892,141
51,400	Tokyo Steel Manufacturing Co Ltd	484,630
40,100	Toray Industries Inc	261,443
13,734	UPM-Kymmene OYJ(a)	397,042
Shares		Fair Value
Basic Materials — (continued)
9,300	Yamato Kogyo Co Ltd	$ 634,837
17,479	Yara International ASA	715,276
		43,278,731
Communications — 5.20%
123,700	Airtel Africa PLC(b)	592,218
22,594	Auto Trader Group PLC(b)	178,191
625,814	BT Group PLC	1,549,991
10,587	CAR Group Ltd	216,836
4,827	Delivery Hero SE(a)(b)	127,239
96,037	Deutsche Telekom AG	3,126,102
4,103	Elisa OYJ(a)	181,827
65,817	Grab Holdings Ltd Class A(a)	328,427
91,000	HKT Trust & HKT Ltd	134,749
33,510	Informa PLC	397,512
23,900	IPSOS SA	959,081
76,500	KDDI Corp	1,324,039
101,098	Koninklijke KPN NV	472,402
77,200	LY Corp	205,425
372,100	M3 Inc	5,005,796
37,700	Metropole Television SA	538,342
5,500	MonotaRO Co Ltd	87,578
256,577	Nokia OYJ(a)	1,654,169
116,000	NOS SGPS SA	546,812
1,348,400	NTT Inc	1,361,198
91,011	Orange SA	1,518,659
17,083	Pearson PLC	241,421
51,009	Prosus NV	3,158,421
12,776	Publicis Groupe SA	1,326,757
35,600	Rakuten Group Inc(a)	228,124
50,307	Scout24 SE(b)	5,052,826
9,908	Sea Ltd ADR(a)	1,263,964
200,600	Singapore Telecommunications Ltd	709,723
759,300	SoftBank Corp	1,042,487
100,000	SoftBank Group Corp	2,805,334
4,082	Spotify Technology SA(a)	2,370,458
654	Swisscom AG(a)	475,038
13,007	Tele2 AB Class B	217,953
310,326	Telecom Italia SpA(a)	186,429
153,779	Telefonaktiebolaget LM Ericsson Class B	1,496,583
94,815	Telefonica SA	389,210
14,669	Telenor ASA	213,352
32,700	Television Francaise 1 SA	319,342
65,475	Telia Co AB(a)	279,838
96,818	Telstra Group Ltd	314,133
130,400	Tencent Holdings Ltd	10,007,358
3,400	Trend Micro Inc(a)	141,210
2,176,094	Vodafone Group PLC	2,900,156
1,409	Wix.com Ltd(a)	146,381
11,100	ZOZO Inc	91,540
		55,884,631
Consumer, Cyclical — 14.99%
5,009	Accor SA	282,389
6,944	AddTech AB Class B(a)	244,558

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
4,412	adidas AG(a)	$ 873,072
14,100	Aisin Corp	264,181
11,948	Amadeus IT Group SA	884,283
2,600	ANA Holdings Inc	49,378
14,752	Aristocrat Leisure Ltd	571,116
17,400	Asics Corp	417,713
38,828	Associated British Foods PLC	1,108,531
11,406	Avolta AG	672,724
14,700	Bandai Namco Holdings Inc	391,256
36,681	Barratt Redrow PLC(a)	188,387
19,248	Bayerische Motoren Werke AG	2,087,162
92,000	Betsson AB Class B	1,468,384
29,400	Bridgestone Corp	661,479
9,312	Bunzl PLC	259,777
14,083	Cie Financiere Richemont SA Class A	3,037,014
35,639	Cie Generale des Etablissements Michelin SCA	1,181,296
106,500	Citizen Watch Co Ltd	866,475
181,450	CK Hutchison Holdings Ltd	1,233,581
290,533	Clicks Group Ltd	5,920,036
44,011	Compass Group PLC	1,393,896
2,907	Continental AG	230,708
1,615	CTS Eventim AG & Co KGaA	147,841
51,883	Daimler Truck Holding AG	2,247,182
14,200	Daiwa House Industry Co Ltd	471,707
8,100	Daiwabo Holdings Co Ltd	159,632
45,700	Denso Corp	631,214
13,383	Deutsche Lufthansa AG	131,474
443	D'ieteren Group	79,794
29,200	Dollarama Inc	4,364,204
2,962	Dr Ing hc F Porsche AG(b)	157,763
14,830	Entain PLC	152,401
3,467	Evolution AB(b)	235,415
15,900	Exedy Corp	570,251
5,000	Fast Retailing Co Ltd	1,812,941
2,680	FDJ UNITED(a)(b)	74,184
3,257	Ferrari NV	1,210,346
57,900	Frasers Group PLC(a)	526,174
54,000	Galaxy Entertainment Group Ltd	266,264
12,874	H & M Hennes & Mauritz AB Class B	258,045
106,800	Harvey Norman Holdings Ltd	493,160
817	Hermes International SCA	2,028,487
328,357	Honda Motor Co Ltd	3,222,717
2,600	Hornbach Holding AG & Co KGaA	254,758
15,700	HUGO BOSS AG	661,546
30,658	IMCD NV	2,782,591
28,641	Industria de Diseno Textil SA	1,889,292
43,618	InterContinental Hotels Group PLC	6,126,633
239,343	International Consolidated Airlines Group SA	1,175,956
100,300	Isuzu Motors Ltd	1,565,395
Shares		Fair Value
Consumer, Cyclical — (continued)
156,500	ITOCHU Corp	$ 1,977,661
4,600	Japan Airlines Co Ltd	85,310
44,500	Jardine Cycle & Carriage Ltd	1,170,817
79,091	JD Sports Fashion PLC	89,627
83,600	JVCKenwood Corp	643,766
3,400	Kaufman & Broad SA(a)	119,232
1,907	Kering SA	666,377
433,799	Kingfisher PLC	1,825,509
3,400	Kohnan Shoji Co Ltd	87,129
23,400	Komeri Co Ltd	511,523
65,018	Lottery Corp Ltd	223,400
16,291	LVMH Moet Hennessy Louis Vuitton SE	12,279,095
55,600	Marubeni Corp	1,548,460
8,800	MatsukiyoCocokara & Co	152,360
49,860	Mercedes-Benz Group AG	3,456,395
84,900	Mitsubishi Corp	1,941,891
91,800	Mitsui & Co Ltd	2,726,216
6,564	Moncler SpA	419,572
39,000	Nagase & Co Ltd	949,583
2,953	Next PLC	543,447
50,300	NGK Insulators Ltd	1,079,401
32,200	NHK Spring Co Ltd	518,818
28,900	Nintendo Co Ltd	1,951,171
59,600	Nissan Motor Co Ltd(a)	148,102
12,200	Niterra Co Ltd	537,511
11,500	Nitori Holdings Co Ltd	200,723
57,200	Okamura Corp	836,926
28,800	Oriental Land Co Ltd	532,800
45,900	Pan Pacific International Holdings Corp	273,422
61,000	Panasonic Holdings Corp	790,806
2,171	Pandora A/S	240,082
173,500	Pets at Home Group PLC	461,604
305,100	Piaggio & C SpA	648,569
185,500	Pirelli & C SpA(b)	1,266,725
3,681	Porsche Automobil Holding SE	171,738
294,554	Qantas Airways Ltd	2,034,987
6,871	Rational AG	5,305,035
5,209	Renault SA	215,612
29,840	Rexel SA(a)	1,170,388
53,591	Ryanair Holdings PLC	1,847,687
13,600	Ryohin Keikaku Co Ltd	240,141
71,600	Sands China Ltd	180,606
40,500	Sankyo Co Ltd	657,351
5,200	Sanrio Co Ltd	162,709
9,900	Sekisui Chemical Co Ltd	166,491
16,300	Sekisui House Ltd	363,706
6,098	SGH Ltd	188,210
1,900	Shimano Inc	198,685
37,800	Singapore Airlines Ltd	187,676
2,309	Sodexo SA	118,304
38,800	Sojitz Corp	1,206,674
161,200	Sony Group Corp	4,134,939
37,100	Stanley Electric Co Ltd	730,369
116,511	Stellantis NV	1,277,816
50,500	Subaru Corp	1,087,327
76,600	Sumitomo Corp	2,651,318

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
18,200	Sumitomo Electric Industries Ltd	$ 733,047
94,200	Sumitomo Forestry Co Ltd	958,875
50,300	Super Retail Group Ltd	536,963
40,800	Suzuki Motor Corp	610,183
600	Swatch Group AG(a)	126,154
163,000	Toei Animation Co Ltd	2,823,389
2,700	Toho Co Ltd	137,551
42,100	Tokmanni Group Corp	380,879
8,300	Tokyo Gas Co Ltd	329,049
55,284	Toromont Industries Ltd	6,688,214
69,100	Toyota Boshoku Corp	1,111,790
4,400	Toyota Industries Corp	498,813
349,900	Toyota Motor Corp	7,514,836
18,600	Toyota Tsusho Corp	627,177
39,700	Traton SE	1,408,235
6,800	Tsuruha Holdings Inc	124,939
206,509	Universal Music Group NV	5,383,649
13,900	Valor Holdings Co Ltd	299,064
87,491	Volvo AB Class B	2,784,369
67,100	VTech Holdings Ltd	529,244
29,988	Wesfarmers Ltd	1,615,550
4,344	Whitbread PLC	148,832
26,800	Yamaha Motor Co Ltd	198,757
22,900	Yokohama Rubber Co Ltd	881,256
621,000	Yue Yuen Industrial Holdings Ltd	1,273,357
6,348	Zalando SE(a)(b)	187,311
2,400	Zensho Holdings Co Ltd	137,528
		161,235,573
Consumer, Non-Cyclical — 20.10%
657	Adyen NV(a)(b)	1,059,460
60,000	Aeon Co Ltd	947,827
24,400	Ajinomoto Co Inc	515,816
12,990	Alcon AG	1,027,874
25,857	Anheuser-Busch InBev SA	1,659,527
17,700	Arcs Co Ltd	382,498
7,276	Argenx SE(a)	6,137,617
38,100	Asahi Group Holdings Ltd	399,357
11,419	Ashtead Group PLC(a)	778,229
138,500	Astellas Pharma Inc	1,843,368
40,641	AstraZeneca PLC	7,519,879
18,100	Austevoll Seafood ASA	174,445
92	Barry Callebaut AG	150,412
69,119	Bayer AG	2,998,086
2,708	Beiersdorf AG	297,385
1,010	BioMerieux	130,689
34,965	Brambles Ltd	533,928
78,867	British American Tobacco PLC	4,469,945
8,775	Bureau Veritas SA	279,157
2,488	Carlsberg AS Class B	325,638
61,349	Carrefour SA	1,023,642
29	Chocoladefabriken Lindt & Spruengli AG	819,877
17,900	Chugai Pharmaceutical Co Ltd	939,062
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
92,300	Cloetta AB Class B	$ 405,633
5,422	Coca-Cola Europacific Partners PLC(a)	491,775
5,417	Coca-Cola HBC AG	280,094
1,688	Cochlear Ltd	293,070
34,566	Coles Group Ltd	494,062
40,402	Coloplast A/S Class B	3,463,876
12,673	CSL Ltd	1,458,432
10,400	Dai Nippon Printing Co Ltd	179,026
47,000	Daiichi Sankyo Co Ltd	998,024
16,692	Danone SA(a)	1,505,601
16,010	Davide Campari-Milano NV	103,429
1,649	Demant A/S(a)	55,562
229,093	Diageo PLC	4,934,919
6,553	Edenred SE	144,860
6,700	Eisai Co Ltd	198,929
34,535	EssilorLuxottica SA	10,919,883
15,034	Essity AB Class B	432,248
3,384	Eurofins Scientific SE	247,466
150,475	Experian PLC	6,782,361
524	Financiere de Tubize SA	127,879
548,400	First Resources Ltd	891,561
16,312	Fisher & Paykel Healthcare Corp Ltd(a)	354,411
5,322	Fresenius Medical Care AG	254,208
11,102	Fresenius SE & Co KGaA	636,053
30,400	FUJIFILM Holdings Corp	645,040
4,058	Galderma Group AG	826,342
1,590	Genmab A/S	492,875
51,700	Greencore Group PLC	176,661
8,949	Grifols SA	111,859
257,863	GSK PLC	6,320,327
236,016	Haleon PLC	1,192,356
3,649	Heineken Holding NV	267,204
7,254	Heineken NV	598,504
2,931	Henkel AG & Co KGaA	223,067
29,849	Hikma Pharmaceuticals PLC	621,857
92,863	Imperial Brands PLC(a)	3,898,070
250,200	Inghams Group Ltd	415,016
3,671	Intertek Group PLC	227,564
3,831	Ipsen SA(a)	534,537
325,666	J Sainsbury PLC	1,425,807
31,200	Japan Tobacco Inc	1,121,400
4,141	JDE Peet's NV	154,865
7,082	Jeronimo Martins SGPS SA	168,526
43,700	Kanamoto Co Ltd	1,093,068
11,700	Kao Corp	466,965
4,252	Kerry Group PLC Class A	388,559
7,836	Kesko OYJ Class B(a)	176,814
20,200	Kikkoman Corp	183,428
20,100	Kirin Holdings Co Ltd	300,877
4,200	Kobe Bussan Co Ltd	101,097
87,550	Koninklijke Ahold Delhaize NV(a)	3,590,149
20,773	Koninklijke Philips NV	565,632
5,900	Kyowa Kirin Co Ltd	94,959
6,460	Lifco AB Class B	244,826
1,832	Lonza Group AG(a)	1,235,171
19,600	Loomis AB	827,916

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,294	L'Oreal SA	$ 2,702,112
13	Lotus Bakeries NV	119,660
12,851	Magnum Ice Cream Co NV(a)	205,635
55,960	Marks & Spencer Group PLC	248,948
38,600	Megmilk Snow Brand Co Ltd	796,494
3,371	Merck KGaA	481,119
546,000	Mitie Group PLC	1,223,195
13,217	Mowi ASA(a)	317,934
67,531	Nestle SA(a)	6,703,068
14,948	Nexi SpA(b)	73,677
23,800	Nippon Shinyaku Co Ltd	857,622
305	NMC Health PLC(a)(c)	21
103,430	Novartis AG(a)	14,252,240
270,876	Novo Nordisk A/S Class B	13,738,418
28,700	Olympus Corp	363,895
66,700	Ono Pharmaceutical Co Ltd	924,089
2,638	Orion OYJ Class B	196,815
19,246	Orkla ASA	214,318
11,800	Otsuka Holdings Co Ltd	667,399
33,611	Pernod Ricard SA	2,877,984
6,071	QIAGEN NV	276,090
2,465	Randstad NV	93,584
17,739	Reckitt Benckiser Group PLC(a)	1,434,945
2,806	Recordati Industria Chimica e Farmaceutica SpA	159,293
124,300	Recruit Holdings Co Ltd	6,984,613
211,759	RELX PLC	8,603,321
64,078	Rentokil Initial PLC	382,234
24,818	Roche Holding AG	10,256,586
1,736	Salmar ASA	106,101
11,189	Sandoz Group AG	812,390
54,261	Sanofi SA	5,250,029
58,000	Santen Pharmaceutical Co Ltd	601,615
722	Sartorius Stedim Biotech	177,339
49,900	Scandinavian Tobacco Group A/S(b)	748,726
10,400	Secom Co Ltd	369,556
53,115	Securitas AB Class B(a)	844,694
56,100	Seven & i Holdings Co Ltd	805,990
4,488	SGS SA	514,808
93,700	Shionogi & Co Ltd	1,695,953
10,500	Shiseido Co Ltd	152,806
8,590	Siemens Healthineers AG(b)	450,267
128,157	Sigma Healthcare LTD	250,883
22,356	Smith & Nephew PLC	371,650
2,800	Societe BIC SA	169,178
174,000	Sonae SGPS SA	329,629
11,253	Sonic Healthcare Ltd	169,437
1,339	Sonova Holding AG(a)	346,355
2,920	Straumann Holding AG	341,067
3,000	Suntory Beverage & Food Ltd	90,221
4,883	Swedish Orphan Biovitrum AB(a)	175,237
14,300	Sysmex Corp	140,429
41,900	Takeda Pharmaceutical Co Ltd	1,301,635
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,400	Terumo Corp	$ 500,010
410,010	Tesco PLC	2,437,699
38,300	Teva Pharmaceutical Industries Ltd(a)	1,207,301
30,099	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	939,390
6,400	TOPPAN Holdings Inc	190,251
82,919	Transurban Group	784,714
3,240	UCB SA	902,749
31,800	Unicharm Corp	181,697
157,865	Unilever PLC	10,323,367
460,000	United Laboratories International Holdings Ltd	685,874
2,329,443	WH Group Ltd(b)	2,595,032
60,500	Wilmar International Ltd	144,695
16,000	Wise PLC Class A(a)	191,572
37,017	Wolters Kluwer NV	3,834,087
32,772	Woolworths Group Ltd	641,186
107,600	Zigup PLC(a)	555,499
		216,244,845
Diversified — 0.02%
4,000	Jardine Matheson Holdings Ltd(a)	263,120
Energy — 3.25%
8,529	Aker BP ASA	217,030
35,556	APA Group	212,455
15,167	Bollore SE(a)	85,239
597,934	BP PLC	3,486,714
2,197	DCC PLC(a)	136,811
160,300	ENEOS Holdings Inc	1,134,139
96,634	Eni SpA	1,831,803
73,656	Equinor ASA	1,736,943
11,486	Galp Energia SGPS SA	197,792
22,900	Idemitsu Kosan Co Ltd	173,382
70,600	Inpex Corp	1,412,038
10,288	Neste OYJ(a)	232,746
205,800	New Hope Corp Ltd	552,100
21,267	OMV AG	1,183,453
153,083	Repsol SA	2,856,284
31,300	Rubis SCA	1,175,234
86,721	Santos Ltd	356,180
259,521	Shell PLC	9,562,153
105,830	TotalEnergies SE	6,899,897
25,788	Vestas Wind Systems A/S	697,494
51,487	Woodside Energy Group Ltd	802,819
		34,942,706
Financial — 26.08%
30,506	3i Group PLC	1,337,238
80,256	ABN AMRO Bank NV(b)	2,804,052
6,879	Admiral Group PLC	294,083
205,318	Aegon Ltd	1,596,613
10,816	AerCap Holdings NV	1,554,908
11,855	Ageas SA(a)	830,571

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
797,772	AIA Group Ltd	$ 8,211,542
56,652	AIB Group PLC	605,629
6,000	AL Sydbank(a)	535,908
11,521	Allianz SE	5,327,043
1,705	Amundi SA(b)	140,918
78,196	ANZ Group Holdings Ltd	1,890,598
21,497	Aon PLC Class A	7,585,861
15,176	ASR Nederland NV	1,079,783
4,960	ASX Ltd	169,842
77,807	Aviva PLC	715,218
95,053	AXA SA	4,560,737
925	Azrieli Group Ltd	104,873
6,339	Banca Mediolanum SpA	143,936
51,588	Banca Monte dei Paschi di Siena SpA	549,267
244,451	Banco Bilbao Vizcaya Argentaria SA	5,734,134
28,970	Banco BPM SpA	439,907
740,486	Banco Comercial Portugues SA Class R	779,478
135,485	Banco de Sabadell SA	533,925
584,033	Banco Santander SA	6,874,347
33,629	Bank Hapoalim BM	760,589
83,318	Bank Leumi Le-Israel BM	1,836,138
78,752	Bank of Ireland Group PLC	1,506,154
16,136	Bankinter SA	267,457
935	Banque Cantonale Vaudoise	118,203
603,323	Barclays PLC	3,861,528
9,900	BAWAG Group AG(b)	1,491,076
55,911	BNP Paribas SA	5,289,568
98,000	BOC Hong Kong Holdings Ltd	497,349
39,605	BPER Banca SpA	535,161
99,715	CaixaBank SA	1,219,127
113,500	CapitaLand Ascendas REIT(a)	249,538
151,988	CapitaLand Integrated Commercial Trust REIT(a)	282,097
66,500	Capitaland Investment Ltd	139,951
17,500	Chiba Bank Ltd	195,306
48,000	CK Asset Holdings Ltd	242,731
60,925	Commerzbank AG	2,571,313
43,860	Commonwealth Bank of Australia	4,681,588
236,912	Computershare Ltd	5,369,288
1,830	Covivio SA REIT	121,476
78,543	Credit Agricole SA	1,617,032
55,300	Credit Saison Co Ltd	1,483,441
5,869	CVC Capital Partners PLC(b)	98,291
185,800	Dai-ichi Life Holdings Inc	1,544,104
8,000	Daito Trust Construction Co Ltd	152,336
36,600	Daiwa Securities Group Inc	320,755
62,576	Danske Bank A/S(a)	3,124,813
79,230	DBS Group Holdings Ltd	3,470,643
144,343	Deutsche Bank AG	5,562,848
4,953	Deutsche Boerse AG	1,301,753
54,376	DNB Bank ASA	1,514,958
12,900	EQT AB	503,952
Shares		Fair Value
Financial — (continued)
14,947	Erste Group Bank AG	$ 1,792,285
2,061	Euronext NV(b)	309,599
2,669	EXOR NV	226,716
19,721	Fastighets AB Balder Class B(a)	145,567
17,034	FinecoBank Banca Fineco SpA	441,343
1,472	Futu Holdings Ltd ADR(a)	241,717
1,177	Gecina SA REIT	111,783
21,666	Generali	905,387
179,302	Gjensidige Forsikring ASA(a)	5,359,038
53,054	Goodman Group REIT	1,091,757
2,181	Groupe Bruxelles Lambert NV	193,944
16,000	Gunma Bank Ltd	176,778
19,400	Hang Seng Bank Ltd	382,715
1,572	Hannover Rueck SE	489,176
218,486	HDFC Bank Ltd ADR	7,983,479
223,400	Helia Group Ltd	818,865
2,048	Helvetia Baloise Holding AG(a)	538,651
36,000	Henderson Land Development Co Ltd	130,366
134,100	Hong Kong Exchanges & Clearing Ltd	7,016,294
28,600	Hongkong Land Holdings Ltd	203,060
630,908	HSBC Holdings PLC	9,926,203
11,300	Hulic Co Ltd	123,635
17,815	IG Group Holdings PLC	315,149
3,160	Industrivarden AB Class A	141,563
4,672	Industrivarden AB Class C	209,134
24,801	Infratil Ltd	158,260
139,760	ING Groep NV	3,928,402
58,478	Insurance Australia Group Ltd	310,356
370,661	Intesa Sanpaolo SpA	2,561,304
73,500	Investec PLC	545,087
4,030	Investment AB Latour Class B	97,908
47,561	Investor AB Class B	1,694,865
1	Isracard Ltd	3
31,851	Israel Discount Bank Ltd Class A	338,243
16,500	Jaccs Co Ltd(a)	457,098
23,900	Japan Exchange Group Inc	255,098
46,700	Japan Post Bank Co Ltd	657,399
154,100	Japan Post Holdings Co Ltd	1,625,973
5,200	Japan Post Insurance Co Ltd	156,382
13,672	Julius Baer Group Ltd	1,068,205
6,100	Jyske Bank A/S	834,844
7,500	KBC Ancora	644,274
6,005	KBC Group NV	782,066
25,591	Klepierre SA REIT	1,012,515
1,921	L E Lundbergforetagen AB Class B	106,061
18,729	Land Securities Group PLC REIT	156,478
2,005	LEG Immobilien SE	146,236
153,473	Legal & General Group PLC	539,955
70,567	Link REIT	315,083

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
3,184,936	Lloyds Banking Group PLC	$ 4,211,889
73,899	London Stock Exchange Group PLC	8,887,182
56,506	M&G PLC	217,461
9,480	Macquarie Group Ltd	1,281,038
130,578	Mapfre SA	655,265
170,300	Mebuki Financial Group Inc	1,129,243
67,104	Medibank Pvt Ltd	214,154
39,900	Mediobanca Banca di Credito Finanziario SpA(a)	828,358
43,000	Mercialys SA REIT	556,720
28,900	Mitsubishi Estate Co Ltd	702,129
110,200	Mitsubishi HC Capital Inc	921,850
300,500	Mitsubishi UFJ Financial Group Inc	4,769,257
71,300	Mitsui Fudosan Co Ltd	810,273
4,125	Mizrahi Tefahot Bank Ltd	288,202
83,200	Mizuho Financial Group Inc	3,036,347
32,500	MS&AD Insurance Group Holdings Inc	763,003
6,558	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,315,726
79,526	National Australia Bank Ltd	2,236,019
539,865	NatWest Group PLC	4,734,378
225	Nippon Building Fund Inc REIT	205,072
25,058	NN Group NV	1,933,088
273,200	Nomura Holdings Inc	2,275,884
151,606	Nordea Bank Abp	2,852,352
72,100	ORIX Corp	2,108,729
87,000	Oversea-Chinese Banking Corp Ltd	1,336,600
6,465	Partners Group Holding AG	7,932,436
6,107	Phoenix Financial Ltd	252,580
15,787	Phoenix Group Holdings PLC	156,182
16,900	Plus500 Ltd	824,998
67,678	Prudential PLC	1,040,646
141,168	QBE Insurance Group Ltd	1,868,991
3,443	Raiffeisen Bank International AG(a)	153,408
1,218	REA Group Ltd	148,481
53,300	Resona Holdings Inc	507,294
22,900	Ricoh Leasing Co Ltd	853,833
6,482	Sagax AB Class B	138,637
62,595	Sampo OYJ Class A	757,324
15,600	SBI Holdings Inc	336,180
141,905	Scentre Group REIT	396,681
18,580	Schroders PLC	101,517
22,100	SCOR SE	743,945
35,998	Segro PLC REIT	348,655
22,400	Singapore Exchange Ltd	294,872
83,244	Sino Land Co Ltd	109,536
39,360	Skandinaviska Enskilda Banken AB Class A	829,854
47,243	Societe Generale SA	3,803,247
435	Sofina SA	125,792
23,700	Sompo Holdings Inc	804,430
167,900	Sony Financial Group Inc(a)	177,933
Shares		Fair Value
Financial — (continued)
118,409	Standard Chartered PLC	$ 2,888,428
57,623	Stockland REIT	219,701
122,900	Sumitomo Mitsui Financial Group Inc	3,952,638
17,800	Sumitomo Mitsui Trust Holdings Inc	542,453
16,800	Sumitomo Realty & Development Co Ltd	421,780
38,500	Sun Hung Kai Properties Ltd	468,787
28,689	Suncorp Group Ltd	336,784
493,700	Supermarket Income PLC REIT	540,907
134,470	Svenska Handelsbanken AB Class A	1,948,140
94,246	Swedbank AB Class A	3,269,870
12,000	Swire Pacific Ltd Class A	96,736
768	Swiss Life Holding AG(a)	884,617
2,029	Swiss Prime Site AG(a)	315,038
21,566	Swiss Re AG(a)	3,592,673
12,100	T&D Holdings Inc	279,306
1,569	Talanx AG	208,424
48,500	Tokio Marine Holdings Inc	1,792,856
7,834	Tryg A/S	204,870
153,904	UBS Group AG	7,106,456
3,203	Unibail-Rodamco-Westfield REIT	348,316
49,471	UniCredit SpA	4,097,515
10,616	Unipol Assicurazioni SpA	254,695
72,100	United Overseas Bank Ltd	1,963,682
1,400	Valiant Holding AG	266,319
114,667	Vicinity Ltd REIT	195,221
19,973	Vonovia SE	574,810
9,204	Washington H Soul Pattinson & Co Ltd	227,738
88,789	Westpac Banking Corp	2,278,468
31,000	Wharf Holdings Ltd	86,592
44,000	Wharf Real Estate Investment Co Ltd	139,066
23,700	Yokohama Financial Group Inc	195,928
3,831	Zurich Insurance Group AG(a)	2,898,928
		280,572,687
Industrial — 14.62%
41,079	ABB Ltd(a)	3,028,243
733	Acciona SA	159,529
4,752	ACS Actividades de Construccion y Servicios SA	471,708
19,452	Aena SME SA(b)	543,505
1,044	Aeroports de Paris SA	136,237
5,700	AGC Inc	189,033
15,574	Airbus SE	3,616,652
7,117	Alfa Laval AB	356,856
9,600	Alstom SA(a)	283,218
64,500	Amada Co Ltd	763,085
89	AP Moller - Maersk A/S Class A	204,144

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
114	AP Moller - Maersk A/S Class B	$ 261,579
233,617	Assa Abloy AB Class B	9,024,824
69,947	Atlas Copco AB Class A	1,245,237
42,526	Atlas Copco AB Class B	679,851
38,611	Auckland International Airport Ltd	185,179
79,701	BAE Systems PLC	1,833,781
55,400	Balfour Beatty PLC	528,025
11,415	Beijer Ref AB	183,186
3,600	Bekaert SA	159,386
265	Belimo Holding AG	258,922
4,900	Bilfinger SE	613,086
19,168	Bouygues SA	996,454
94,400	Brother Industries Ltd	1,885,897
2,016	Buzzi SpA	121,869
12,707	Cellnex Telecom SA(b)	409,186
20,100	Central Japan Railway Co	556,770
11,988	Cie de Saint-Gobain SA	1,219,081
13,500	CK Infrastructure Holdings Ltd	100,038
8,100	Daifuku Co Ltd	254,953
6,800	Daikin Industries Ltd	869,664
559	Dassault Aviation SA	179,218
50,506	Deutsche Post AG	2,753,872
56,660	Diploma PLC	4,027,431
5,458	DSV A/S	1,374,633
26,000	East Japan Railway Co	685,279
13,000	Ebara Corp	306,407
1,687	Eiffage SA	241,712
721	Elbit Systems Ltd	413,945
16,770	Epiroc AB Class A	378,027
9,610	Epiroc AB Class B	193,340
25,100	FANUC Corp	976,785
13,376	Ferrovial SE	866,639
346,000	Firstgroup PLC	888,471
400	Forbo Holding AG	437,702
3,600	Fuji Electric Co Ltd	273,006
6,500	Fujikura Ltd	720,820
3,761	GEA Group AG	254,177
909	Geberit AG(a)	705,950
8,984	Getlink SE	165,836
127,375	Halma PLC	6,042,398
6,500	Hankyu Hanshin Holdings Inc	163,480
18,700	Hanwa Co Ltd	856,796
3,556	Heidelberg Materials AG	921,917
1,717	Hensoldt AG	147,060
544,330	Hexagon AB Class B	6,411,502
120,100	Hitachi Ltd	3,766,524
407	Hochtief AG	159,333
13,356	Holcim AG	1,300,211
5,300	Horiba Ltd	540,990
48,400	Hoya Corp	7,340,808
26,000	IHI Corp	457,095
7,119	Indutrade AB	184,530
8,509	Infrastrutture Wireless Italiane SpA(b)	78,744
5,357	InPost SA(a)	65,831
Shares		Fair Value
Industrial — (continued)
21,500	Jungheinrich AG	$ 886,342
26,600	Kaga Electronics Co Ltd(a)	658,763
11,700	Kajima Corp	436,264
11,600	Kalmar OYJ Class B	549,198
23,500	Kamigumi Co Ltd	759,933
4,000	Kawasaki Heavy Industries Ltd	265,266
8,500	Kawasaki Kisen Kaisha Ltd	118,322
38,000	Keppel Ltd	305,507
16,200	Keyence Corp	5,859,945
4,328	Kingspan Group PLC	372,939
2,117	Knorr-Bremse AG	234,865
67,100	Komatsu Ltd	2,129,248
9,233	Kone OYJ Class B	654,092
5,000	Konecranes OYJ	547,527
10,943	Kongsberg Gruppen ASA	280,417
51,100	Koninklijke BAM Groep NV	557,275
12,500	Koninklijke Heijmans N.V	991,857
6,500	Krones AG	1,029,741
24,000	Kubota Corp	340,096
1,118	Kuehne + Nagel International AG(a)	239,761
35,100	Kyocera Corp	492,057
6,780	Legrand SA	1,007,932
10,249	Leonardo SpA(a)	586,248
15,600	Logista Integral SA	551,637
83,000	Lotes Co Ltd	3,422,226
5,000	Makita Corp	151,545
31,535	Melrose Industries PLC	248,629
18,948	Metso OYJ(a)	329,679
8,400	MINEBEA MITSUMI Inc	169,021
50,700	Mitsubishi Electric Corp	1,478,253
84,700	Mitsubishi Heavy Industries Ltd	2,067,733
8,000	Mitsui OSK Lines Ltd	240,515
40,000	MTR Corp Ltd	153,197
1,364	MTU Aero Engines AG	565,416
45,000	Murata Manufacturing Co Ltd	930,058
28,000	NCC AB Class B	666,755
35,100	Nibe Industrier AB Class B	134,166
23,200	Nidec Corp	315,010
25,200	Nippon Express Holdings Inc	539,345
28,800	Nippon Yusen KK	932,878
15,300	Obayashi Corp	320,197
12,968	Poste Italiane SpA(b)	325,547
7,385	Prysmian SpA	736,707
90,500	QinetiQ Group PLC	536,020
1,199	Rheinmetall AG	2,187,447
18,080	ROCKWOOL A/S Class B	635,221
221,436	Rolls-Royce Holdings PLC	3,423,164
8,736	Saab AB Class B	506,865
9,438	Safran SA	3,287,413
28,206	Sandvik AB	911,085
14,066	Sartorius AG	4,050,505
1,638	Schindler Holding AG	601,772
14,370	Schneider Electric SE	3,931,272
16,000	SCREEN Holdings Co Ltd	1,558,470
5,500	Seibu Holdings Inc	151,121
8,100	SG Holdings Co Ltd	74,128

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
5,300	Shimadzu Corp	$ 141,095
19,919	Siemens AG	5,578,839
20,234	Siemens Energy AG(a)	2,838,596
28,700	Signify NV(b)	705,775
3,958	Sika AG	803,575
39,000	Singapore Technologies Engineering Ltd	254,830
29,030	SITC International Holdings Co Ltd	103,881
8,090	Skanska AB Class B	220,439
52,649	SKF AB Class B	1,393,558
1,400	SMC Corp	484,401
8,235	Smiths Group PLC	260,253
1,875	Spirax Group PLC	171,243
15,240	Stora Enso OYJ Class R	190,281
13,940	Svenska Cellulosa AB SCA Class B	184,870
3,500	Taisei Corp	331,698
51,100	TDK Corp	722,950
37,000	Techtronic Industries Co Ltd	425,616
8,700	Tenaris SA	167,874
2,413	Thales SA	650,944
8,100	Tokyo Metro Co Ltd	82,453
13,800	Tokyu Corp	161,274
29,000	Toyo Seikan Group Holdings Ltd	708,078
5,590	Trelleborg AB Class B	236,298
66,700	Tsubakimoto Chain Co	984,894
10,324	VAT Group AG(b)	4,956,552
8,000	Vicat SACA	711,922
13,026	Vinci SA	1,832,536
13,198	Wartsila OYJ Abp	467,270
11,300	West Japan Railway Co	225,154
73,800	Yangzijiang Shipbuilding Holdings Ltd(a)	199,370
6,500	Yokogawa Electric Corp	208,459
		157,261,217
Technology — 8.11%
21,712	Accenture PLC Class A	5,825,330
19,900	Advantest Corp	2,516,314
1,225	ASM International NV	741,608
18,542	ASML Holding NV	19,979,354
1,794	BE Semiconductor Industries NV	280,467
29,800	Bell System24 Holdings Inc	273,799
43,200	Canon Inc	1,278,228
9,000	Capcom Co Ltd	209,061
9,424	Capgemini SE	1,564,837
32,703	Check Point Software Technologies Ltd(a)	6,068,369
21,000	Computacenter PLC	824,789
1,318	CyberArk Software Ltd(a)	587,907
18,009	Dassault Systemes SE	503,139
2,400	Disco Corp	731,189
46,000	Ferrotec Corp	1,477,052
45,800	Fujitsu Ltd	1,258,717
11,400	Indra Sistemas SA	648,036
Shares		Fair Value
Technology — (continued)
34,256	Infineon Technologies AG	$ 1,494,620
4,900	Kioxia Holdings Corp(a)	326,120
2,600	Konami Group Corp	353,099
1,900	Lasertec Corp	362,031
3,853	Logitech International SA(a)	391,149
1,096	Monday.com Ltd(a)	161,726
5,551	Nebius Group NV(a)	464,646
33,400	NEC Corp	1,130,106
1,407	Nemetschek SE	152,224
9,900	Nexon Co Ltd	241,822
1,829	Nice Ltd(a)	206,745
9,400	Nomura Research Institute Ltd	357,713
791	Nova Ltd(a)	264,426
9,000	Obic Co Ltd	282,498
900	Oracle Corp Japan	75,644
6,800	Otsuka Corp	140,118
341,000	PAX Global Technology Ltd	221,871
1,472	Pro Medicus Ltd	216,183
44,500	Renesas Electronics Corp	609,510
25,794	Sage Group PLC	374,986
54,596	SAP SE	13,265,094
77,700	Seiko Epson Corp	984,789
218,800	Serco Group PLC	821,884
3,100	Sopra Steria Group	561,250
18,320	STMicroelectronics NV(a)	478,795
30,204	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,178,693
87,400	TeamViewer SE(a)(b)	615,342
3,800	TietoEVRY OYJ	81,266
4,800	TIS Inc	161,259
11,600	Tokyo Electron Ltd	2,583,637
692,800	TOTVS SA	5,320,138
5,436	WiseTech Global Ltd	247,146
4,092	Xero Ltd(a)	309,986
		87,204,712
Utilities — 2.22%
474,900	A2A SpA	1,285,022
93,600	AGL Energy Ltd	580,010
658	BKW AG	139,569
137,289	Centrica PLC	312,934
15,400	Chubu Electric Power Co Inc	237,260
44,500	CLP Holdings Ltd	398,048
22,412	Contact Energy Ltd	119,229
167,700	Drax Group PLC	1,890,912
57,588	E.ON SE	1,090,423
8,400	EDP Renovaveis SA	118,627
85,542	EDP SA	393,988
925	Elia Group SA	119,031
29,958	Endesa SA	1,078,378
213,169	Enel SpA	2,216,387
46,938	Engie SA	1,233,029
11,470	Fortum OYJ(a)	243,576
500	Hikari Tsushin Inc	140,100
287,000	Hong Kong & China Gas Co Ltd	258,724

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Utilities — (continued)
166,354	Iberdrola SA	$ 3,602,125
179,800	Iren SpA	538,525
25,200	Kansai Electric Power Co Inc	395,758
26,948	Meridian Energy Ltd	87,037
128,934	National Grid PLC	1,976,778
5,075	Naturgy Energy Group SA(a)	154,525
43,630	Origin Energy Ltd	333,182
14,413	Orsted A/S(a)(b)	275,135
8,300	Osaka Gas Co Ltd	288,399
38,000	Power Assets Holdings Ltd	269,277
11,832	Redeia Corp SA(a)	210,926
16,571	RWE AG	878,044
20,300	Sembcorp Industries Ltd	94,895
7,374	Severn Trent PLC	276,801
57,559	Snam SpA	382,472
31,552	SSE PLC	924,611
35,076	Terna-Rete Elettrica Nazionale	373,163
18,716	United Utilities Group PLC	300,572
16,301	Veolia Environnement SA	567,233
1,700	Verbund AG	123,439
		23,908,144
TOTAL COMMON STOCK — 98.61% (Cost $855,900,388)		$1,060,796,366
PREFERRED STOCK
Consumer, Cyclical — 0.18%
1,521	Bayerische Motoren Werke AG	162,078
Shares		Fair Value
Consumer, Cyclical — (continued)
14,560	Volkswagen AG	$ 1,776,882
		1,938,960
Consumer, Non-Cyclical — 0.03%
3,926	Henkel AG & Co KGaA	320,302
TOTAL PREFERRED STOCK — 0.21% (Cost $2,393,678)		$2,259,262
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.13%
1,432,500	U.S. Treasury Bills(d) 3.78%, 03/10/2026	1,422,334
TOTAL SHORT TERM INVESTMENTS — 0.13% (Cost $1,422,334)		$1,422,334
TOTAL INVESTMENTS — 98.95% (Cost $859,716,400)		$1,064,477,962
OTHER ASSETS & LIABILITIES, NET — 1.05%		$11,292,814
TOTAL NET ASSETS — 100.00%		$1,075,770,776

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the aggregate fair value of 144A securities was $25,552,756, representing 2.38% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	44	USD	6,385	Mar 2026	$7,920
				Net Appreciation	$7,920
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	13,864	EUR	11,967	02/05/2026	$(225)
CGM	USD	22,332	GBP	17,053	01/08/2026	(655)
CGM	USD	17,913	GBP	13,538	01/09/2026	(336)
CGM	USD	4,917	GBP	3,716	01/12/2026	(92)
CGM	USD	27,549	GBP	21,080	01/13/2026	(868)
MEL	USD	16,051	AUD	23,963	02/24/2026	57
MEL	USD	4,531	AUD	6,764	02/25/2026	16
MEL	USD	2,953	AUD	4,408	02/27/2026	11
MEL	USD	5,567	AUD	8,311	03/18/2026	20
MEL	USD	605,833	CHF	478,000	01/12/2026	1,550
MEL	USD	44,038	EUR	37,447	01/05/2026	19
MEL	USD	1,301,515	EUR	1,110,000	01/12/2026	(3,746)
MEL	USD	3,421	GBP	2,569	01/05/2026	(42)
MEL	USD	4,582	GBP	3,438	01/09/2026	(53)
MEL	USD	13,466	GBP	10,098	01/30/2026	(148)
MEL	USD	46,284	GBP	34,274	02/05/2026	77
MEL	USD	4,869	GBP	3,606	02/12/2026	8
MEL	USD	2,984	JPY	462,825	03/17/2026	9
MEL	USD	8,231	JPY	1,275,765	03/25/2026	26
MEL	USD	13,429	JPY	2,081,225	03/27/2026	42
MEL	USD	35,405	JPY	5,485,517	03/30/2026	110
MEL	USD	19,534	JPY	3,026,297	03/31/2026	61
MEL	USD	38,640	JPY	5,985,530	04/01/2026	122
					Net Depreciation	$(4,037)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2025
Summary of Investments by Country as of December 31, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$204,197,213	19.18%
United Kingdom	167,079,667	15.70
France	100,518,665	9.44
Germany	95,251,735	8.95
Switzerland	82,883,748	7.79
Netherlands	66,617,770	6.26
Australia	51,084,481	4.80
Sweden	44,742,182	4.20
Hong Kong	29,612,552	2.78
Spain	29,363,367	2.76
Denmark	27,807,878	2.61
Italy	23,301,401	2.19
Ireland	19,197,038	1.80
Israel	14,504,964	1.36
Singapore	13,089,476	1.23
Taiwan	12,600,919	1.18
Norway	12,125,693	1.14
Canada	11,052,418	1.04
Finland	10,432,122	0.98
China	10,206,728	0.96
India	7,983,479	0.75
South Africa	6,465,122	0.61
Belgium	6,419,039	0.60
Brazil	5,320,138	0.50
Austria	4,743,661	0.45
Portugal	2,416,225	0.23
Luxembourg	1,855,536	0.17
United States	1,422,334	0.13
New Zealand	1,214,100	0.11
Chile	455,587	0.04
Mexico	266,267	0.03
Macau	180,605	0.02
Poland	65,831	0.01
United Arab Emirates	21	0.00
Total	$1,064,477,962	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.79%
1,424	Air Products & Chemicals Inc	$ 351,757
617	Albemarle Corp	87,269
1,060	CF Industries Holdings Inc	81,980
4,855	Dow Inc	113,510
16,482	DuPont de Nemours Inc	662,576
7,715	Eastman Chemical Co	492,448
1,604	Ecolab Inc	421,082
116,634	Ecovyst Inc(a)	1,134,849
50,456	Freeport-McMoRan Inc	2,562,660
7,311	Hawkins Inc(b)	1,038,601
1,655	International Flavors & Fragrances Inc	111,530
3,406	International Paper Co	134,162
2,899	Linde PLC	1,236,105
1,580	LyondellBasell Industries NV Class A	68,414
1,611	Mosaic Co	38,809
6,567	Newmont Corp	655,715
1,430	Nucor Corp	233,247
8,649	PPG Industries Inc	886,177
8,241	Qnity Electronics Inc	672,878
1,434	Sherwin-Williams Co	464,659
30,653	Solstice Advanced Materials Inc(a)	1,489,123
877	Steel Dynamics Inc	148,608
		13,086,159
Communications — 13.00%
2,695	Airbnb Inc Class A(a)	365,765
4,311	Alibaba Group Holding Ltd Sponsored ADR	631,906
54,540	Alphabet Inc Class A	17,071,020
41,284	Alphabet Inc Class C	12,954,919
84,374	Amazon.com Inc(a)	19,475,207
2,633	AppLovin Corp Class A(a)	1,774,168
6,817	Arista Networks Inc(a)	893,232
46,363	Array Digital Infrastructure Inc	2,485,984
44,184	AT&T Inc	1,097,531
316	Booking Holdings Inc	1,692,284
878	CDW Corp	119,584
3,551	Charter Communications Inc Class A(a)	741,271
1,681	Ciena Corp(a)	393,136
78,710	Cisco Systems Inc	6,063,031
41,874	Comcast Corp Class A	1,251,614
4,749	Corning Inc	415,822
3,453	DoorDash Inc Class A(a)	782,035
2,884	eBay Inc	251,196
697	Expedia Group Inc	197,467
336	F5 Inc(a)	85,767
215	FactSet Research Systems Inc	62,391
1,055	Fox Corp Class A	77,089
973	Fox Corp Class B	63,177
3,076	Gen Digital Inc	83,636
883	GoDaddy Inc Class A(a)	109,563
6,052	Hims & Hers Health Inc(a)	196,508
1,131	Match Group Inc	36,520
Shares		Fair Value
Communications — (continued)
174	MercadoLibre Inc(a)	$ 350,481
16,536	Meta Platforms Inc Class A	10,915,248
995	Motorola Solutions Inc	381,403
31,289	Netflix Inc(a)	2,933,657
1,755	News Corp Class A	45,841
809	News Corp Class B(b)	23,971
1,899	Omnicom Group Inc	153,344
5,181	Palo Alto Networks Inc(a)	954,340
1,480	Paramount Skydance Corp Class B(b)	19,832
21,685	Phoenix Education Partners Inc(a)	657,056
11,612	Robinhood Markets Inc Class A(a)	1,313,317
2,918	Sea Ltd ADR(a)	372,249
5,574	Shopify Inc Class A(a)	897,247
46	Spotify Technology SA(a)	26,713
12,250	T-Mobile US Inc	2,487,240
2,890	Trade Desk Inc Class A(a)	109,704
15,346	Uber Technologies Inc(a)	1,253,922
502	VeriSign Inc	121,961
25,739	Verizon Communications Inc	1,048,350
11,075	Walt Disney Co	1,260,003
14,823	Warner Bros Discovery Inc(a)	427,199
		95,124,901
Consumer, Cyclical — 9.58%
1,167	Aptiv PLC(a)	88,797
28,791	Atlanta Braves Holdings Inc Class C(a)	1,135,805
158	AutoZone Inc(a)	535,857
1,071	Best Buy Co Inc	71,682
8,844	BJ's Wholesale Club Holdings Inc(a)	796,225
29,947	Blue Bird Corp(a)	1,407,509
4,095	Boot Barn Holdings Inc(a)	722,645
7,294	Carnival Corp(a)	222,759
2,175	Carvana Co(a)	917,893
7,826	Chipotle Mexican Grill Inc(a)	289,562
16,894	Churchill Downs Inc	1,922,199
5,538	Copart Inc(a)	216,813
2,717	Costco Wholesale Corp	2,342,978
10,623	Crocs Inc(a)	908,479
851	Cummins Inc	434,393
52,776	Dana Inc	1,253,958
717	Darden Restaurants Inc	131,942
990	Deckers Outdoor Corp(a)	102,633
3,931	Delta Air Lines Inc	272,811
1,430	Dollar General Corp	189,861
1,061	Dollar Tree Inc(a)	130,514
216	Domino's Pizza Inc	90,033
3,518	DR Horton Inc	506,698
6,959	Fastenal Co	279,265
24,400	Ford Motor Co	320,128
131,097	Garrett Motion Inc	2,285,021
53,094	General Motors Co	4,317,604
849	Genuine Parts Co	104,393
929	Hasbro Inc	76,178

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
7,711	Hilton Worldwide Holdings Inc	$ 2,214,985
6,096	Home Depot Inc	2,097,634
17,010	KB Home	959,534
17,507	Kontoor Brands Inc	1,069,503
2,030	Las Vegas Sands Corp	132,133
1,268	Lennar Corp Class A	130,350
51,319	Levi Strauss & Co Class A	1,064,356
890	Live Nation Entertainment Inc(a)(b)	126,825
3,406	Lowe's Cos Inc	821,391
2,419	Lululemon Athletica Inc(a)	502,692
1,324	Marriott International Inc Class A	410,758
5,512	McDonald's Corp	1,684,633
1,048	MGM Resorts International(a)	38,241
7,259	NIKE Inc Class B	462,471
3,035	Norwegian Cruise Line Holdings Ltd(a)	67,741
19	NVR Inc(a)	138,563
5,224	O'Reilly Automotive Inc(a)	476,481
3,093	PACCAR Inc	338,714
175	Pool Corp	40,031
23,989	PulteGroup Inc	2,812,950
28,891	Pursuit Attractions & Hospitality Inc(a)	973,049
239	Ralph Lauren Corp	84,513
39,882	Resideo Technologies Inc(a)	1,400,656
1,914	Ross Stores Inc	344,788
1,611	Royal Caribbean Cruises Ltd	449,340
13,020	Rush Enterprises Inc Class A	702,299
64,525	Southwest Airlines Co	2,666,818
6,877	Starbucks Corp	579,112
1,313	Tapestry Inc	167,762
10,970	Target Corp	1,072,317
23,253	Tesla Inc(a)	10,457,339
6,802	TJX Cos Inc	1,044,855
428	TKO Group Holdings Inc	89,452
3,534	Tractor Supply Co	176,735
290	Ulta Beauty Inc(a)	175,453
1,956	United Airlines Holdings Inc(a)	218,720
11,422	VSE Corp	1,973,379
69,234	Walmart Inc	7,713,360
772	Williams-Sonoma Inc	137,871
274	WW Grainger Inc	276,480
432	Wynn Resorts Ltd	51,983
32,830	YETI Holdings Inc(a)	1,450,101
1,664	Yum! Brands Inc	251,730
		70,122,733
Consumer, Non-Cyclical — 15.44%
14,279	Abbott Laboratories	1,789,016
19,470	AbbVie Inc	4,448,700
5,862	Addus HomeCare Corp(a)	629,520
1,818	Agilent Technologies Inc	247,375
395	Align Technology Inc(a)	61,679
794	Alnylam Pharmaceuticals Inc(a)	315,734
10,299	Altria Group Inc	593,840
3,358	Amgen Inc	1,099,107
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,219	ANI Pharmaceuticals Inc(a)	$ 1,201,388
2,724	Archer-Daniels-Midland Co	156,603
23,029	AstraZeneca PLC Sponsored ADR	2,117,056
2,458	Automatic Data Processing Inc	632,271
490	Avery Dennison Corp	89,121
3,099	Baxter International Inc	59,222
11,431	Becton Dickinson & Co	2,218,414
18,192	BellRing Brands Inc(a)	486,272
973	Biogen Inc(a)	171,238
842	Bio-Techne Corp	49,518
3,276	Block Inc(a)	213,235
9,012	Boston Scientific Corp(a)	859,294
8,954	Boyd Group Inc	1,426,372
12,213	Bristol-Myers Squibb Co	658,769
1,319	Brown-Forman Corp Class B(b)	34,373
784	Bunge Global SA	69,839
1,444	Campbell's Co	40,244
1,526	Cardinal Health Inc	313,593
1,165	Cencora Inc	393,479
2,369	Centene Corp(a)	97,484
343	Charles River Laboratories International Inc(a)	68,422
1,583	Church & Dwight Co Inc	132,735
1,568	Cigna Group	431,561
2,132	Cintas Corp	400,965
754	Clorox Co	76,026
78,356	Coca-Cola Co	5,477,868
5,034	Colgate-Palmolive Co	397,787
31,676	Collegium Pharmaceutical Inc(a)	1,466,599
10,246	Colliers International Group Inc(b)	1,506,264
3,505	Conagra Brands Inc	60,672
80,372	Concentra Group Holdings Parent Inc	1,581,721
713	Constellation Brands Inc Class A	98,365
1,198	Cooper Cos Inc(a)	98,188
434	Corpay Inc(a)	130,604
35,488	Corteva Inc	2,378,761
7,638	CVS Health Corp	606,152
3,821	Danaher Corp	874,703
152	DaVita Inc(a)	17,269
2,353	Dexcom Inc(a)	156,169
3,737	Edwards Lifesciences Corp(a)	318,579
1,326	Elevance Health Inc	464,829
6,213	Eli Lilly & Co	6,676,987
679	Equifax Inc	147,329
1,518	Estee Lauder Cos Inc Class A	158,965
2,911	GE HealthCare Technologies Inc	238,760
3,457	General Mills Inc	160,751
11,760	Gilead Sciences Inc	1,443,422
1,263	Global Payments Inc	97,756
14,416	Haemonetics Corp(a)	1,155,442
964	HCA Healthcare Inc	450,053
468	Henry Schein Inc(a)	35,371
10,951	Herc Holdings Inc	1,624,909

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
972	Hershey Co	$ 176,885
1,144	Hologic Inc(a)	85,217
2,133	Hormel Foods Corp	50,552
757	Humana Inc	193,890
511	IDEXX Laboratories Inc(a)	345,707
828	Incyte Corp(a)	81,782
5,992	Insmed Inc(a)	1,042,848
394	Insulet Corp(a)	111,991
2,569	Intuitive Surgical Inc(a)	1,454,979
967	IQVIA Holdings Inc(a)	217,971
795	J M Smucker Co	77,759
23,219	John Wiley & Sons Inc Class A	711,198
18,117	Johnson & Johnson	3,749,313
12,580	Kenvue Inc	217,005
8,861	Keurig Dr Pepper Inc	248,197
1,854	Kimberly-Clark Corp	187,050
15,745	Korn Ferry	1,039,485
4,428	Kraft Heinz Co	107,379
3,433	Kroger Co	214,494
528	Labcorp Holdings Inc	132,465
726	Lamb Weston Holdings Inc	30,412
12,934	Lantheus Holdings Inc(a)	860,758
1,510	McCormick & Co Inc	102,846
5,120	McKesson Corp	4,199,885
7,649	Medtronic PLC	734,763
15,420	Merck & Co Inc	1,623,109
2,196	Moderna Inc(a)	64,760
317	Molina Healthcare Inc(a)	55,012
934	Molson Coors Beverage Co Class B	43,599
7,894	Mondelez International Inc Class A	424,934
4,166	Monster Beverage Corp(a)	319,407
948	Moody's Corp	484,286
3,288	Natera Inc(a)	753,248
85,930	Nomad Foods Ltd	1,074,984
24,888	Novo Nordisk A/S Sponsored ADR	1,266,301
115,857	NPK International Inc(a)	1,381,015
48,195	Option Care Health Inc(a)	1,535,493
5,755	PayPal Holdings Inc	335,977
37,436	Pennant Group Inc(a)	1,053,823
8,412	PepsiCo Inc	1,207,290
35,161	Pfizer Inc	875,509
35,551	Philip Morris International Inc	5,702,380
11,303	Post Holdings Inc(a)	1,119,562
30,005	Procter & Gamble Co	4,300,017
1,765	Quanta Services Inc	744,936
632	Quest Diagnostics Inc	109,671
4,294	Regeneron Pharmaceuticals Inc	3,314,410
947	ResMed Inc	228,104
555	Revvity Inc	53,696
1,596	Rollins Inc	95,792
1,923	S&P Global Inc	1,004,941
18,752	Sanofi SA	1,814,352
1,107	Solventum Corp(a)	87,719
588	STERIS PLC	149,070
2,118	Stryker Corp	744,413
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
31,842	Supernus Pharmaceuticals Inc(a)	$ 1,582,547
3,039	Sysco Corp	223,944
7,812	Thermo Fisher Scientific Inc	4,526,663
1,667	Tyson Foods Inc Class A	97,720
2,242	United Rentals Inc	1,814,495
11,714	UnitedHealth Group Inc	3,866,909
326	Universal Health Services Inc Class B	71,075
879	Verisk Analytics Inc	196,624
1,576	Vertex Pharmaceuticals Inc(a)	714,495
6,968	Viatris Inc	86,752
367	Waters Corp(a)	139,398
451	West Pharmaceutical Services Inc	124,088
8,486	WEX Inc(a)	1,264,244
1,289	Zimmer Biomet Holdings Inc	115,907
2,784	Zoetis Inc	350,283
		112,924,525
Energy — 3.57%
45,881	Antero Resources Corp(a)	1,581,059
2,576	APA Corp	63,009
6,075	Baker Hughes Co	276,655
30,361	California Resources Corp	1,357,440
261	Cheniere Energy Inc	50,736
11,564	Chevron Corp	1,762,469
21,808	ConocoPhillips	2,041,447
4,351	Coterra Energy Inc	114,518
4,074	Devon Energy Corp	149,231
1,241	Diamondback Energy Inc	186,560
3,401	EOG Resources Inc	357,139
3,805	EQT Corp	203,948
1,340	Expand Energy Corp	147,882
56,790	Exxon Mobil Corp	6,834,109
694	First Solar Inc(a)	181,294
5,739	Halliburton Co	162,184
11,567	Kinder Morgan Inc	317,977
41,748	Kodiak Gas Services Inc	1,561,375
1,796	Marathon Petroleum Corp	292,083
4,614	Occidental Petroleum Corp	189,728
21,727	Oceaneering International Inc(a)	522,100
3,616	ONEOK Inc	265,776
2,448	Phillips 66	315,890
46,059	Shell PLC	1,697,062
8,985	SLB Ltd	344,844
1,223	Targa Resources Corp	225,644
372	Texas Pacific Land Corp	106,846
10,781	Valero Energy Corp	1,755,039
44,092	Viper Energy Inc Class A	1,703,274
11,386	Weatherford International PLC	891,068
7,583	Williams Cos Inc	455,814
		26,114,200
Financial — 16.91%
3,631	Affiliated Managers Group Inc	1,046,745

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
2,971	Aflac Inc	$ 327,612
14,227	Agree Realty Corp REIT	1,024,771
943	Alexandria Real Estate Equities Inc REIT	46,150
11,610	Allstate Corp	2,416,621
3,335	American Express Co	1,233,783
23,126	American International Group Inc	1,978,429
5,540	American Tower Corp REIT	972,658
551	Ameriprise Financial Inc	270,177
29,208	Ameris Bancorp	2,169,278
1,292	Aon PLC Class A	455,921
15,092	Apollo Global Management Inc	2,184,718
2,349	Arch Capital Group Ltd(a)	225,316
1,266	Ares Management Corp Class A	204,624
1,541	Arthur J Gallagher & Co	398,795
329	Assurant Inc	79,240
913	AvalonBay Communities Inc REIT	165,536
12,796	Bancorp Inc(a)	863,986
105,963	Bank of America Corp	5,827,965
4,134	Bank of New York Mellon Corp	479,916
11,737	Berkshire Hathaway Inc Class B(a)	5,899,603
2,326	Blackrock Inc	2,489,611
4,487	Blackstone Inc	691,626
1,828	Brown & Brown Inc	145,692
1,161	BXP Inc REIT	78,344
726	Camden Property Trust REIT	79,918
19,068	Capital One Financial Corp	4,621,320
659	Cboe Global Markets Inc	165,409
1,817	CBRE Group Inc Class A(a)	292,155
41,015	Charles Schwab Corp	4,097,809
2,251	Chubb Ltd	702,582
968	Cincinnati Financial Corp	158,094
63,961	Citigroup Inc	7,463,609
2,781	Citizens Financial Group Inc	162,438
9,311	CME Group Inc	2,542,648
1,380	Coinbase Global Inc Class A(a)	312,073
2,366	CoStar Group Inc(a)	159,090
2,839	Crown Castle Inc REIT	252,302
38,981	Curbline Properties Corp REIT	904,749
1,905	Digital Realty Trust Inc REIT	294,723
619	Equinix Inc REIT	474,253
2,233	Equity Residential REIT	140,768
158	Erie Indemnity Co Class A	45,291
430	Essex Property Trust Inc REIT	112,522
274	Everest Group Ltd	92,982
1,332	Extra Space Storage Inc REIT	173,453
28,401	FB Financial Corp	1,584,776
10,743	Federal Agricultural Mortgage Corp Class C	1,886,148
391	Federal Realty Investment Trust REIT	39,413
55,701	Fidelis Insurance Holdings Ltd	1,090,069
4,452	Fifth Third Bancorp	208,398
33,617	First Busey Corp	799,748
8,311	FirstService Corp(b)	1,292,610
Shares		Fair Value
Financial — (continued)
2,164	Franklin Resources Inc	$ 51,698
400	Globe Life Inc	55,944
5,795	Goldman Sachs Group Inc	5,093,805
16,440	Hanmi Financial Corp	444,373
1,698	Hartford Insurance Group Inc	233,984
3,416	Healthpeak Properties Inc REIT	54,929
61,444	Home BancShares Inc	1,706,914
3,768	Host Hotels & Resorts Inc REIT	66,807
9,324	Huntington Bancshares Inc	161,771
2,820	Interactive Brokers Group Inc Class A	181,354
3,721	Intercontinental Exchange Inc	602,653
3,111	Invesco Ltd	81,726
3,565	Invitation Homes Inc REIT	99,071
1,875	Iron Mountain Inc REIT	155,531
22,212	JPMorgan Chase & Co	7,157,151
5,720	KeyCorp	118,061
3,401	Kimco Realty Corp REIT	68,938
4,223	KKR & Co Inc	538,348
1,017	Loews Corp	107,100
854	M&T Bank Corp	172,064
36,674	Marex Group PLC	1,406,815
2,917	Marsh & McLennan Cos Inc	541,162
8,457	Mastercard Inc Class A	4,827,932
14,242	McGrath RentCorp	1,494,413
3,436	MetLife Inc	271,238
581	Mid-America Apartment Communities Inc REIT	80,707
7,463	Morgan Stanley	1,324,906
2,909	Nasdaq Inc	282,551
1,230	Northern Trust Corp	168,006
44,725	Perella Weinberg Partners	773,743
12,705	PNC Financial Services Group Inc	2,651,915
19,444	Popular Inc	2,421,167
1,094	Principal Financial Group Inc	96,502
3,641	Progressive Corp	829,129
17,462	Prologis Inc REIT	2,229,199
23,425	Prosperity Bancshares Inc	1,618,902
2,251	Prudential Financial Inc	254,093
1,033	Public Storage REIT	268,064
1,128	Raymond James Financial Inc	181,146
5,723	Realty Income Corp REIT	322,606
1,103	Regency Centers Corp REIT	76,140
5,957	Regions Financial Corp	161,435
690	SBA Communications Corp REIT	133,467
11,027	ServisFirst Bancshares Inc	791,628
1,939	Simon Property Group Inc REIT	358,928
30,481	Skyward Specialty Insurance Group Inc(a)	1,557,884
21,647	SoFi Technologies Inc(a)	566,718
22,829	SouthState Bank Corp	2,148,437
30,554	STAG Industrial Inc REIT	1,123,165
8,345	State Street Corp	1,076,588
14,816	Stifel Financial Corp	1,855,260

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
2,354	Synchrony Financial	$ 196,394
1,392	T Rowe Price Group Inc	142,513
1,354	Travelers Cos Inc	392,741
7,486	Truist Financial Corp	368,386
2,109	UDR Inc REIT	77,358
9,150	US Bancorp	488,244
2,554	Ventas Inc REIT	197,629
6,018	VICI Properties Inc REIT	169,226
10,998	Visa Inc Class A	3,857,109
26,614	Vornado Realty Trust REIT	885,714
1,784	W R Berkley Corp	125,094
19,281	Wells Fargo & Co	1,796,989
4,055	Welltower Inc REIT	752,649
13,443	Western Alliance Bancorp	1,130,153
4,407	Weyerhaeuser Co REIT	104,402
555	Willis Towers Watson PLC	182,373
14,029	Wintrust Financial Corp	1,961,535
		123,701,044
Industrial — 10.88%
8,430	3M Co	1,349,643
448	A O Smith Corp	29,962
88,854	Aebi Schmidt Holding AG	1,124,003
443	Allegion PLC	70,535
14,992	Amcor PLC	125,033
1,400	AMETEK Inc	287,434
11,596	Amphenol Corp Class A	1,567,083
17,295	Arcosa Inc	1,838,804
32,519	Atmus Filtration Technologies Inc	1,688,061
467	Axon Enterprise Inc(a)	265,223
12,728	Ball Corp	674,202
18,889	Bel Fuse Inc Class B	3,204,141
4,837	Boeing Co(a)	1,050,209
751	Builders FirstSource Inc(a)	77,270
5,056	Carrier Global Corp	267,159
2,876	Caterpillar Inc	1,647,574
30,579	CECO Environmental Corp(a)	1,830,153
964	Celestica Inc(a)	284,968
669	CH Robinson Worldwide Inc	107,548
210	Comfort Systems USA Inc	195,991
22,871	CRH PLC	2,854,301
11,308	CSX Corp	409,915
2,063	Deere & Co	960,471
887	Dover Corp	173,178
2,397	Eaton Corp PLC	763,468
285	EMCOR Group Inc	174,360
3,342	Emerson Electric Co	443,550
838	Expeditors International of Washington Inc	124,870
9,309	FedEx Corp	2,688,998
2,211	Fortive Corp	122,069
1,007	Garmin Ltd	204,270
6,331	GATX Corp	1,073,738
3,225	GE Vernova Inc	2,107,763
448	Generac Holdings Inc(a)	61,094
1,526	General Dynamics Corp	513,743
9,474	General Electric Co	2,918,276
Shares		Fair Value
Industrial — (continued)
23,581	Griffon Corp	$ 1,736,741
11,966	Honeywell International Inc	2,334,447
2,482	Howmet Aerospace Inc	508,860
333	Hubbell Inc	147,889
201	Huntington Ingalls Industries Inc	68,354
430	IDEX Corp	76,514
1,590	Illinois Tool Works Inc	391,617
20,041	Ingersoll Rand Inc	1,587,648
20,301	International Seaways Inc	985,614
698	Jabil Inc	159,158
636	Jacobs Solutions Inc	84,245
457	JB Hunt Transport Services Inc	88,813
23,802	Johnson Controls International PLC	2,850,290
4,099	Kadant Inc(b)	1,168,297
1,090	Keysight Technologies Inc(a)	221,477
20,972	Knife River Corp(a)	1,475,380
1,198	L3Harris Technologies Inc	351,697
203	Lennox International Inc	98,573
7,003	Limbach Holdings Inc(a)	545,184
1,265	Lockheed Martin Corp	611,843
362	Martin Marietta Materials Inc	225,403
1,262	Masco Corp	80,087
8,702	Matson Inc	1,075,132
14,152	Mercury Systems Inc(a)	1,033,238
116	Mettler-Toledo International Inc(a)	161,726
13,305	Moog Inc Class A	3,240,433
267	Nordson Corp	64,195
1,370	Norfolk Southern Corp	395,546
4,290	Northrop Grumman Corp	2,446,201
1,223	Old Dominion Freight Line Inc	191,766
14,342	Otis Worldwide Corp	1,252,774
533	Packaging Corp of America	109,921
785	Parker-Hannifin Corp	689,984
1,123	Pentair PLC	116,949
4,627	Powell Industries Inc	1,474,995
1,287	Republic Services Inc	272,754
1,890	Rocket Lab Corp(a)	131,846
642	Rockwell Automation Inc	249,783
26,978	RTX Corp	4,947,765
3,387	Smurfit WestRock PLC	130,975
280	Snap-on Inc	96,488
935	Stanley Black & Decker Inc	69,452
12,294	TD SYNNEX Corp	1,846,928
1,775	TE Connectivity PLC	403,830
289	Teledyne Technologies Inc(a)	147,601
1,128	Textron Inc	98,328
1,873	Trane Technologies PLC	728,972
404	TransDigm Group Inc	537,259
42,408	TriMas Corp	1,503,364
1,409	Trimble Inc(a)	110,395
37,997	TTM Technologies Inc(a)	2,621,793
3,666	Union Pacific Corp	848,019
4,439	United Parcel Service Inc Class B	440,304
1,587	Veralto Corp	158,351
48,294	Vontier Corp	1,795,571

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
779	Vulcan Materials Co	$ 222,186
2,208	Waste Management Inc	485,120
972	Westinghouse Air Brake Technologies Corp	207,473
1,604	Xylem Inc	218,433
		79,603,041
Technology — 23.35%
12,600	Accenture PLC Class A	3,380,580
2,572	Adobe Inc(a)	900,174
12,801	Advanced Micro Devices Inc(a)	2,741,462
869	Akamai Technologies Inc(a)	75,820
59,149	Amentum Holdings Inc(a)	1,715,321
3,062	Analog Devices Inc	830,414
109,692	Apple Inc	29,820,867
4,933	Applied Materials Inc	1,267,732
1,290	Autodesk Inc(a)	381,853
28,004	BILL Holdings Inc(a)	1,527,338
41,179	Broadcom Inc	14,252,052
715	Broadridge Financial Solutions Inc	159,567
1,674	Cadence Design Systems Inc(a)	523,259
3,176	Cloudflare Inc Class A(a)	626,148
2,997	Cognizant Technology Solutions Corp Class A	248,751
24,464	Concentrix Corp	1,017,213
29,714	Crane NXT Co	1,398,638
2,340	Crowdstrike Holdings Inc Class A(a)	1,096,898
2,078	Datadog Inc Class A(a)	282,587
842	Dayforce Inc(a)	58,233
1,814	Dell Technologies Inc Class C	228,346
27,656	Donnelley Financial Solutions Inc(a)	1,291,259
1,294	Electronic Arts Inc	264,403
304	EPAM Systems Inc(a)	62,284
148	Fair Isaac Corp(a)	250,212
3,179	Fidelity National Information Services Inc	211,276
3,230	Fiserv Inc(a)	216,959
43,626	Five9 Inc(a)	874,701
4,016	Fortinet Inc(a)	318,911
479	Gartner Inc(a)	120,842
8,149	Hewlett Packard Enterprise Co	195,739
5,232	HP Inc	116,569
24,672	I3 Verticals Inc Class A(a)(b)	621,488
26,913	Intel Corp(a)	993,090
9,015	International Business Machines Corp	2,670,333
2,500	Intuit Inc	1,656,050
505	Jack Henry & Associates Inc	92,152
794	KLA Corp	964,774
34,572	Kyndryl Holdings Inc(a)	918,232
8,108	Lam Research Corp	1,387,927
831	Leidos Holdings Inc	149,912
332	Lumentum Holdings Inc(a)	122,372
17,109	Marvell Technology Inc	1,453,923
3,387	Microchip Technology Inc	215,820
Shares		Fair Value
Technology — (continued)
6,857	Micron Technology Inc	$ 1,957,056
66,908	Microsoft Corp	32,358,046
304	Monolithic Power Systems Inc	275,534
434	MSCI Inc	248,999
85,316	NCR Voyix Corp(a)	870,223
1,378	NetApp Inc	147,570
191,252	NVIDIA Corp	35,668,498
1,584	NXP Semiconductors NV	343,823
2,172	ON Semiconductor Corp(a)	117,614
14,328	Oracle Corp	2,792,671
49,488	PagerDuty Inc(a)	648,788
20,147	Palantir Technologies Inc Class A(a)	3,581,129
2,001	Paychex Inc	224,472
260	Paycom Software Inc	41,434
746	PTC Inc(a)	129,961
13,147	QUALCOMM Inc	2,248,794
4,518	ROBLOX Corp Class A(a)	366,094
640	Roper Technologies Inc	284,883
5,875	Salesforce Inc	1,556,346
845	Sandisk Corp(a)	200,586
7,432	Seagate Technology Holdings PLC	2,046,699
8,605	ServiceNow Inc(a)	1,318,200
1,096	Skyworks Solutions Inc	69,497
779	Snowflake Inc(a)	170,881
2,824	Super Micro Computer Inc(a)	82,659
1,135	Synopsys Inc(a)	533,132
2,221	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	674,940
1,020	Take-Two Interactive Software Inc(a)	261,151
974	Teradyne Inc	188,527
5,588	Texas Instruments Inc	969,462
1,156	Twilio Inc Class A(a)	164,429
239	Tyler Technologies Inc(a)	108,494
24,926	V2X Inc(a)	1,359,713
4,242	Western Digital Corp	730,769
1,365	Workday Inc Class A(a)	293,175
303	Zebra Technologies Corp Class A(a)	73,575
		170,810,305
Utilities — 2.66%
5,305	AES Corp	76,074
1,518	Alliant Energy Corp	98,685
1,681	Ameren Corp	167,865
3,135	American Electric Power Co Inc	361,497
1,232	American Water Works Co Inc	160,776
894	Atmos Energy Corp	149,861
26,710	Avista Corp	1,029,403
3,682	CenterPoint Energy Inc	141,168
1,848	CMS Energy Corp	129,231
2,341	Consolidated Edison Inc	232,508
1,897	Constellation Energy Corp	670,153
5,420	Dominion Energy Inc	317,558

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Utilities — (continued)
1,346	DTE Energy Co	$ 173,607
4,752	Duke Energy Corp	556,982
2,477	Edison International	148,670
2,776	Entergy Corp	256,586
1,211	Evergy Inc	87,785
2,244	Eversource Energy	151,088
5,991	Exelon Corp	261,148
3,293	FirstEnergy Corp	147,428
59,175	MDU Resources Group Inc	1,155,096
52,731	NextEra Energy Inc	4,233,245
2,857	NiSource Inc	119,308
9,801	NRG Energy Inc	1,560,711
12,467	PG&E Corp	200,345
885	Pinnacle West Capital Corp	78,499
44,341	PPL Corp	1,552,822
3,178	Public Service Enterprise Group Inc	255,193
3,805	Sempra	335,943
6,625	Southern Co	577,700
3,114	Talen Energy Corp(a)	1,167,252
51,201	UGI Corp	1,916,453
3,185	Vistra Corp	513,836
1,999	WEC Energy Group Inc	210,815
3,443	Xcel Energy Inc	254,300
		19,449,591
TOTAL COMMON STOCK — 97.18% (Cost $510,573,294)		$710,936,499
EXCHANGE TRADED FUNDS
936	iShares Russell 1000 Growth ETF	443,009

TOTAL EXCHANGE TRADED FUNDS — 0.06% (Cost $433,947)		$443,009
Shares		Fair Value
EQUITY EXCHANGE TRADED FUNDS
14,450	Vanguard Russell 2000 ETF(b)	$ 1,438,064

TOTAL EQUITY EXCHANGE TRADED FUNDS — 0.20% (Cost $1,426,037)		$1,438,064
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,560,526	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	5,560,526
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.76% (Cost $5,560,526)		$5,560,526
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.84%
6,159,700	U.S. Treasury Bills(e) 3.73%, 03/10/2026	6,116,662
TOTAL SHORT TERM INVESTMENTS — 0.84% (Cost $6,116,662)		$6,116,662
TOTAL INVESTMENTS — 99.04% (Cost $524,110,466)		$724,494,760
OTHER ASSETS & LIABILITIES, NET — 0.96%		$7,055,424
TOTAL NET ASSETS — 100.00%		$731,550,184

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	25	USD	8,616	Mar 2026	$6,817
				Net Appreciation	$6,817
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	107,356	EUR	90,900	03/17/2026	$141
BB	USD	636,118	GBP	473,600	03/17/2026	(2,287)
CGM	USD	264,789	EUR	224,200	03/17/2026	350
CGM	USD	14,237	GBP	10,600	03/17/2026	(51)
GS	USD	93,897	EUR	79,500	03/17/2026	129
GS	USD	52,383	GBP	39,000	03/17/2026	(188)
HSB	USD	331,151	EUR	280,400	03/17/2026	426
HSB	USD	231,150	GBP	172,100	03/17/2026	(838)
MS	USD	1,366,846	DKK	8,650,400	03/17/2026	(356)
MS	USD	343,114	GBP	257,000	03/17/2026	(3,319)
SSB	USD	198,205	EUR	168,100	03/17/2026	(65)
SSB	USD	50,466	GBP	37,800	03/17/2026	(488)
TD	USD	337,792	EUR	286,500	03/17/2026	(128)
TD	USD	961,406	GBP	720,100	03/17/2026	(9,278)
UBS	USD	114,724	EUR	97,300	03/17/2026	(39)
WES	USD	869,024	GBP	650,900	03/17/2026	(8,379)
					Net Depreciation	$(24,370)
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,389,752,433	$603,465,278	$1,064,477,962
Cash	21,659,439	35,647,588	7,279,503
Cash denominated in foreign currencies, fair value(c)	6,130	-	1,765,350
Cash pledged on futures contracts	14,549	2,000,531	1,082,311
Cash pledged on centrally cleared swaps	-	4,267,132	-
Dividends and interest receivable	11,877,753	3,073,911	2,845,406
Subscriptions receivable	1,115,509	1,172,572	662,068
Receivable for investments sold	-	-	73,850
Unrealized appreciation on forward foreign currency contracts	4,513	-	2,128
Total Assets	1,424,430,326	649,627,012	1,078,188,578
LIABILITIES:
Payable for director fees	10,189	10,189	10,189
Payable for investments purchased	5,126,576	-	73,346
Payable for other accrued fees	99,345	157,424	523,149
Payable for shareholder services fees	439,887	197,736	331,480
Payable to investment adviser	493,158	137,715	515,934
Payable upon return of securities loaned	7,881,067	-	-
Redemptions payable	1,070,811	292,885	921,899
Unrealized depreciation on forward foreign currency contracts	-	-	6,165
Variation margin on futures contracts	309,101	21,903	35,640
Variation margin on centrally cleared swaps	-	60,043	-
Total Liabilities	15,430,134	877,895	2,417,802
NET ASSETS	$1,409,000,192	$648,749,117	$1,075,770,776
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,050,744	$24,082,681	$8,558,738
Paid-in capital in excess of par	1,632,915,910	626,738,895	858,705,320
Undistributed/accumulated earnings (deficit)	(239,966,462)	(2,072,459)	208,506,718
NET ASSETS	$1,409,000,192	$648,749,117	$1,075,770,776
NET ASSETS BY CLASS
Investor Class	$1,397,519,690	$638,411,891	$1,055,040,983
Institutional Class	$11,480,502	$10,337,226	$20,729,793
CAPITAL STOCK:
Authorized
Investor Class	1,080,000,000	1,200,000,000	399,000,000
Institutional Class	15,000,000	20,000,000	25,000,000
Issued and Outstanding
Investor Class	159,372,095	238,088,777	83,805,741
Institutional Class	1,135,342	2,738,032	1,781,640
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.77	$2.68	$12.59
Institutional Class	$10.11	$3.78	$11.64
(a) Cost of investments	$1,408,334,508	$604,456,448	$859,716,400
(b) Including fair value of securities on loan	$7,670,773	$-	$-
(c) Cost of cash denominated in foreign currencies	$6,130	$-	$1,765,290
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$724,494,760
Cash	11,560,117
Cash pledged on futures contracts	1,316,870
Dividends receivable	450,969
Subscriptions receivable	471,544
Receivable for investments sold	177
Unrealized appreciation on forward foreign currency contracts	1,046
Total Assets	738,295,483
LIABILITIES:
Payable for director fees	10,189
Payable for investments purchased	2,379
Payable for other accrued fees	187,877
Payable for shareholder services fees	224,684
Payable to investment adviser	236,145
Payable upon return of securities loaned	5,560,526
Redemptions payable	433,395
Unrealized depreciation on forward foreign currency contracts	25,416
Variation margin on futures contracts	64,688
Total Liabilities	6,745,299
NET ASSETS	$731,550,184
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,559,910
Paid-in capital in excess of par	525,843,312
Undistributed/accumulated earnings	200,146,962
NET ASSETS	$731,550,184
NET ASSETS BY CLASS
Investor Class	$710,089,920
Institutional Class	$21,460,264
CAPITAL STOCK:
Authorized
Investor Class	300,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	54,338,824
Institutional Class	1,260,277
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.07
Institutional Class	$17.03
(a) Cost of investments	$524,110,466
(b) Including fair value of securities on loan	$5,360,439
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Interest	$64,634,708	$23,257,994	$162,630
Income from securities lending (net of fees)	45,185	2,061	838
Dividends	110,538	-	32,843,305
Foreign withholding tax	(11,585)	-	(3,935,020)
Total Income	64,778,846	23,260,055	29,071,753
EXPENSES:
Management fees	5,030,331	1,655,352	5,474,421
Shareholder services fees – Investor Class	4,594,433	1,732,537	3,574,206
Audit and tax fees	45,055	54,610	78,504
Custodian fees	70,189	33,036	338,896
Directors fees	47,001	47,001	47,001
Legal fees	9,627	9,626	9,627
Pricing fees	40,287	16,363	35,504
Registration fees	70,770	61,557	110,354
Shareholder report fees	108,819	143,505	186,443
Transfer agent fees	8,787	8,975	8,944
Other fees	49,171	36,678	36,277
Total Expenses	10,074,470	3,799,240	9,900,177
Less amount waived by investment adviser	23,767	314,734	24,017
Net Expenses	10,050,703	3,484,506	9,876,160
NET INVESTMENT INCOME	54,728,143	19,775,549	19,195,593
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,937,639)	4,673,272	55,654,557
Net realized loss on swaps	-	(1,680,630)	-
Net realized gain on futures contracts	3,476,725	3,074,989	1,978,737
Net realized gain on foreign currency transactions	600,333	-	10,756,478
Net realized gain (loss) on forward foreign currency contracts	(207,039)	-	417,907
Net Realized Gain	932,380	6,067,631	68,807,679
Net change in unrealized appreciation on investments	41,257,621	4,456,930	171,106,547
Net change in unrealized appreciation on swaps	-	709,338	-
Net change in unrealized appreciation (depreciation) on futures contracts	(334,378)	(522,618)	355,615
Net change in unrealized appreciation on foreign currency translations	-	-	21,626
Net change in unrealized depreciation on forward foreign currency contracts	(32,438)	-	(48,418)
Net Change in Unrealized Appreciation	40,890,805	4,643,650	171,435,370
Net Realized and Unrealized Gain	41,823,185	10,711,281	240,243,049
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,551,328	$30,486,830	$259,438,642
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Interest	$307,497
Income from securities lending (net of fees)	11,310
Dividends	9,687,804
Foreign withholding tax	(25,784)
Total Income	9,980,827
EXPENSES:
Management fees	3,146,013
Shareholder services fees – Investor Class	2,279,746
Audit and tax fees	36,368
Custodian fees	97,224
Directors fees	47,001
Legal fees	9,627
Pricing fees	986
Registration fees	60,039
Shareholder report fees	344,661
Transfer agent fees	8,749
Other fees	35,830
Total Expenses	6,066,244
Less amount waived by investment adviser	104,152
Net Expenses	5,962,092
NET INVESTMENT INCOME	4,018,735
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	38,017,818
Net realized gain on futures contracts	61,469
Net realized (loss) on foreign currency transactions	(31,251)
Net realized loss on forward foreign currency contracts	(307,182)
Net Realized Gain	37,740,854
Net change in unrealized appreciation on investments	54,877,250
Net change in unrealized appreciation on futures contracts	349,396
Net change in unrealized depreciation on forward foreign currency contracts	(104,452)
Net Change in Unrealized Appreciation	55,122,194
Net Realized and Unrealized Gain	92,863,048
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,881,783
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Core Strategies: Flexible Bond Fund	2025	2024
OPERATIONS:
Net investment income	$54,728,143	$58,989,378
Net realized gain (loss)	932,380	(50,604,273)
Net change in unrealized appreciation	40,890,805	22,915,240
Net Increase in Net Assets Resulting from Operations	96,551,328	31,300,345
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(375,918)
Institutional Class	-	(3,022)
From return of capital	0	(378,940)
From net investment income
Investor Class	(56,537,193)	(59,543,064)
Institutional Class	(440,404)	(505,803)
From net investment income	(56,977,597)	(60,048,867)
Total Distributions	(56,977,597)	(60,427,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	355,488,159	353,996,695
Institutional Class	1,542,717	1,415,798
Shares issued in reinvestment of distributions
Investor Class	56,537,193	59,918,982
Institutional Class	440,404	508,825
Shares redeemed
Investor Class	(306,003,873)	(843,890,506)
Institutional Class	(1,916,773)	(2,758,091)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	106,087,827	(430,808,297)
Total Increase (Decrease) in Net Assets	145,661,558	(459,935,759)
NET ASSETS:
Beginning of year	1,263,338,634	1,723,274,393
End of year	$1,409,000,192	$1,263,338,634
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	40,606,118	41,030,393
Institutional Class	152,371	141,667
Shares issued in reinvestment of distributions
Investor Class	6,462,668	7,057,261
Institutional Class	43,726	52,320
Shares redeemed
Investor Class	(35,025,646)	(98,667,346)
Institutional Class	(190,909)	(279,563)
Net Increase (Decrease)	12,048,328	(50,665,268)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Core Strategies: Inflation-Protected Securities Fund	2025	2024
OPERATIONS:
Net investment income	$19,775,549	$14,925,981
Net realized gain	6,067,632	6,270,440
Net change in unrealized appreciation (depreciation)	4,643,649	(11,630,210)
Net Increase in Net Assets Resulting from Operations	30,486,830	9,566,211
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(26,215,727)	(20,120,599)
Institutional Class	(313,028)	(120,276)
From Net Investment Income and Net Realized Gains	(26,528,755)	(20,240,875)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	289,676,573	145,635,963
Institutional Class	9,191,178	1,474,209
Shares issued in reinvestment of distributions
Investor Class	26,215,727	20,120,599
Institutional Class	313,028	120,276
Shares redeemed
Investor Class	(73,051,479)	(107,916,149)
Institutional Class	(2,133,718)	(1,058,594)
Net Increase in Net Assets Resulting from Capital Share Transactions	250,211,309	58,376,304
Total Increase in Net Assets	254,169,384	47,701,640
NET ASSETS:
Beginning of year	394,579,733	346,878,093
End of year	$648,749,117	$394,579,733
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	106,287,507	53,754,406
Institutional Class	2,417,232	397,896
Shares issued in reinvestment of distributions
Investor Class	9,756,777	7,618,947
Institutional Class	82,881	32,922
Shares redeemed
Investor Class	(26,890,990)	(39,993,023)
Institutional Class	(558,946)	(286,363)
Net Increase	91,094,461	21,524,785
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Core Strategies: International Equity Fund	2025	2024
OPERATIONS:
Net investment income	$19,195,593	$15,071,651
Net realized gain	68,807,679	9,328,273
Net change in unrealized appreciation (depreciation)	171,435,370	(9,850,665)
Net Increase in Net Assets Resulting from Operations	259,438,642	14,549,259
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(33,843,051)	(19,723,884)
Institutional Class	(735,927)	(305,227)
From Net Investment Income and Net Realized Gains	(34,578,978)	(20,029,111)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	259,892,951	486,627,812
Institutional Class	13,350,171	5,595,347
Shares issued in reinvestment of distributions
Investor Class	33,843,051	19,723,884
Institutional Class	735,927	305,227
Shares redeemed
Investor Class	(388,732,733)	(154,526,503)
Institutional Class	(8,718,685)	(1,902,832)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(89,629,318)	355,822,935
Total Increase in Net Assets	135,230,346	350,343,083
NET ASSETS:
Beginning of year	940,540,430	590,197,347
End of year	$1,075,770,776	$940,540,430
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,456,204	46,783,334
Institutional Class	1,218,737	588,215
Shares issued in reinvestment of distributions
Investor Class	2,764,222	1,900,133
Institutional Class	64,434	31,663
Shares redeemed
Investor Class	(33,279,270)	(14,766,849)
Institutional Class	(805,929)	(195,637)
Net Increase (Decrease)	(7,581,602)	34,340,859
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Core Strategies: U.S. Equity Fund	2025	2024
OPERATIONS:
Net investment income	$4,018,735	$4,244,881
Net realized gain	37,740,854	63,559,479
Net change in unrealized appreciation	55,122,194	65,794,685
Net Increase in Net Assets Resulting from Operations	96,881,783	133,599,045
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(43,489,537)	(62,767,472)
Institutional Class	(1,070,548)	(1,286,009)
From Net Investment Income and Net Realized Gains	(44,560,085)	(64,053,481)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	158,364,542	166,606,025
Institutional Class	7,156,853	1,772,181
Shares issued in reinvestment of distributions
Investor Class	43,489,537	62,767,472
Institutional Class	1,070,548	1,286,009
Shares redeemed
Investor Class	(184,647,442)	(333,158,557)
Institutional Class	(4,424,113)	(5,313,942)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	21,009,925	(106,040,812)
Total Increase (Decrease) in Net Assets	73,331,623	(36,495,248)
NET ASSETS:
Beginning of year	658,218,561	694,713,809
End of year	$731,550,184	$658,218,561
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,597,751	13,404,911
Institutional Class	433,074	111,046
Shares issued in reinvestment of distributions
Investor Class	3,298,092	5,126,776
Institutional Class	62,434	81,916
Shares redeemed
Investor Class	(14,646,253)	(26,907,889)
Institutional Class	(270,156)	(342,446)
Net Increase (Decrease)	1,474,942	(8,525,686)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2025	$8.50	0.36	0.28	0.64	—	(0.37)	—	(0.37)	$8.77	7.61%
12/31/2024	$8.65	0.35	(0.10)	0.25	(0.00) (c)	(0.40)	—	(0.40)	$8.50	2.99%
12/31/2023	$8.44	0.30	0.22	0.52	—	(0.31)	—	(0.31)	$8.65	6.06%
12/31/2022 (d)	$9.02	0.13	(0.54)	(0.41)	(0.00) (c)	(0.16)	—	(0.16)	$8.44	(4.58%) (e)
04/30/2022	$9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$9.85	(1.35%) (e)
Institutional Class
12/31/2025	$9.75	0.45	0.31	0.76	—	(0.40)	—	(0.40)	$10.11	7.97%
12/31/2024	$9.87	0.44	(0.11)	0.33	(0.00) (c)	(0.45)	—	(0.45)	$9.75	3.28%
12/31/2023	$9.60	0.37	0.24	0.61	—	(0.34)	—	(0.34)	$9.87	6.42%
12/31/2022 (d)	$10.23	0.18	(0.64)	(0.46)	(0.00) (c)	(0.17)	—	(0.17)	$9.60	(4.47%) (e)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (c)	—	(0.00) (c)	$11.14	2.60%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
12/31/2025	$1,397,520	0.76%	0.76%	4.13%	98%
12/31/2024	$1,252,324	0.76%	0.76%	4.11%	79%
12/31/2023	$1,711,276	0.75%	0.75%	3.52%	50%
12/31/2022 (d)	$1,662,026	0.77% (i)	0.77% (i)	2.27% (i)	96% (e)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$951,807	0.79% (i)	0.79% (i)	0.42% (i)	180% (e)
Institutional Class
12/31/2025	$11,481	0.66%	0.45%	4.44%	98%
12/31/2024	$11,015	0.75%	0.45%	4.43%	79%
12/31/2023	$11,998	0.74%	0.45%	3.83%	50%
12/31/2022 (d)	$11,600	0.57% (i)	0.45% (i)	2.64% (i)	96% (e)
04/30/2022	$10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$4,298	1.13%	0.45%	1.50%	180%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Amount was less than $0.01 per share.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Not annualized for periods less than one full year.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 95%, 76% and 46% for the years ended December 31, 2025, 2024 and 2023, 52% for the period ended December 31, 2022, and 40%, and 51% for the years ended April 30, 2022, 2021, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2025	$2.63	0.10	0.07	0.17	—	(0.12)	(0.00) (c)	(0.12)	$2.68	6.76%
12/31/2024	$2.70	0.11	(0.03)	0.08	—	(0.15)	—	(0.15)	$2.63	2.53%
12/31/2023	$2.67	0.10	0.01	0.11	—	(0.08)	—	(0.08)	$2.70	4.16%
12/31/2022 (d)	$2.90	0.10	(0.26)	(0.16)	—	(0.07)	—	(0.07)	$2.67	(5.66%) (e)
04/30/2022	$6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$2.90	0.54%
04/30/2021 (f)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$6.46	3.22% (e)
Institutional Class
12/31/2025	$3.65	0.15	0.12	0.27	—	(0.14)	(0.00) (c)	(0.14)	$3.78	7.08%
12/31/2024	$3.69	0.16	(0.04)	0.12	—	(0.16)	—	(0.16)	$3.65	2.89%
12/31/2023	$3.61	0.16	0.00 (c)	0.16	—	(0.08)	—	(0.08)	$3.69	4.65%
12/31/2022 (d)	$3.87	0.16	(0.35)	(0.19)	—	(0.07)	—	(0.07)	$3.61	(5.01%) (e)
04/30/2022	$7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$3.87	0.73%
04/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$7.32	8.43%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
12/31/2025	$638,412	0.76%	0.70%	3.69%	309%
12/31/2024	$391,671	0.77%	0.70%	4.02%	213%
12/31/2023	$344,472	0.84%	0.70%	3.89%	75%
12/31/2022 (d)	$39,426	1.34% (i)	0.70% (i)	5.24% (i)	106% (e)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (f)	$9,062	0.96% (i)	0.70% (i)	4.14% (i)	147%
Institutional Class
12/31/2025	$10,337	0.81%	0.35%	3.98%	309%
12/31/2024	$2,908	1.64%	0.35%	4.41%	213%
12/31/2023	$2,406	1.97%	0.35%	4.47%	75%
12/31/2022 (d)	$2,380	1.67% (i)	0.35% (i)	6.30% (i)	106% (e)
04/30/2022	$2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$658	8.35%	0.35%	1.72%	147%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Amount was less than $0.01 per share.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Not annualized for periods less than one full year.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 309%, 199% and 63% for the years ended December 31, 2025, 2024 and 2023, 106% for the period ended December 31, 2022, and 50%, and 147% for the years ended April 30, 2022, and 2021, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2025	$10.10	0.21	2.67	2.88	—	(0.31)	(0.08)	(0.39)	$12.59	28.74%
12/31/2024	$10.04	0.19	0.10	0.29	—	(0.23)	—	(0.23)	$10.10	2.87%
12/31/2023	$8.75	0.18	1.30	1.48	—	(0.19)	—	(0.19)	$10.04	17.07%
12/31/2022 (c)	$8.98	0.15	(0.38)	(0.23)	—	—	—	—	$8.75	(2.56%) (d)
04/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$8.98	(10.82%)
04/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (d)
Institutional Class
12/31/2025	$9.39	0.22	2.50	2.72	—	(0.39)	(0.08)	(0.47)	$11.64	29.17%
12/31/2024	$9.40	0.22	0.08	0.30	—	(0.31)	—	(0.31)	$9.39	3.14%
12/31/2023	$8.35	0.22	1.22	1.44	—	(0.39)	—	(0.39)	$9.40	17.55%
12/31/2022 (c)	$8.55	0.13	(0.33)	(0.20)	—	—	—	—	$8.35	(2.34%) (d)
04/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$8.55	(10.51%)
04/30/2021	$8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2025	$1,055,041	0.96%	0.96%	1.85%	42%
12/31/2024	$928,287	0.96%	0.96%	1.85%	14%
12/31/2023	$581,928	1.10%	1.00%	1.94%	16%
12/31/2022 (c)	$77,674	1.32% (g)	1.00% (g)	2.64% (g)	15% (d)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$98,555	1.41% (g)	1.00% (g)	3.42% (g)	94% (d)
Institutional Class
12/31/2025	$20,730	0.80%	0.65%	2.00%	42%
12/31/2024	$12,254	1.06%	0.65%	2.23%	14%
12/31/2023	$8,269	1.28%	0.65%	2.43%	16%
12/31/2022 (c)	$7,766	1.18% (g)	0.65% (g)	2.48% (g)	15% (d)
04/30/2022	$7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$3,994	2.10%	0.65%	1.06%	94%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	Investor Class inception date was September 3, 2020.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2025	$12.10	0.07	1.75	1.82	—	(0.08)	(0.77)	(0.85)	$13.07	15.00%
12/31/2024	$11.04	0.08	2.27	2.35	—	(0.23)	(1.06)	(1.29)	$12.10	21.28%
12/31/2023	$9.45	0.07	2.09	2.16	—	(0.53)	(0.04)	(0.57)	$11.04	22.79%
12/31/2022 (c)	$9.82	0.05	(0.42)	(0.37)	—	—	—	—	$9.45	(3.77%) (d)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (d)
Institutional Class
12/31/2025	$15.53	0.15	2.25	2.40	—	(0.13)	(0.77)	(0.90)	$17.03	15.41%
12/31/2024	$13.86	0.15	2.86	3.01	—	(0.28)	(1.06)	(1.34)	$15.53	21.66%
12/31/2023	$11.73	0.14	2.59	2.73	—	(0.56)	(0.04)	(0.60)	$13.86	23.27%
12/31/2022 (c)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (d)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
12/31/2025	$710,090	0.91%	0.90%	0.60%	28%
12/31/2024	$642,150	0.87%	0.87%	0.62%	20%
12/31/2023	$678,303	0.89%	0.89%	0.71%	76%
12/31/2022 (c)	$253,476	1.09% (i)	0.90% (i)	0.83% (i)	62% (d)
04/30/2022	$6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (d)
Institutional Class
12/31/2025	$21,460	0.68%	0.55%	0.94%	28%
12/31/2024	$16,069	0.71%	0.55%	0.95%	20%
12/31/2023	$16,411	0.59%	0.55%	1.10%	76%
12/31/2022 (c)	$15,462	0.89% (i)	0.55% (i)	1.09% (i)	62% (d)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Funds' distributor to make the shares available. The Board of Directors of Empower Funds, Inc. approved a change to the Funds' fiscal year end from April 30 to December 31, beginning December 31, 2022.
Investment Objectives
Empower Core Strategies: Flexible Bond Fund - to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Empower Core Strategies: Inflation-Protected Securities Fund - to seek real return consistent with the preservation of capital.
Empower Core Strategies: International Equity Fund & Empower Core Strategies: U.S. Equity Fund - to seek long-term growth of capital.
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Annual Report - December 31, 2025

Convertible Bonds, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the inputs used to value the Empower Core Strategies: Flexible Bond Fund, Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the Empower Core Strategies: Inflation-Protected Securities Fund, all the investments were valued using Level 2 inputs,except for Futures contracts, which were valued using Level 1 inputs.

Annual Report - December 31, 2025

Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$150,226,758	$—	$150,226,758
Bank Loans	—	35,256,883	—	35,256,883
Corporate Bonds and Notes	—	350,748,360	—	350,748,360
Convertible Bonds
Communications	—	3,740,207	—	3,740,207
Consumer, Cyclical	—	829,246	—	829,246
Consumer, Non-cyclical	—	794,019	—	794,019
Energy	—	102,131	—	102,131
Financial	—	648,136	—	648,136
Industrial	—	1,156,237	—	1,156,237
Technology	—	3,664,937	—	3,664,937
Utilities	—	1,061,123	—	1,061,123
	—	11,996,036	—	11,996,036
Foreign Government Bonds and Notes	—	56,952,516	—	56,952,516
Mortgage-Backed Securities	—	377,401,634	—	377,401,634
U.S. Government Agency Bonds and Notes	—	11,790,200	—	11,790,200
U.S. Treasury Bonds and Notes	—	366,251,148	—	366,251,148
Common Stock
Communications	471,562	—	—	471,562
Consumer, Non-cyclical	1,733,097	—	—	1,733,097
Financial	1,570	20,190	—	21,760
	2,206,229	20,190	—	2,226,419
Preferred Stock	—	1,091,594	—	1,091,594
Government Money Market Mutual Funds	7,881,067	—	—	7,881,067
Short Term Investments	—	17,929,818	—	17,929,818
Total investments, at fair value:	10,087,296	1,379,665,137	—	1,389,752,433
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	4,513	—	4,513
Futures Contracts(a)	1,911,064	—	—	1,911,064
Total Assets	$11,998,360	$1,379,669,650	$—	$1,391,668,010
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,969,785)	$—	$—	$(1,969,785)
Total Liabilities	$(1,969,785)	$—	$—	$(1,969,785)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2025

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$43,278,731	$—	$43,278,731
Communications	4,109,230	51,775,401	—	55,884,631
Consumer, Cyclical	11,467,268	149,768,305	—	161,235,573
Consumer, Non-cyclical	6,832,227	209,412,597	21	216,244,845
Diversified	263,120	—	—	263,120
Energy	—	34,942,706	—	34,942,706
Financial	17,746,958	262,825,729	—	280,572,687
Industrial	1,230,231	156,030,986	—	157,261,217
Technology	27,606,809	59,597,903	—	87,204,712
Utilities	3,238,567	20,669,577	—	23,908,144
	72,494,410	988,301,935	21	1,060,796,366
Preferred Stock	—	2,259,262	—	2,259,262
Short Term Investments	—	1,422,334	—	1,422,334
Total investments, at fair value:	72,494,410	991,983,531	21	1,064,477,962
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,128	—	2,128
Futures Contracts(a)	7,920	—	—	7,920
Total Assets	$72,502,330	$991,985,659	$21	$1,064,488,010
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(6,165)	—	(6,165)
Total Liabilities	$—	$(6,165)	$—	$(6,165)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2025

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$13,086,159	$—	$—	$13,086,159
Communications	95,124,901	—	—	95,124,901
Consumer, Cyclical	70,122,733	—	—	70,122,733
Consumer, Non-cyclical	111,110,173	1,814,352	—	112,924,525
Energy	24,417,138	1,697,062	—	26,114,200
Financial	123,701,044	—	—	123,701,044
Industrial	79,603,041	—	—	79,603,041
Technology	170,810,305	—	—	170,810,305
Utilities	19,449,591	—	—	19,449,591
	707,425,085	3,511,414	—	710,936,499
Exchange Traded Funds	443,009	—	—	443,009
Equity Exchange Traded Funds	1,438,064	—	—	1,438,064
Government Money Market Mutual Funds	5,560,526	—	—	5,560,526
Short Term Investments	—	6,116,662	—	6,116,662
Total investments, at fair value:	714,866,684	9,628,076	—	724,494,760
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,046	—	1,046
Futures Contracts(a)	6,817	—	—	6,817
Total Assets	$714,873,501	$9,629,122	$—	$724,502,623
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(25,416)	—	(25,416)
Total Liabilities	$—	$(25,416)	$—	$(25,416)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage-backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Annual Report - December 31, 2025

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid twice annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Core Strategies: Flexible Bond Fund
	2025	2024
Ordinary income	$56,977,597	$60,048,867
Return of capital	-	378,940
	$56,977,597	$60,427,807

Annual Report - December 31, 2025

Empower Core Strategies: Inflation-Protected Securities Fund
	2025	2024
Ordinary income	$26,528,755	$20,240,875
	$26,528,755	$20,240,875
Empower Core Strategies: International Equity Fund
	2025	2024
Ordinary income	$27,520,934	$20,029,111
Long-term capital gain	7,058,044	-
	$34,578,978	$20,029,111
Empower Core Strategies: U.S. Equity Fund
	2025	2024
Ordinary income	$4,134,866	$11,871,117
Long-term capital gain	40,425,219	52,182,364
	$44,560,085	$64,053,481
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, adjustments for passive foreign investment corporations, adjustments for real estate investment trusts and foreign currency reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Core Strategies: Flexible Bond Fund
Undistributed net investment income	$260,795
Undistributed long-term capital gains	—
Capital loss carryforwards	(220,210,839)
Post-October losses	—
Net unrealized depreciation	(20,016,418)
Tax composition of capital	$(239,966,462)
Empower Core Strategies: Inflation-Protected Securities Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(1,487,040)
Net unrealized depreciation	(585,419)
Tax composition of capital	$(2,072,459)
Empower Core Strategies: International Equity Fund
Undistributed net investment income	$837,930
Undistributed long-term capital gains	13,762,283
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	193,906,505
Tax composition of capital	$208,506,718

Annual Report - December 31, 2025

Empower Core Strategies: U.S. Equity Fund
Undistributed net investment income	$219,628
Undistributed long-term capital gains	1,854,952
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	198,072,382
Tax composition of capital	$200,146,962
As of December 31, 2025, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.  During the year ended December 31, 2025 capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Core Strategies: Flexible Bond Fund	$(220,210,839)	$8,110,203
Empower Core Strategies: Inflation-Protected Securities Fund	—	—
Empower Core Strategies: International Equity Fund	—	44,133,102
Empower Core Strategies: U.S. Equity Fund	—	—
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Empower Core Strategies: Flexible Bond Fund	—	$—
Empower Core Strategies: Inflation-Protected Securities Fund	(179,050)	$(1,307,990)
Empower Core Strategies: International Equity Fund	—	$—
Empower Core Strategies: U.S. Equity Fund	—	$—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Core Strategies: Flexible Bond Fund	$1,409,714,643	$26,151,986	$(46,168,404)	$(20,016,418)
Empower Core Strategies: Inflation-Protected Securities Fund	605,164,572	1,492,341,722	(1,492,927,141)	(585,419)
Empower Core Strategies: International Equity Fund	870,575,340	238,879,504	(44,972,999)	193,906,505
Empower Core Strategies: U.S. Equity Fund	526,404,825	220,081,895	(22,009,513)	198,072,382
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.

Annual Report - December 31, 2025

2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of the its investment objective, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use interest rate futures to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure or equity futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2025

Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Swaps
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between a Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (OTC swaps) or centrally cleared (centrally cleared swaps).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
For centrally cleared swaps, required initial margin deposits of cash or securities are pledged by a Fund. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.

Annual Report - December 31, 2025

Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,996
Average short contracts	1,339
Average notional long	$473,190,584
Average notional short	$158,827,832
Forward Currency Exchange Contracts:
Average notional amount	$2,508,913
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,204
Average short contracts	585
Average notional long	$176,586,849
Average notional short	$73,954,449
Centrally Cleared Interest Rate Swaps:
Average notional amount	$552,724,462
Centrally Cleared Inflation Swaps:
Average notional amount	$38,527,692
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	98
Average notional long	$12,642,742
Forward Currency Exchange Contracts:
Average notional amount	$2,337,820
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	24
Average notional long	$7,577,448
Forward Currency Exchange Contracts:
Average notional amount	$6,542,448

Annual Report - December 31, 2025

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,911,064(a)	Net unrealized depreciation on futures contracts	$(1,969,785)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$4,513
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$3,044,843(a)	Net unrealized depreciation on interest rate swaps	$(1,749,229)(a)
Inflation contracts (swaps)			Net unrealized depreciation on inflation swaps	$(413,281)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$701,854(a)	Net unrealized depreciation on futures contracts	$(470,312)(a)
(a)Includes cumulative appreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$7,920(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,128	Unrealized depreciation on forward foreign currency contracts	$(6,165)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$6,817(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,046	Unrealized depreciation on forward foreign currency contracts	$(25,416)
(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2025

The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,476,725	Net change in unrealized depreciation on futures contracts	$(334,378)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(207,039)	Net change in unrealized depreciation on forward foreign currency contracts	$(32,438)
Empower Core Strategies: Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(48,378)	Net change in unrealized depreciation on inflation swaps	$(413,281)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,632,251)	Net change in unrealized appreciation on interest rate swaps	$1,122,619
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,074,989	Net change in unrealized depreciation on futures contracts	$(522,618)
Empower Core Strategies: International Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,978,737	Net change in unrealized appreciation on futures contracts	$355,615
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$417,907	Net change in unrealized depreciation on forward foreign currency contracts	$(48,418)
Empower Core Strategies: U.S. Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$61,469	Net change in unrealized appreciation on futures contracts	$349,396
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(307,182)	Net change in unrealized depreciation on forward foreign currency contracts	$(104,452)
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2025

3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Funds' financial investments that, if applicable, were subject to an enforceable MNA as of December 31, 2025.
Empower Core Strategies: Flexible Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America Corp	$4,513	$—	$—	$—	$4,513
	$4,513	$—	$—	$—	$4,513
(a)OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Mellon Capital	$2,128	$(2,128)	$—	$—	$ —
	$2,128	$(2,128)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(2,176)	$—	$—	$—	$(2,176)
Mellon Capital	(3,989)	2,128	—	—	(1,861)
	$(6,165)	$2,128	$—	$—	$(4,037)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$141	$(141)	$—	$—	$ —
Citigroup Global Markets	350	(51)	—	—	299
Goldman Sachs	129	(129)	—	—	—
HSBC Bank USA	426	(426)	—	—	—
	$1,046	$(747)	$—	$—	$299
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(2,287)	$141	$—	$—	$(2,146)
Citigroup Global Markets	(51)	51	—	—	—
Goldman Sachs	(188)	129	—	—	(59)

Annual Report - December 31, 2025

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
HSBC Bank USA	$(838)	$426	$—	$—	$(412)
Morgan Stanley & Co LLC	(3,675)	—	—	—	(3,675)
State Street Bank	(553)	—	—	—	(553)
Toronto Dominion Bank	(9,406)	—	—	—	(9,406)
UBS AG	(39)	—	—	—	(39)
Westpac Banking	(8,379)	—	—	—	(8,379)
	$(25,416)	$747	$—	$—	$(24,669)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Core Strategies: Flexible Bond Fund	0.38% up to $2 billion dollars
0.35% over $2 billion dollars
Empower Core Strategies: Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Core Strategies: International Equity Fund	0.53% up to $1 billion dollars
0.48% over $1 billion dollars
0.43% over $2 billion dollars
Empower Core Strategies: U.S. Equity Fund	0.47% up to $1 billion dollars
0.42% over $1 billion dollars
0.37% over $2 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Core Strategies: Flexible Bond Fund	0.45%
Empower Core Strategies: Inflation-Protected Securities Fund	0.35%
Empower Core Strategies: International Equity Fund	0.65%
Empower Core Strategies: U.S. Equity Fund	0.55%

Annual Report - December 31, 2025

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:
Empower Core Strategies: Flexible Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$33,701	$34,647	$23,767	$0
Empower Core Strategies: Inflation-Protected Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$201,221	$286,978	$314,734	$0
Empower Core Strategies: International Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$362,755	$33,876	$24,017	$0
Empower Core Strategies: U.S. Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$6,980	$25,873	$104,152	$0
ECM and Empower Funds entered into a sub-advisory agreements with, and ECM is responsible for compensating each sub-adviser below for their services:
Empower Core Strategies: Flexible Bond Fund - Loomis, Sayles & Company, L.P., and ECM. Prior to January 17, 2025,  Western Asset Management Company, LLC ("Western Asset") was the sub-adviser on the portion of the Fund's investment portfolio now managed directly by ECM.
Empower Core Strategies: Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Core Strategies: International Equity Fund - Keyridge Asset Management Limited ("Keyridge"), formerly known as Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, Lazard Asset Management LLC, and LSV Asset Management. Effective April 30, 2025, Lazard Asset Management LLC replaced Franklin Templeton Institutional, LLC as a sub-adviser. Keyridge receives monthly compensation for its services at the annual rate of 0.02% of the average net value on the Keyridge sub-advised portion of the Fund’s assets subject to an annual $20,000 minimum.
Empower Core Strategies: U.S. Equity Fund - Keyridge, an affiliate of the Adviser and Empower of America, Putnam Investment Management, LLC (Putnam), J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. Keyridge receives a monthly compensation for its services at the annual rate of 0.0075% of the average net value on all Fund assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.

Annual Report - December 31, 2025

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$439,458,292	$401,731,347
Empower Core Strategies: Inflation-Protected Securities Fund	75,804,926	59,440,524
Empower Core Strategies: International Equity Fund	429,532,392	507,624,666
Empower Core Strategies: U.S. Equity Fund	184,969,127	196,098,430
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$922,670,693	$856,462,858
Empower Core Strategies: Inflation-Protected Securities Fund	1,602,536,044	1,428,030,444
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	-	-

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Core Strategies: Flexible Bond Fund	$7,670,773	$7,881,067
Empower Core Strategies: Inflation-Protected Securities Fund	-	-
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	5,360,439	5,560,526

Annual Report - December 31, 2025

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund	Total(a)
Corporate Bonds and Notes	$2,781,067
U.S. Treasury Bonds and Notes	5,100,000
Total secured borrowings	$7,881,067
Empower Core Strategies: U.S. Equity Fund	Total(a)
Common Stocks	$4,389,771
Exchange Traded Funds	1,170,755
Total secured borrowings	$5,560,526
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Core Strategies: Flexible Bond Fund, Empower Core Strategies: Inflation-Protected Securities Fund, Empower Core Strategies: International Equity Fund, and Empower Core Strategies: U.S. Equity Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period ended December 31, 2025, for the period from May 1, 2022 to December 31, 2022, and for each of the two years in the period ended April 30, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period ended December 31, 2025, for the period from May 1, 2022 to December 31, 2022, and for each of the two years in the period ended April 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026

We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Core Strategies: Flexible Bond Fund	$0	$0
Empower Core Strategies: Inflation-Protected Securities Fund	0	0
Empower Core Strategies: International Equity Fund	3,426,667	32,818,515
Empower Core Strategies: U.S. Equity Fund	0	0
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Core Strategies: Flexible Bond Fund	0%
Empower Core Strategies: Inflation-Protected Securities Fund	0%
Empower Core Strategies: International Equity Fund	0%
Empower Core Strategies: U.S. Equity Fund	93%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026